UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 1.5%
21,133		Johnson Controls, Inc	$557,277

		TOTAL AUTOMOBILES & COMPONENTS	557,277

BANKS - 0.4%
5,443		Wells Fargo & Co	131,285

		TOTAL BANKS	131,285

CAPITAL GOODS - 9.3%
13,350		Boeing Co	807,808
6,659		Caterpillar, Inc	491,701
7,623		Danaher Corp	319,709
2,026		Empresa Brasileira de Aeronautica S.A. (ADR)	51,400
8,668		European Aeronautic Defence and Space Co	243,648
1,610		Goodrich Corp	194,295
2,492		Honeywell International, Inc	109,424
5,193		Precision Castparts Corp	807,303
6,031		Roper Industries, Inc	415,596

		TOTAL CAPITAL GOODS	3,440,884

CONSUMER DURABLES & APPAREL - 2.7%
5,465		Burberry Group plc	99,241
421	*	Fossil, Inc	34,126
5,690		Jarden Corp	160,799
6,787		Nike, Inc (Class B)	580,356
2,401		Tupperware Corp	129,030

		TOTAL CONSUMER DURABLES & APPAREL	1,003,552

CONSUMER SERVICES - 5.9%
11,870		Carnival Corp	359,661
1,246	*	Chipotle Mexican Grill, Inc (Class A)	377,476
14,631	*	Las Vegas Sands Corp	560,953
14,735	*	MGM Mirage	136,888
9,534	*	Orient-Express Hotels Ltd (Class A)	65,880
18,265		Starbucks Corp	681,101

		TOTAL CONSUMER SERVICES	2,181,959

DIVERSIFIED FINANCIALS - 2.7%
1,281		BlackRock, Inc	189,601
8,829		Blackstone Group LP	105,771
421		CME Group, Inc	103,734
5,053	*	IntercontinentalExchange, Inc	597,568

		TOTAL DIVERSIFIED FINANCIALS	996,674

ENERGY - 6.1%
3,634		Anadarko Petroleum Corp	229,124
10,416		Cenovus Energy, Inc	319,875
4,884	*	Concho Resources, Inc	347,448
6,607	e	Crescent Point Energy Corp	248,732
8,076		National Oilwell Varco, Inc	413,653
11,911		Schlumberger Ltd	711,444
		TOTAL ENERGY	2,270,276
FOOD & STAPLES RETAILING - 1.7%
7,671		Costco Wholesale Corp	629,943

		TOTAL FOOD & STAPLES RETAILING	629,943

FOOD, BEVERAGE & TOBACCO - 1.8%
15,990		Coca-Cola Enterprises, Inc	397,831
3,853		Mead Johnson Nutrition Co	265,202

		TOTAL FOOD, BEVERAGE & TOBACCO	663,033

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 3.4%
6,907	*	Cerner Corp	$473,268
3,504	*	Edwards Lifesciences Corp	249,765
1,510	*	Intuitive Surgical, Inc	550,063

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,273,096

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
6,973		Estee Lauder Cos (Class A)	612,508

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	612,508

MATERIALS - 3.8%
4,991		Celanese Corp (Series A)	162,357
20,685		Monsanto Co	1,241,928

		TOTAL MATERIALS	1,404,285

MEDIA - 1.8%
14,105		Interpublic Group of Cos, Inc	101,556
18,482		Walt Disney Co	557,417

		TOTAL MEDIA	658,973

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.7%
10,984	*	Agilent Technologies, Inc	343,250
5,515	*	Alexion Pharmaceuticals, Inc	353,291
10,863		Allergan, Inc	894,894
2,757	*	Biogen Idec, Inc	256,815
9,953	*	Celgene Corp	616,289
1,767	*	Illumina, Inc	72,306
975	*	Mettler-Toledo International, Inc	136,461
1,571		Perrigo Co	152,560
19,352		Pfizer, Inc	342,143
2,651		Shire plc (ADR)	249,008
3,356	*	Vertex Pharmaceuticals, Inc	149,476
11,545	*	Watson Pharmaceuticals, Inc	787,946

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,354,439

RETAILING - 6.7%
8,650	*	Amazon.com, Inc	1,870,390
6,609	*	Bed Bath & Beyond, Inc	378,762
3,623		Petsmart, Inc	154,521
1,899		Target Corp	93,127

		TOTAL RETAILING	2,496,800

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.7%
8,305		Avago Technologies Ltd	272,155

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	272,155

SOFTWARE & SERVICES - 23.2%
2,640		Accenture plc	139,075
4,405	*	Akamai Technologies, Inc	87,571
5,537	*	Autodesk, Inc	153,818
6,310	*	Check Point Software Technologies	332,916
2,701	*	Gartner, Inc	94,184
4,138	*	Google, Inc (Class A)	2,128,505
30,239	*	Intuit, Inc	1,434,537
1,149		Mastercard, Inc (Class A)	364,417
1,329	e	Mercadolibre, Inc	71,434
13,324	*	Nuance Communications, Inc	271,277
31,157		Oracle Corp	895,452
19,826	*	Red Hat, Inc	837,847
3,058	*	Salesforce.com, Inc	349,468
12,005		Visa, Inc (Class A)	1,029,069
4,737	*	VMware, Inc (Class A)	380,760

		TOTAL SOFTWARE & SERVICES	8,570,330

TECHNOLOGY HARDWARE & EQUIPMENT - 10.7%
5,219	*	Apple, Inc	1,989,378
15,661	*	EMC Corp	328,724
5,331	*	Juniper Networks, Inc	92,013
13,880	*	NetApp, Inc	471,087
18,500		Qualcomm, Inc	899,655
4,167	*	SanDisk Corp	168,138

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,948,995

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 2.5%
9,519	*	American Tower Corp (Class A)	$512,122
11,017		Verizon Communications, Inc	405,426

		TOTAL TELECOMMUNICATION SERVICES	917,548

TRANSPORTATION - 1.0%
7,590	*	Kansas City Southern Industries, Inc	379,196

		TOTAL TRANSPORTATION	379,196

		TOTAL COMMON STOCKS (Cost $37,160,886)	36,763,208

SHORT-TERM INVESTMENTS - 0.9%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
324,486	x	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	324,486

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	324,486

		TOTAL SHORT-TERM INVESTMENTS (Cost $324,486)	324,486

		TOTAL INVESTMENTS - 100.2% (Cost $37,485,372)	37,087,694
		OTHER ASSETS & LIABILITIES, NET - (0.2)%	(88,166)

		NET ASSETS - 100.0%	$36,999,528

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing.

e	All or a portion of these securities are out on loan.

x	Investments made with cash collateral received from securities on loan.

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 0.3%
4,289	*	Visteon Corp	$184,427

		TOTAL AUTOMOBILES & COMPONENTS	184,427

BANKS - 3.6%
20,202		Fifth Third Bancorp	204,040
5,755	*	First Republic Bank	133,286
32,315		US Bancorp	760,695
56,304		Wells Fargo & Co	1,358,053

		TOTAL BANKS	2,456,074

CAPITAL GOODS - 7.3%
3,413		Ametek, Inc	112,527
6,328		Caterpillar, Inc	467,259
7,344		Dover Corp	342,230
10,392		Eaton Corp	368,916
57,206		General Electric Co	871,819
4,925		Goodrich Corp	594,349
15,661		Honeywell International, Inc	687,675
4,283		KBR, Inc	101,207
3,422		Precision Castparts Corp	531,984
4,538		Roper Industries, Inc	312,713
4,165		Stanley Works	204,502
3,742	*	Teledyne Technologies, Inc	182,834
6,426		Tyco International Ltd	261,860

		TOTAL CAPITAL GOODS	5,039,875

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
920	*	Acacia Research (Acacia Technologies)	33,111
6,454	*	Stericycle, Inc	520,967

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	554,078

CONSUMER DURABLES & APPAREL - 1.5%
2,541	*	Deckers Outdoor Corp	236,974
1,587	*	Fossil, Inc	128,642
9,391		Jarden Corp	265,390
2,321		Phillips-Van Heusen Corp	135,175
7,467	*,e	Prada S.p.A	31,498
4,461	*	Tempur-Pedic International, Inc	234,693

		TOTAL CONSUMER DURABLES & APPAREL	1,032,372

CONSUMER SERVICES - 2.1%
830	*	Chipotle Mexican Grill, Inc (Class A)	251,449
3,430	*	Las Vegas Sands Corp	131,506
3,545		McDonald’s Corp	311,322
15,381	*	Orient-Express Hotels Ltd (Class A)	106,283
12,275		Starbucks Corp	457,734
1,913	e	Weight Watchers International, Inc	111,432

		TOTAL CONSUMER SERVICES	1,369,726

DIVERSIFIED FINANCIALS - 5.5%
5,828		American Express Co	261,677
34,345		Bank of America Corp	210,191
23,217		Blackstone Group LP	278,140
23,628		Citigroup, Inc	605,349
1,614		CME Group, Inc	397,690
23,895		Discover Financial Services	548,152
1,861		Franklin Resources, Inc	177,986
17,712		Invesco Ltd	274,713
17,384		JPMorgan Chase & Co	523,606
20,036		Morgan Stanley	270,486
13,000		SLM Corp	161,850

		TOTAL DIVERSIFIED FINANCIALS	3,709,840

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

ENERGY - 10.2%
11,000		Anadarko Petroleum Corp	$693,550
7,122		Baker Hughes, Inc	328,752
6,929	*	Cameron International Corp	287,831
7,541		Cenovus Energy, Inc	231,584
15,934		Chevron Corp	1,474,214
2,428	*	Concho Resources, Inc	172,728
18,225		El Paso Corp	318,573
28,124		Exxon Mobil Corp	2,042,645
15,507		Halliburton Co	473,273
9,864		Marathon Oil Corp	212,865
9,814		Occidental Petroleum Corp	701,701

		TOTAL ENERGY	6,937,716

FOOD & STAPLES RETAILING - 1.3%
6,160		Costco Wholesale Corp	505,859
5,962		Whole Foods Market, Inc	389,378

		TOTAL FOOD & STAPLES RETAILING	895,237

FOOD, BEVERAGE & TOBACCO - 8.4%
24,065		Coca-Cola Co	1,625,831
11,225		Coca-Cola Enterprises, Inc	279,278
6,321		Corn Products International, Inc	248,036
3,120	e	Diamond Foods, Inc	248,945
5,439		Groupe Danone	334,353
5,206	*	Hansen Natural Corp	454,432
7,092		Hershey Co	420,130
5,510		Lorillard, Inc	609,957
19,375		Philip Morris International, Inc	1,208,613
1,454		Remy Cointreau S.A.	100,237
5,148		Unilever plc	161,257

		TOTAL FOOD, BEVERAGE & TOBACCO	5,691,069

HEALTH CARE EQUIPMENT & SERVICES - 4.1%
8,658		Baxter International, Inc	486,060
13,706		Cardinal Health, Inc	574,006
6,676	*	Cerner Corp	457,440
2,913		Cooper Cos, Inc	230,564
7,022	*	Coventry Health Care, Inc	202,304
3,450	*	Express Scripts, Inc	127,892
3,915	*	Healthspring, Inc	142,741
7,249		Humana, Inc	527,220

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,748,227

HOUSEHOLD & PERSONAL PRODUCTS - 3.3%
5,459		Colgate-Palmolive Co	484,104
5,753		Estee Lauder Cos (Class A)	505,344
4,630		Herbalife Ltd	248,168
16,384		Procter & Gamble Co	1,035,141

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,272,757

INSURANCE - 2.9%
12,047		ACE Ltd	730,049
4,034		Hartford Financial Services Group, Inc	65,109
9,322		Marsh & McLennan Cos, Inc	247,406
13,105		Prudential Financial, Inc	614,100
5,043		RenaissanceRe Holdings Ltd	321,743

		TOTAL INSURANCE	1,978,407

MATERIALS - 3.1%
7,879		Barrick Gold Corp	367,555
16,738		Du Pont (E.I.) de Nemours & Co	669,017
4,977		Ecolab, Inc	243,326
5,547		LyondellBasell Industries AF S.C.A	135,513
8,167		Monsanto Co	490,347
4,591		Potash Corp of Saskatchewan	198,423

		TOTAL MATERIALS	2,104,181

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

MEDIA - 2.9%
5,586	*	AMC Networks, Inc	$178,473
13,041		CBS Corp (Class B)	265,776
19,160		Comcast Corp (Class A)	400,444
9,618		DISH Network Corp (Class A)	241,027
10,682		Time Warner, Inc	320,140
15,407		Viacom, Inc (Class B)	596,866

		TOTAL MEDIA	2,002,726

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.1%
2,583	*	Alexion Pharmaceuticals, Inc	165,467
6,255		Allergan, Inc	515,287
3,891	*	AVEO Pharmaceuticals, Inc	59,882
3,361	*	Biogen Idec, Inc	313,077
3,925	*	BioMarin Pharmaceuticals, Inc	125,090
10,981		Biovail Corp	407,615
28,691		Bristol-Myers Squibb Co	900,323
6,320		Johnson & Johnson	402,647
2,083	*	Mettler-Toledo International, Inc	291,537
21,339	*	Mylan Laboratories, Inc	362,763
88,487		Pfizer, Inc	1,564,449
5,731	*	Pharmasset, Inc	472,063
10,130		Shire Ltd	315,900
2,421	*	Waters Corp	182,761
11,322	*	Watson Pharmaceuticals, Inc	772,727

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,851,588

RETAILING - 4.9%
3,130	*	Amazon.com, Inc	676,800
19,568		Foot Locker, Inc	393,121
11,469	*,e	GameStop Corp (Class A)	264,934
21,294		Home Depot, Inc	699,934
1,853	*	HomeAway, Inc	62,298
15,326		Macy’s, Inc	403,380
3,571		Tiffany & Co	217,188
7,224		TJX Companies, Inc	400,715
3,462		Tractor Supply Co	216,548

		TOTAL RETAILING	3,334,918

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
22,900		ARM Holdings plc	195,832
8,600		Avago Technologies Ltd	281,822
39,502		Intel Corp	842,578
13,264	*	ON Semiconductor Corp	95,103

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,415,335

SOFTWARE & SERVICES - 9.5%
4,130		Accenture plc	217,568
9,117	*	Amdocs Ltd	247,253
1,630	*	Baidu, Inc (ADR)	174,263
6,381	*	BMC Software, Inc	246,051
11,377	*	Electronic Arts, Inc	232,660
1,631	*	Google, Inc (Class A)	838,954
7,655	*	IAC/InterActiveCorp	302,755
3,704		International Business Machines Corp	648,311
870	*,e	LinkedIn Corp	67,930
4,771	*	Micros Systems, Inc	209,495
36,215		Microsoft Corp	901,391
28,310		Oracle Corp	813,629
3,972	*	Red Hat, Inc	167,857
42,717	*	Symantec Corp	696,287
6,620	*	Teradata Corp	354,369
4,833	*	VeriFone Systems, Inc	169,252
2,862	*	VMware, Inc (Class A)	230,048

		TOTAL SOFTWARE & SERVICES	6,518,073

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 8.4%
33,926	*,e	Alcatel-Lucent (ADR)	$96,011
7,633	*	Apple, Inc	2,909,547
40,396		Cisco Systems, Inc	625,734
12,990	*	EMC Corp	272,660
6,579		Hewlett-Packard Co	147,699
33,150	*	JDS Uniphase Corp	330,506
7,719	*	Polycom, Inc	141,798
21,060		Qualcomm, Inc	1,024,147
3,660	*	SanDisk Corp	147,681

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	5,695,783

TELECOMMUNICATION SERVICES - 2.9%
7,984	*	American Tower Corp (Class A)	429,539
13,750		CenturyTel, Inc	455,400
29,537		Verizon Communications, Inc	1,086,962

		TOTAL TELECOMMUNICATION SERVICES	1,971,901

TRANSPORTATION - 2.1%
44,547	*	JetBlue Airways Corp	182,643
8,925	*	Kansas City Southern Industries, Inc	445,893
12,245		United Parcel Service, Inc (Class B)	773,272

		TOTAL TRANSPORTATION	1,401,808

UTILITIES - 2.3%
4,603		American Water Works Co, Inc	138,919
7,099		Edison International	271,537
7,107		Exelon Corp	302,829
2,884		ITC Holdings Corp	223,308
11,610		NiSource, Inc	248,222
22,545		NV Energy, Inc	331,637

		TOTAL UTILITIES	1,516,452

		TOTAL COMMON STOCKS (Cost $69,159,899)	67,682,570

SHORT-TERM INVESTMENTS - 1.2%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.2%
807,143	x	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	807,143

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	807,143

		TOTAL SHORT-TERM INVESTMENTS (Cost $807,143)	807,143

		TOTAL INVESTMENTS - 100.8% (Cost $69,967,042)	68,489,713
		OTHER ASSETS & LIABILITIES, NET - (0.8)%	(534,566)

		NET ASSETS - 100.0%	$67,955,147

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing.

e	All or a portion of these securities are out on loan.

x	Investments made with cash collateral received from securities on loan.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.8%
FINLAND - 1.2%
167,741		Nokia Oyj	$948,536

		TOTAL FINLAND	948,536

FRANCE - 1.2%
18,263		BNP Paribas	719,975
10,061		Peugeot S.A.	214,036
330		Societe Generale	8,639

		TOTAL FRANCE	942,650

GERMANY - 23.2%
103,391		Bayer AG.	5,705,511
75,657		Henkel KGaA (Preference)	4,022,841
83,413		Lanxess AG.	4,001,313
25,693		Merck KGaA	2,104,477
31,685		Rheinmetall AG.	1,486,213
51,576		ThyssenKrupp AG.	1,267,294

		TOTAL GERMANY	18,587,649

HONG KONG - 0.4%
388,000		Trinity Ltd	306,399

		TOTAL HONG KONG	306,399

INDIA - 4.0%
338,939		HDFC Bank Ltd	3,206,270

		TOTAL INDIA	3,206,270

IRELAND - 0.3%
43,195	*	Smurfit Kappa Group plc	258,065

		TOTAL IRELAND	258,065

ITALY - 0.3%
7,894		Saipem S.p.A.	277,059

		TOTAL ITALY	277,059

JAPAN - 17.1%
1,970	e	Canon, Inc	89,450
500	e	Daikin Industries Ltd	14,321
972	e	Denso Corp	31,247
850	*,e	Fanuc Ltd	117,084
5,300		Fast Retailing Co Ltd	949,214
234,000	e	Hitachi Ltd	1,161,591
19,600	e	JS Group Corp	548,699
41,500		JTEKT Corp	496,589
38,600	e	Kakaku.com, Inc	1,584,454
3,303	e	Kao Corp	92,003
2,680	e	Komatsu Ltd	57,781
2,843		Mitsubishi Corp	57,882
20,016		Mitsubishi Electric Corp	177,299
121,000	e	Mitsubishi Heavy Industries Ltd	510,329
106,753	e	Mitsubishi UFJ Financial Group, Inc	489,959
5,190		Mitsubishi UFJ Lease & Finance Co Ltd	207,182
7,000	e	Mitsui Trust Holdings, Inc	23,169
850	e	Nitto Denko Corp	33,453
2,650	*	NOK Corp	47,942
5,453	*,e	Nomura Holdings, Inc	19,887
104,000		NTN Corp	487,734
2,152	*,e	ORIX Corp	168,905
20,300	e	Sega Sammy Holdings, Inc	473,615
58,100	e	Shin-Etsu Chemical Co Ltd	2,850,014

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

2,450	*,e	Sony Corp	$46,898
6,350	e	Sumitomo Corp	78,573
3,200		Sumitomo Metal Mining Co Ltd	42,369
3,000	e	Suruga Bank Ltd	29,227
514,000	e	Teijin Ltd	1,847,800
4,400		United Arrows Ltd	83,592
59,100		Ushio, Inc	899,748

		TOTAL JAPAN	13,718,010

MACAU - 4.5%
1,528,609	*	Sands China Ltd	3,576,448

		TOTAL MACAU	3,576,448

NETHERLANDS - 0.1%
1,553		Royal Dutch Shell plc (A Shares)	47,983

		TOTAL NETHERLANDS	47,983

SWEDEN - 5.4%
65,600		Assa Abloy AB (Class B)	1,349,684
157,184		SKF AB (B Shares)	2,961,670

		TOTAL SWEDEN	4,311,354

SWITZERLAND - 17.8%
99,201		Adecco S.A.	3,909,960
4,239		Burckhardt Compression Holding AG.	834,700
252,217	*	Clariant AG.	2,278,772
6,113		Credit Suisse Group	159,924
2,122		Givaudan S.A.	1,654,934
23,720		Swatch Group AG. Reg	1,413,741
32,148		Tecan Group AG.	2,304,123
145,221	*	UBS AG. (Switzerland)	1,661,119

		TOTAL SWITZERLAND	14,217,273

TAIWAN - 1.0%
297,000		Formosa Plastics Corp	782,937

		TOTAL TAIWAN	782,937

UNITED KINGDOM - 21.3%
11,875	*	Afren plc	14,897
660,242		Barclays plc	1,619,149
125,308		Filtrona plc	677,106
383,177		ICAP plc	2,442,413
822,455		Man Group plc	2,127,499
33,636		Pearson plc	593,310
108,963		Reckitt Benckiser Group plc	5,520,940
5,169	*	Rockhopper Exploration plc	15,557
228,135		Smiths Group plc	3,520,689
31,032		Tullow Oil plc	627,595

		TOTAL UNITED KINGDOM	17,159,155

		TOTAL COMMON STOCKS (Cost $95,545,211)	78,339,788

SHORT-TERM INVESTMENTS - 11.3%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 11.3%
9,047,926	x	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	9,047,926

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	9,047,926

		TOTAL SHORT-TERM INVESTMENTS (Cost $9,047,926)
		TOTAL INVESTMENTS - 109.1% (Cost $104,593,137)	87,387,714
		OTHER ASSETS & LIABILITIES, NET - (9.1)%	(7,304,818)

		NET ASSETS - 100.0%	$80,082,896

*	Non-income producing.

e	All or a portion of these securities are out on loan.

x	Investments made with cash collateral received from securities on loan.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (Unaudited)

September 30, 2011

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$17,508,955	21.9%
MATERIALS	15,694,057	19.6
FINANCIALS	12,883,317	16.1
HEALTH CARE	10,114,111	12.6
CONSUMER STAPLES	9,635,784	12.0
SHORT-TERM INVESTMENTS	9,047,926	11.3
CONSUMER DISCRETIONARY	7,736,442	9.7
INFORMATION TECHNOLOGY	3,784,031	4.7
ENERGY	983,091	1.2
OTHER ASSETS & LIABILITIES, NET	(7,304,818)	(9.1)

NET ASSETS	$80,082,896	100.0%

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%
AUTOMOBILES & COMPONENTS - 1.1%
32,593	*	American Axle & Manufacturing Holdings, Inc	$248,685
19,973	*	Ford Motor Co	193,139
3,487	*	Visteon Corp	149,941

		TOTAL AUTOMOBILES & COMPONENTS	591,765

BANKS - 5.7%
12,903		Fifth Third Bancorp	130,320
36,077		First Horizon National Corp	215,019
56,881		Huntington Bancshares, Inc	273,029
2,333		PNC Financial Services Group, Inc	112,427
30,400		US Bancorp	715,616
66,011		Wells Fargo & Co	1,592,186

		TOTAL BANKS	3,038,597

CAPITAL GOODS - 6.5%
8,994		Boeing Co	544,228
15,253	e	CAE, Inc	143,083
78,462		General Electric Co	1,195,760
8,598		Honeywell International, Inc	377,538
1,755		L-3 Communications Holdings, Inc	108,757
31,482		Masco Corp	224,152
3,829		SPX Corp	173,492
11,634		Textron, Inc	205,224
10,714		Tyco International Ltd	436,596
7,342	*,e	United Rentals, Inc	123,639

		TOTAL CAPITAL GOODS	3,532,469

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
8,888		Edenred	211,737
17,327		Republic Services, Inc	486,196

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	697,933

CONSUMER DURABLES & APPAREL - 1.2%
8,553		Jarden Corp	241,708
11,755		Newell Rubbermaid, Inc	139,532
70,428	*	Pulte Homes, Inc	278,190

		TOTAL CONSUMER DURABLES & APPAREL	659,430

CONSUMER SERVICES - 2.0%
7,762		Darden Restaurants, Inc	331,825
7,735	*	Las Vegas Sands Corp	296,560
12,779	*	MGM Mirage	118,717
26,233	*	Orient-Express Hotels Ltd (Class A)	181,270
66,000		Wynn Macau Ltd	156,078

		TOTAL CONSUMER SERVICES	1,084,450

DIVERSIFIED FINANCIALS - 7.6%
9,942		Apollo Management LP	101,806
83,103		Bank of America Corp	508,590
2,544		Bank of New York Mellon Corp	47,293
379		BlackRock, Inc	56,096
22,022		Blackstone Group LP	263,824
36,442		Citigroup, Inc	933,644
625		CME Group, Inc	154,000
9,638		Discover Financial Services	221,096
11,493	*	E*Trade Financial Corp	104,701
3,047		Goldman Sachs Group, Inc	288,093
39,293		Janus Capital Group, Inc	235,758
28,072		JPMorgan Chase & Co	845,529
14,847		Morgan Stanley	200,435
4,232		State Street Corp	136,101

		TOTAL DIVERSIFIED FINANCIALS	4,096,966

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

ENERGY - 10.2%
5,785		Anadarko Petroleum Corp	$364,744
1,924		Apache Corp	154,382
1,305		Baker Hughes, Inc	60,239
623	*,e	C&J Energy Services, Inc	10,242
2,251		Cabot Oil & Gas Corp	139,359
6,915		Cenovus Energy, Inc	212,360
15,708		Chevron Corp	1,453,305
14,262	*	Cobalt International Energy, Inc	109,960
1,766	*	Concho Resources, Inc	125,633
3,353		ConocoPhillips	212,312
5,483	e	Crescent Point Energy Corp	206,417
1,329	*	Devon Energy Corp	73,680
10,481		El Paso Corp	183,208
9,398		Ensco International plc (ADR)	379,961
1,134		Equitable Resources, Inc	60,510
2,416		Exxon Mobil Corp	175,474
7,774		Marathon Oil Corp	167,763
3,887		Marathon Petroleum Corp	105,182
7,736		Occidental Petroleum Corp	553,124
2,576		Petroleo Brasileiro S.A. (ADR)	57,831
5,077	*	Southwestern Energy Co	169,216
308		Spectra Energy Corp	7,555
24,422	*	Weatherford International Ltd	298,193
6,458		Williams Cos, Inc	157,188

		TOTAL ENERGY	5,437,838

FOOD & STAPLES RETAILING - 1.4%
22,516		CVS Corp	756,087

		TOTAL FOOD & STAPLES RETAILING	756,087

FOOD, BEVERAGE & TOBACCO - 4.8%
14,221		Altria Group, Inc	381,265
6,402		General Mills, Inc	246,285
17,997		Kraft Foods, Inc (Class A)	604,339
2,429		Lorillard, Inc	268,890
9,208		PepsiCo, Inc	569,975
2,877	*	Ralcorp Holdings, Inc	220,695
2,608		Remy Cointreau S.A.	179,793
5,700	*	Smithfield Foods, Inc	111,150

		TOTAL FOOD, BEVERAGE & TOBACCO	2,582,392

HEALTH CARE EQUIPMENT & SERVICES - 3.5%
4,002		Aetna, Inc	145,473
3,494		Baxter International, Inc	196,153
29,610	*	Boston Scientific Corp	174,995
12,957	*	Hologic, Inc	197,076
1,483		Quest Diagnostics, Inc	73,201
15,971		UnitedHealth Group, Inc	736,582
5,143		WellPoint, Inc	335,735

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,859,215

HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
23,202		Procter & Gamble Co	1,465,902

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,465,902

INSURANCE - 5.9%
8,173		ACE Ltd	495,283
4,743		Aflac, Inc	165,768
7,114		Allstate Corp	168,531
4,587		Axis Capital Holdings Ltd	118,987
4,608		Chubb Corp	276,434
2,083		Everest Re Group Ltd	165,349
12,435		Hartford Financial Services Group, Inc	200,701
2,835		Lincoln National Corp	44,311
11,724		Marsh & McLennan Cos, Inc	311,155
1,919		Max Capital Group Ltd	36,403
16,463		Metlife, Inc	461,129
1,808		PartnerRe Ltd	94,504
9,895		Prudential Financial, Inc	463,680
2,079		RenaissanceRe Holdings Ltd	132,640

		TOTAL INSURANCE	3,134,875

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

MATERIALS - 1.7%
2,881		Ashland, Inc	$127,167
4,102		Celanese Corp (Series A)	133,438
9,527		Dow Chemical Co	213,977
6,905	*	Ferro Corp	42,466
7,971	*	Georgia Gulf Corp	110,239
8,871		PolyOne Corp	95,008
12,000		Teijin Ltd	43,139
2,313		Walter Energy, Inc	138,803

		TOTAL MATERIALS	904,237

MEDIA - 2.1%
14,482		DISH Network Corp (Class A)	362,919
11,078		News Corp (Class A)	171,377
1,958		Scripps Networks Interactive (Class A)	72,779
18,010		Walt Disney Co	543,181

		TOTAL MEDIA	1,150,256

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.9%
6,510		Amgen, Inc	357,725
56,761	*	Biovitrum AB	134,430
12,351		Bristol-Myers Squibb Co	387,574
14,068		Johnson & Johnson	896,272
15,810		Merck & Co, Inc	517,145
9,350	*	Mylan Laboratories, Inc	158,950
104,100		Pfizer, Inc	1,840,489
10,360		Teva Pharmaceutical Industries Ltd (ADR)	385,599
9,622	*	Vanda Pharmaceuticals, Inc	47,629
8,242		Warner Chilcott plc	117,861
6,053	*	Watson Pharmaceuticals, Inc	413,117

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,256,791

REAL ESTATE - 1.7%
1,091		Boston Properties, Inc	97,208
38,055		Chimera Investment Corp	105,412
3,695		General Growth Properties, Inc	44,710
17,375		Kimco Realty Corp	261,146
3,230		Rayonier, Inc	118,832
2,745		SL Green Realty Corp	159,622
5,200		Starwood Property Trust, Inc	89,232
603		Vornado Realty Trust	44,996

		TOTAL REAL ESTATE	921,158

RETAILING - 3.9%
2,747	*	Children’s Place Retail Stores, Inc	127,818
5,827	*,e	GameStop Corp (Class A)	134,604
4,241		Kohl’s Corp	208,233
31,240		Lowe’s Cos, Inc	604,181
7,474		Macy’s, Inc	196,716
5,555	*,e	Talbots, Inc	14,999
12,358		Target Corp	606,036
7,583	*	Urban Outfitters, Inc	169,252

		TOTAL RETAILING	2,061,839

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
3,419		Avago Technologies Ltd	112,041
14,269	*	Freescale Semiconductor Holdings Ltd	157,387
32,993		Intel Corp	703,741
7,976	*	Lam Research Corp	302,928
7,306	*	Marvell Technology Group Ltd	106,156
25,888	*	Micron Technology, Inc	130,476
28,789	*	ON Semiconductor Corp	206,417
38,310	*	RF Micro Devices, Inc	242,885
432,266		Solomon Systech International Ltd	8,612
6,925	*	Spansion, Inc	84,624

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,055,267

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 4.7%
2,006	*	Alliance Data Systems Corp	$185,956
28,979	*	AOL, Inc	347,748
3,219		DST Systems, Inc	141,089
17,967	*	eBay, Inc	529,847
3,827	*	Electronic Arts, Inc	78,262
5,522		Microsoft Corp	137,443
9,585		Oracle Corp	275,473
6,604		Visa, Inc (Class A)	566,095
19,646	*	Yahoo!, Inc	258,541

		TOTAL SOFTWARE & SERVICES	2,520,454

TECHNOLOGY HARDWARE & EQUIPMENT - 4.0%
54,030		Cisco Systems, Inc	836,924
20,438		Corning, Inc	252,614
19,001		Hewlett-Packard Co	426,573
15,000	e	Hitachi Ltd	74,461
23,299	*	JDS Uniphase Corp	232,291
7,742	*	Juniper Networks, Inc	133,627
39		Qualcomm, Inc	1,897
2,649	*	SanDisk Corp	106,887
6,871		Seagate Technology, Inc	70,634
8,772	*	Smart Technologies, Inc (Class A)	36,842

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,172,750

TELECOMMUNICATION SERVICES - 4.9%
43,841		AT&T, Inc	1,250,345
13,125		CenturyTel, Inc	434,700
65,248	*,e	Level 3 Communications, Inc	97,220
23,539		Verizon Communications, Inc	866,235

		TOTAL TELECOMMUNICATION SERVICES	2,648,500

TRANSPORTATION - 1.1%
10,074	*	Swift Transportation Co, Inc	64,877
10,080	*	UAL Corp	195,350
1,476		Union Pacific Corp	120,544
15,422		UTI Worldwide, Inc	201,103

		TOTAL TRANSPORTATION	581,874

UTILITIES - 7.5%
3,342		American Electric Power Co, Inc	127,063
7,304	*	Calpine Corp	102,840
16,425		Centerpoint Energy, Inc	322,258
665		Entergy Corp	44,083
24,199		Exelon Corp	1,031,119
6,173		FirstEnergy Corp	277,229
3,706		NextEra Energy, Inc	200,198
8,246		NV Energy, Inc	121,299
7,465		PG&E Corp	315,844
10,504		PPL Corp	299,784
19,189		Public Service Enterprise Group, Inc	640,336
105,232	*	RRI Energy, Inc	292,545
1,261		Sempra Energy	64,942
4,868	e	Utilities Select Sector SPDR Fund	163,760
1,853		Xcel Energy, Inc	45,751

		TOTAL UTILITIES	4,049,051

		TOTAL COMMON STOCKS (Cost $61,854,303)	53,260,096

SHORT-TERM INVESTMENTS - 1.9%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.9%
1,004,744	x	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	1,004,744

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	1,004,744

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,004,744)	1,004,744

		TOTAL INVESTMENTS - 101.1% (Cost $62,859,047)	54,264,840
		OTHER ASSETS & LIABILITIES, NET - (1.1)%	(595,148)

		NET ASSETS - 100.0%	$53,669,692

Abbreviation(s):

ADR	American Depositary Receipt

SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.

e	All or a portion of these securities are out on a loan.

x	Investments made with cash collateral received from securities on loan.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 1.1%
11,200	*	American Axle & Manufacturing Holdings, Inc	$85,456
4,267		Cooper Tire & Rubber Co	46,468
23,769	*	Dana Holding Corp	249,574
9,031	*	Exide Technologies	36,124
5,336		Superior Industries International, Inc	82,441
4,094	*	Tower International, Inc	42,209

		TOTAL AUTOMOBILES & COMPONENTS	542,272

BANKS - 5.9%
1,090		1st Source Corp	22,705
12,036		Astoria Financial Corp	92,557
1,320		Berkshire Hills Bancorp, Inc	24,380
9,394		Brookline Bancorp, Inc	72,428
580		Century Bancorp, Inc	13,468
2,200		Chemical Financial Corp	33,682
700	e	City Holding Co	18,893
5,527		Columbia Banking System, Inc	79,147
1,792		Community Bank System, Inc	40,660
944	e	CVB Financial Corp	7,259
3,160		Dime Community Bancshares	32,011
10,142		East West Bancorp, Inc	151,217
1,840	e	Federal Agricultural Mortgage Corp (Class C)	35,015
670	*	First Defiance Financial Corp	8,978
8,515		First Financial Bancorp	117,507
3,612	e	First Financial Bankshares, Inc	94,490
1,500		First Interstate Bancsystem, Inc	16,065
370		First Merchants Corp	2,609
7,039		FirstMerit Corp	79,963
3,030		FNB Corp	25,967
3,941		Hancock Holding Co	105,540
590		IBERIABANK Corp	27,765
302	e	Independent Bank Corp	6,565
4,563		International Bancshares Corp	60,003
4,643		National Penn Bancshares, Inc	32,547
2,612		NBT Bancorp, Inc	48,635
2,646		Northwest Bancshares, Inc	31,514
7,100		Oritani Financial Corp	91,306
7,040		PrivateBancorp, Inc	52,941
4,712		Prosperity Bancshares, Inc	153,988
11,160		Provident Financial Services, Inc	119,969
861		Republic Bancorp, Inc (Class A)	15,248
441		SCBT Financial Corp	10,884
859	*	Signature Bank	41,000
1,640		Simmons First National Corp (Class A)	35,588
1,077		Sterling Bancorp	7,819
760	*	Sun Bancorp, Inc	2,014
6,754	*	SVB Financial Group	249,899
1,730	*	The Bancorp, Inc	12,387
910	e	Trico Bancshares	11,166
5,485		UMB Financial Corp	175,959
17,900		Umpqua Holdings Corp	157,341
410		Union Bankshares Corp	4,395
1,100	e	United Bankshares, Inc	22,099
2,182		United Financial Bancorp, Inc	29,872
6,140		Webster Financial Corp	93,942
510		WesBanco, Inc	8,828
15,908	*	Western Alliance Bancorp	87,176
5,375	e	Wintrust Financial Corp	138,729

		TOTAL BANKS	2,804,120

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

CAPITAL GOODS - 8.2%
13,170		Actuant Corp (Class A)	$260,109
1,860		Alamo Group, Inc	38,669
3,650	*	Altra Holdings, Inc	42,231
2,036		Ampco-Pittsburgh Corp	41,636
84		Applied Industrial Technologies, Inc	2,281
3,173	*	Astec Industries, Inc	92,905
8,897		Barnes Group, Inc	171,267
5,911	*	Beacon Roofing Supply, Inc	94,517
5,931		Belden CDT, Inc	152,960
5,583	*	Blount International, Inc	74,589
1,779		Briggs & Stratton Corp	24,034
3,852		Cascade Corp	128,618
2,640	*	Ceradyne, Inc	70,990
3,200	*,e	Colfax Corp	64,832
2,021		Cubic Corp	78,960
8,426		Curtiss-Wright Corp	242,922
2,063		Ducommun, Inc	30,904
1,700	*	DXP Enterprises, Inc	32,011
10,330	*	EMCOR Group, Inc	210,009
6,022	*	EnPro Industries, Inc	178,734
18,864	*	Force Protection, Inc	72,626
2,700		Franklin Electric Co, Inc	97,956
12,165	*,e	GenCorp, Inc	54,621
3,500		Granite Construction, Inc	65,695
2,736		Great Lakes Dredge & Dock Corp	11,136
5,133	e	Heico Corp	252,749
4,395	*	Kadant, Inc	78,055
2,590	*	Layne Christensen Co	59,829
1,470		LB Foster Co (Class A)	32,678
1,970		Lindsay Manufacturing Co	105,986
8,600	*	Mastec, Inc	151,446
348		Mueller Industries, Inc	13,429
1,800	*	MYR Group, Inc	31,752
1,581		Nacco Industries, Inc (Class A)	100,235
5,405	*	NCI Building Systems, Inc	40,862
4,628	*	Orbital Sciences Corp	59,238
2,270	*	Powell Industries, Inc	70,302
1,200		Primoris Services Corp	12,552
3,700	*	Sauer-Danfoss, Inc	106,930
49		Seaboard Corp	88,298
2,494		Standex International Corp	77,638
3,695	*	Sterling Construction Co, Inc	41,273
5,810		Triumph Group, Inc	283,179
900		Watts Water Technologies, Inc (Class A)	23,985

		TOTAL CAPITAL GOODS	3,965,628

COMMERCIAL & PROFESSIONAL SERVICES - 3.3%
7,281	*	Acacia Research (Acacia Technologies)	262,043
5,816		Administaff, Inc	129,406
1,886	*	Advisory Board Co	121,704
10,777		Brink’s Co	251,211
1,600	*	Clean Harbors, Inc	82,080
2,650	*	Consolidated Graphics, Inc	96,805
3,791		Corporate Executive Board Co	112,972
2,310	*,e	EnerNOC, Inc	20,790
1,694	*	Exponent, Inc	70,013
4,350	*	Metalico, Inc	16,965
14,954		Steelcase, Inc (Class A)	94,360
6,931	*	SYKES Enterprises, Inc	103,618
7,617	*	Tetra Tech, Inc	142,743
5,253	*	TrueBlue, Inc	59,516
635		VSE Corp	16,434

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,580,660

CONSUMER DURABLES & APPAREL - 2.9%
4,535	*	Arctic Cat, Inc	65,712
5,460	*	Ascena Retail Group, Inc	147,802
1,236		Blyth, Inc	68,536

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,860		Brunswick Corp	$26,114
12,267	*	CROCS, Inc	290,360
4,181	*	Helen of Troy Ltd	105,027
4,957	*,e	iRobot Corp	124,718
5,727		Jakks Pacific, Inc	108,527
3,007	*	Kenneth Cole Productions, Inc (Class A)	32,265
5,500	*	La-Z-Boy, Inc	40,755
11,400	*,e	Liz Claiborne, Inc	57,000
1,350		Pool Corp	35,343
10,700	*	Quiksilver, Inc	32,635
2,391	e	Sturm Ruger & Co, Inc	62,118
6,740	*	True Religion Apparel, Inc	181,710
439	*	Warnaco Group, Inc	20,234

		TOTAL CONSUMER DURABLES & APPAREL	1,398,856

CONSUMER SERVICES - 3.2%
2,013	*	American Public Education, Inc	68,442
11,961		Ameristar Casinos, Inc	191,974
4,900	*,e	Bridgepoint Education, Inc	85,456
2,560	*	Buffalo Wild Wings, Inc	153,088
1,265	*	Capella Education Co	35,901
2,628		CEC Entertainment, Inc	74,819
7,836	*	Cheesecake Factory	193,157
3,450	*,e	Coinstar, Inc	138,000
3,050	*	Papa John’s International, Inc	92,720
4,958	e	PF Chang’s China Bistro, Inc	135,056
6,960		Sotheby’s (Class A)	191,887
163	*	Steak N Shake Co	48,312
5,400		Texas Roadhouse, Inc (Class A)	71,388
4,895		Universal Technical Institute, Inc	66,523

		TOTAL CONSUMER SERVICES	1,546,723

DIVERSIFIED FINANCIALS - 2.3%
10,420		BGC Partners, Inc (Class A)	62,833
4,024		Calamos Asset Management, Inc (Class A)	40,280
281		Cash America International, Inc	14,376
8,600	*	Dollar Financial Corp	187,910
200	*	DVI, Inc	0
7,158		Evercore Partners, Inc (Class A)	163,203
7,550	e	FXCM, Inc	105,851
1,000		GAMCO Investors, Inc (Class A)	39,390
1,700		Hercules Technology Growth Capital, Inc	14,484
7,560	*	Investment Technology Group, Inc	74,012
18,271	*	MF Global Holdings Ltd	75,459
4,578		Nelnet, Inc (Class A)	85,975
2,547		New Mountain Finance Corp	32,372
5,205	*	PHH Corp	83,697
3,484	*	Piper Jaffray Cos	62,468
3,807	e	Triangle Capital Corp	57,943

		TOTAL DIVERSIFIED FINANCIALS	1,100,253

ENERGY - 6.2%
11,637		Alon USA Energy, Inc	71,335
8,563	*	Basic Energy Services, Inc	121,252
7,650	*	Bill Barrett Corp	277,236
23,486	*	Callon Petroleum Co	90,891
9,300	*	Cloud Peak Energy, Inc	157,635
4,504	*	Complete Production Services, Inc	84,900
5,000	*	CVR Energy, Inc	105,700
1,370	*,e	Dawson Geophysical Co	32,305
7,707		Delek US Holdings, Inc	86,858
1,711	*	Energy Partners Ltd	18,941
1,846	*,e	Energy XXI Bermuda Ltd	39,597
5,868	*,e	Green Plains Renewable Energy, Inc	54,748
7,000	*	Helix Energy Solutions Group, Inc	91,700
19,420	*	ION Geophysical Corp	91,857
16,860	*	Key Energy Services, Inc	160,001
8,800	*,e	McMoRan Exploration Co	87,384
2,300	*	Mitcham Industries, Inc	25,760
31,840	*	Newpark Resources, Inc	193,905
968	*	OYO Geospace Corp	54,489

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

13,000	*	Parker Drilling Co	$57,070
2,540	*,e	Patriot Coal Corp	21,488
15,275	*	Pioneer Drilling Co	109,675
4,163	*	Rosetta Resources, Inc	142,458
10,216	*	Stone Energy Corp	165,601
910	*	Swift Energy Co	22,149
2,366		Targa Resources Investments, Inc	70,389
20,529	*	Vaalco Energy, Inc	99,771
11,415	e	W&T Offshore, Inc	157,070
5,500	*,e	Western Refining, Inc	68,530
137	*	Westmoreland Coal Co	1,063
6,700		World Fuel Services Corp	218,755

		TOTAL ENERGY	2,980,513

FOOD & STAPLES RETAILING - 2.0%
1,785		Andersons, Inc	60,083
6,273	*	Pantry, Inc	76,091
161,210	*,e	Rite Aid Corp	157,986
7,731		Ruddick Corp	301,432
2,800		Spartan Stores, Inc	43,344
3,720	*	United Natural Foods, Inc	137,789
370		Village Super Market (Class A)	8,858
1,958		Weis Markets, Inc	72,563
14,300	*	Winn-Dixie Stores, Inc	84,656

		TOTAL FOOD & STAPLES RETAILING	942,802

FOOD, BEVERAGE & TOBACCO - 1.1%
8,791	*	Alliance One International, Inc	21,450
1,530	e	Cal-Maine Foods, Inc	48,088
7,985	*	Chiquita Brands International, Inc	66,595
300		Coca-Cola Bottling Co Consolidated	16,638
3,915	*	Darling International, Inc	49,290
3,500	*	Hain Celestial Group, Inc	106,925
1,344		J&J Snack Foods Corp	64,579
7,990	*	Omega Protein Corp	72,549
5,402	*	Smart Balance, Inc	31,872
2,390		Universal Corp	85,705

		TOTAL FOOD, BEVERAGE & TOBACCO	563,691

HEALTH CARE EQUIPMENT & SERVICES - 6.2%
4,457	*	Align Technology, Inc	67,613
2,511	*,e	Almost Family, Inc	41,758
4,155	*	Arthrocare Corp	119,539
1,800	*,e	athenahealth, Inc	107,190
3,819		Cantel Medical Corp	80,657
2,854		Computer Programs & Systems, Inc	188,792
1,500	*	Conmed Corp	34,515
9,872	*	Continucare Corp	62,983
3,048	*	DynaVox, Inc	10,973
9,941	*	Five Star Quality Care, Inc	24,853
6,153	*	Greatbatch, Inc	123,122
1,500	*	Haemonetics Corp	87,720
9,000	*	Hansen Medical, Inc	29,880
6,484		Invacare Corp	149,391
2,033	*	Kensey Nash Corp	49,809
11,348	*	Kindred Healthcare, Inc	97,820
5,061	*	Medidata Solutions, Inc	83,203
11,507	*	Molina Healthcare, Inc	177,668
1,850	*	MWI Veterinary Supply, Inc	127,317
12,125	*	NxStage Medical, Inc	252,928
5,752	*	Omnicell, Inc	79,263
5,566	*	OraSure Technologies, Inc	44,305
2,609	*	Orthofix International NV	90,037
2,033		Owens & Minor, Inc	57,900
1,917	*	Providence Service Corp	20,416
8,562	*	RTI Biologics, Inc	28,169
964	*	Sirona Dental Systems, Inc	40,883
2,674	*	SonoSite, Inc	81,129
3,200		STERIS Corp	93,664
9,837	*	Team Health Holdings, Inc	161,524
1,981	*	Triple-S Management Corp (Class B)	33,182
7,280	*	WellCare Health Plans, Inc	276,493
7,415	*	Wright Medical Group, Inc	132,580

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,057,276

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
3,000	*	Elizabeth Arden, Inc	$85,320
2,753		Inter Parfums, Inc	42,534
10,215	*,e	Medifast, Inc	164,972
3,064		Nu Skin Enterprises, Inc (Class A)	124,153
4,130	*	Revlon, Inc (Class A)	50,882

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	467,861

INSURANCE - 3.5%
13,380	e	American Equity Investment Life Holding Co	117,075
2,087	*	American Safety Insurance Holdings Ltd	38,401
46,769	*	Conseco, Inc	253,020
5,180	e	Crawford & Co (Class B)	27,765
4,567		FBL Financial Group, Inc (Class A)	121,574
15,898		First American Financial Corp	203,494
10,130		Horace Mann Educators Corp	115,583
692		Max Capital Group Ltd	13,127
4,395		Meadowbrook Insurance Group, Inc	39,159
8,357	*	National Financial Partners Corp	91,426
6,790		OneBeacon Insurance Group Ltd (Class A)	92,616
5,120		ProAssurance Corp	368,743
2,663		Selective Insurance Group, Inc	34,752
14,080		Symetra Financial Corp	114,752
3,100		Tower Group, Inc	70,866

		TOTAL INSURANCE	1,702,353

MATERIALS - 4.8%
6,385	*	Brush Engineered Materials, Inc	144,812
9,709		Buckeye Technologies, Inc	234,084
11,380	*	Chemtura	114,141
5,100	*	Clearwater Paper Corp	173,298
7,700	*	Coeur d’Alene Mines Corp	165,087
257	*,e	Contango ORE, Inc	3,791
3,900		H.B. Fuller Co	71,058
2,700		Haynes International, Inc	117,315
7,266	*	Hecla Mining Co	38,946
3,000	*	Innospec, Inc	72,630
600		Kaiser Aluminum Corp	26,568
2,100	*	LSB Industries, Inc	60,207
3,260	*	Metals USA Holdings Corp	29,177
3,624		Minerals Technologies, Inc	178,554
8,990		Olin Corp	161,910
700		Olympic Steel, Inc	11,858
8,246	*	OM Group, Inc	214,149
4,050		PAN American Silver Corp	108,419
22,858		PolyOne Corp	244,809
1,392		Stepan Co	93,515
900	*	Universal Stainless & Alloy	22,878
12,700	*	US Gold Corp	50,927

		TOTAL MATERIALS	2,338,133

MEDIA - 0.7%
1,530		AH Belo Corp (Class A)	6,426
3,536	*	EW Scripps Co (Class A)	24,752
10,149	*	Journal Communications, Inc (Class A)	30,143
5,700		National CineMedia, Inc	82,707
13,600	*,e	New York Times Co (Class A)	79,016
4,108		Scholastic Corp	115,147

		TOTAL MEDIA	338,191

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
2,620	*	Acorda Therapeutics, Inc	52,295
4,000	*	Affymax, Inc	17,920
15,768	*	Akorn, Inc	123,148
13,127	*	Alkermes PLC	200,318
5,815	*	AMAG Pharmaceuticals, Inc	85,829
8,700	*,e	Ariad Pharmaceuticals, Inc	76,473
8,575	*	Arqule, Inc	43,304
7,612	*	Astex Pharmaceuticals	14,615
7,700	*,e	AVEO Pharmaceuticals, Inc	118,503

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

5,634	*	Caliper Life Sciences, Inc	$58,988
5,700	*	Cepheid, Inc	221,331
14,500	*,e	Combinatorx, Inc	14,219
1,920	*	Cornerstone Therapeutics, Inc	12,288
8,772	*	Cubist Pharmaceuticals, Inc	309,827
3,154	*	Dendreon Corp	28,386
2,511	*	Dusa Pharmaceuticals, Inc	9,291
4,280	*	Emergent Biosolutions, Inc	66,040
4,800	*	Enzon Pharmaceuticals, Inc	33,792
5,000	*	InterMune, Inc	101,000
6,627	*	Jazz Pharmaceuticals, Inc	275,153
15,514	*	Medicines Co	230,848
4,667		Medicis Pharmaceutical Corp (Class A)	170,252
7,025	*	Momenta Pharmaceuticals, Inc	80,788
13,187	*	Neurocrine Biosciences, Inc	78,858
2,734	*	NPS Pharmaceuticals, Inc	17,798
1,500	*	Onyx Pharmaceuticals, Inc	45,015
3,420	*,e	Optimer Pharmaceuticals, Inc	47,333
5,111	*	Par Pharmaceutical Cos, Inc	136,055
7,466	*	Questcor Pharmaceuticals, Inc	203,523
2,110	*	Salix Pharmaceuticals Ltd	62,456
11,590	*	Santarus, Inc	32,336
4,970	*	Sciclone Pharmaceuticals, Inc	18,936
11,000	*,e	Sequenom, Inc	55,990
23,811	*	Spectrum Pharmaceuticals, Inc	181,678
4,197	*	Targacept, Inc	62,955
1,100	*,e	Theravance, Inc	22,154
8,181	*	Vanda Pharmaceuticals, Inc	40,496
16,722	*	Viropharma, Inc	302,167

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,652,358

REAL ESTATE - 9.0%
2,512		Agree Realty Corp	54,711
140		Alexander’s, Inc	50,543
6,591		Associated Estates Realty Corp	101,897
17,182		CBL & Associates Properties, Inc	195,188
5,249		Colony Financial, Inc	67,817
12,340		DuPont Fabros Technology, Inc	242,975
5,030		Entertainment Properties Trust	196,069
4,521		Equity Lifestyle Properties, Inc	283,467
13,852		Equity One, Inc	219,693
15,020		Extra Space Storage, Inc	279,823
1,178		Getty Realty Corp	16,987
6,978		Highwoods Properties, Inc	197,198
1,378		Home Properties, Inc	78,215
6,274		LTC Properties, Inc	158,858
1,160		Mid-America Apartment Communities, Inc	69,855
3,876		National Health Investors, Inc	163,296
13,873		National Retail Properties, Inc	372,767
25,173		Newcastle Investment Corp	102,454
16,773		NorthStar Realty Finance Corp	55,351
8,697		Omega Healthcare Investors, Inc	138,543
2,595		Parkway Properties, Inc	28,571
6,596		Pennymac Mortgage Investment Trust	104,876
5,535		Potlatch Corp	174,463
3,850		PS Business Parks, Inc	190,729
1,917		Saul Centers, Inc	64,814
4,309		Sovran Self Storage, Inc	160,166
3,150		STAG Industrial, Inc	32,130
2,400		Sun Communities, Inc	84,456
13,118		Tanger Factory Outlet Centers, Inc	341,199
3,400		Urstadt Biddle Properties, Inc (Class A)	54,298

		TOTAL REAL ESTATE	4,281,409

RETAILING - 3.9%
8,300	*	Ann Taylor Stores Corp	189,572
6,100		Bebe Stores, Inc	40,992
3,286	e	Bon-Ton Stores, Inc	16,331
5,428		Cato Corp (Class A)	122,456
2,470	*,e	Children’s Place Retail Stores, Inc	114,929

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,514	*	Core-Mark Holding Co, Inc	$46,374
9,130		Express Parent LLC	185,248
10,817		Finish Line, Inc (Class A)	216,232
4,760	*	Hibbett Sports, Inc	161,316
9,418		Hot Topic, Inc	71,859
3,380	*	HSN, Inc	111,979
3,415	*,e	Overstock.com, Inc	31,657
24,413	*	Pier 1 Imports, Inc	238,759
6,500	*	Select Comfort Corp	90,805
2,958	*	Shutterfly, Inc	121,811
33,583	*	Wet Seal, Inc (Class A)	150,452

		TOTAL RETAILING	1,910,772

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
9,061	*,e	Amkor Technology, Inc	39,506
2,280	*,e	Amtech Systems, Inc	18,240
4,539	*	Ceva, Inc	110,343
8,284	*	Cirrus Logic, Inc	122,106
23,792	*	Entegris, Inc	151,793
23,240	*	Entropic Communications, Inc	95,981
19,212	*	FSI International, Inc	36,311
22,164	*,e	GT Solar International, Inc	155,591
26,827	*	Kulicke & Soffa Industries, Inc	200,128
30,282	*	Lattice Semiconductor Corp	158,981
7,833	*	LTX-Credence Corp	41,437
19,014	*	Mindspeed Technologies, Inc	98,873
10,700	*	MIPS Technologies, Inc	51,788
5,179		MKS Instruments, Inc	112,436
2,086	*	Nanometrics, Inc	30,247
8,300	*	Omnivision Technologies, Inc	116,532
22,300	*	Photronics, Inc	111,054
13,614	*	RF Micro Devices, Inc	86,313
23,302	*	Silicon Image, Inc	136,783
4,828	*	Tessera Technologies, Inc	57,646
2,400	*	Ultratech, Inc	41,160
4,204	*,e	Veeco Instruments, Inc	102,578

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,075,827

SOFTWARE & SERVICES - 9.1%
4,900	*	ACI Worldwide, Inc	134,946
2,500	*,e	Active Network, Inc	36,875
5,500	*,e	Ancestry.com, Inc	129,250
10,000	*	Aspen Technology, Inc	152,700
4,797		Blackbaud, Inc	106,829
5,810	*,e	BroadSoft, Inc	176,334
2,350	*	CACI International, Inc (Class A)	117,359
7,666	*	Cardtronics, Inc	175,705
8,534	*	Commvault Systems, Inc	316,270
6,161	*	CSG Systems International, Inc	77,875
17,400		Earthlink, Inc	113,622
6,731	*	Euronet Worldwide, Inc	105,946
1,590		Forrester Research, Inc	51,691
8,200	*,e	Glu Mobile, Inc	17,302
4,500		Heartland Payment Systems, Inc	88,740
3,805	e	iGate Corp	43,910
5,200	*	Infospace, Inc	43,472
3,799	*	Interactive Intelligence, Inc	103,143
4,327		j2 Global Communications, Inc	116,396
6,726	*	Liveperson, Inc	66,924
3,560	*	LogMeIn, Inc	118,228
19,000	*	Magma Design Automation, Inc	86,450
4,392	*	Manhattan Associates, Inc	145,287
7,898		MAXIMUS, Inc	275,640
1,986	*	MicroStrategy, Inc (Class A)	226,543
23,187	*	MoneyGram International, Inc	54,026
1,900	*,e	OpenTable, Inc	87,419
2,695		Opnet Technologies, Inc	94,082
6,500	*	Progress Software Corp	114,075
5,111	*	RightNow Technologies, Inc	168,919
8,313	*	SolarWinds, Inc	183,052

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

500	*,e	Sourcefire, Inc	$13,380
6,050	*	TeleNav, Inc	53,664
5,868	*	TeleTech Holdings, Inc	89,428
8,286	*	Unisys Corp	130,007
12,600		United Online, Inc	65,898
11,484	*	Valueclick, Inc	178,690
4,831	*	Websense, Inc	83,576

		TOTAL SOFTWARE & SERVICES	4,343,653

TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
4,377	*	Agilysys, Inc	31,208
13,028	*	Arris Group, Inc	134,188
11,050	*	Blue Coat Systems, Inc	153,374
18,770	*	Brightpoint, Inc	172,872
8,708		Cognex Corp	236,074
3,190	*	Coherent, Inc	137,042
6,849		Comtech Telecommunications Corp	192,389
3,000	*	Electro Scientific Industries, Inc	35,670
13,408	*	Extreme Networks, Inc	35,531
3,174	*	Fabrinet	59,354
4,306	*	FEI Co	129,008
5,800	*	Finisar Corp	101,732
4,200	*	Insight Enterprises, Inc	63,588
800	e	InterDigital, Inc	37,264
13,240	*	Kemet Corp	94,666
3,580	*	Netgear, Inc	92,686
9,773	*	Newport Corp	105,646
2,902	*	Oplink Communications, Inc	43,936
4,310	*	OSI Systems, Inc	144,471
4,940		Plantronics, Inc	140,543
55,260	*	Quantum Corp	100,021
4,937	*,e	Synaptics, Inc	117,994
1,300	*,e	Universal Display Corp	62,322
1,355	*	Westell Technologies, Inc	2,927

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,424,506

TELECOMMUNICATION SERVICES - 1.4%
44,770	*	Cincinnati Bell, Inc	138,339
8,440	*	Cogent Communications Group, Inc	113,518
4,924		IDT Corp (Class B)	100,450
7,050	*	Neutral Tandem, Inc	68,244
6,061		USA Mobility, Inc	80,005
62,780	*	Vonage Holdings Corp	163,228

		TOTAL TELECOMMUNICATION SERVICES	663,784

TRANSPORTATION - 2.9%
5,987	*	Alaska Air Group, Inc	337,008
1,975	*	Amerco, Inc	123,339
5,400		Arkansas Best Corp	87,210
3,582	*	Atlas Air Worldwide Holdings, Inc	119,245
13,300	*	Avis Budget Group, Inc	128,611
7,362		Celadon Group, Inc	65,375
2,453	*	Dollar Thrifty Automotive Group, Inc	138,104
8,300	*,e	Excel Maritime Carriers Ltd	17,264
5,043	*,e	JetBlue Airways Corp	20,676
2,300		Marten Transport Ltd	39,652
5,800	*	Old Dominion Freight Line	168,025
23,791	*	US Airways Group, Inc	130,851
3,660		Werner Enterprises, Inc	76,238

		TOTAL TRANSPORTATION	1,451,598

UTILITIES - 4.3%
12,631		Avista Corp	301,249
3,900	e	Black Hills Corp	119,496
1,884		Chesapeake Utilities Corp	75,567
4,300		Cleco Corp	146,802
12,303	e	Empire District Electric Co	238,432
723		Idacorp, Inc	27,315
3,995		Laclede Group, Inc	154,806
380		MGE Energy, Inc	15,455
9,040		PNM Resources, Inc	148,527

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

13,761		Portland General Electric Co	$325,998
7,620		Southwest Gas Corp	275,616
2,860		UIL Holdings Corp	94,180
790		Unisource Energy Corp	28,511
3,640		WGL Holdings, Inc	142,215

		TOTAL UTILITIES	2,094,169

		TOTAL COMMON STOCKS (Cost $56,094,824)	48,227,408

SHORT-TERM INVESTMENTS - 9.0%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 9.0%
4,345,340	x	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	4,345,340

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	4,345,340

		TOTAL SHORT-TERM INVESTMENTS (Cost $4,345,340)	4,345,340

		TOTAL INVESTMENTS - 108.9% (Cost $60,440,164)	52,572,748
		OTHER ASSETS & LIABILITIES, NET - (8.9)%	(4,299,640)

		NET ASSETS - 100.0%	$48,273,108

*	Non-income producing.

e	All or a portion of these securities are out on loan.

x	Investments made with cash collateral received from securities on loan.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.1%
AUTOMOBILES & COMPONENTS - 0.9%
839	*	American Axle & Manufacturing Holdings, Inc	$6,402
234	*	Amerigon, Inc (Class A)	2,979
1,100		Autoliv, Inc	53,350
1,361	*	BorgWarner, Inc	82,381
700		Cooper Tire & Rubber Co	7,623
1,719	*	Dana Holding Corp	18,050
133	*	Dorman Products, Inc	4,400
290		Drew Industries, Inc	5,794
816	*	Exide Technologies	3,264
261	*	Federal Mogul Corp (Class A)	3,850
46,101	*	Ford Motor Co	445,796
280	*	Fuel Systems Solutions, Inc	5,379
9,171	*	General Motors Co	185,071
1,773		Gentex Corp	42,641
3,033	*	Goodyear Tire & Rubber Co	30,603
2,938		Harley-Davidson, Inc	100,862
8,463		Johnson Controls, Inc	223,169
1,306		Lear Corp	56,027
500	*	Modine Manufacturing Co	4,530
147	*	Motorcar Parts of America, Inc	1,210
355		Spartan Motors, Inc	1,466
188		Standard Motor Products, Inc	2,438
173	*	Stoneridge, Inc	903
280		Superior Industries International, Inc	4,326
743	*	Tenneco, Inc	19,028
639	*,e	Tesla Motors, Inc	15,585
552		Thor Industries, Inc	12,227
1,265	*	TRW Automotive Holdings Corp	41,403
635	*	Visteon Corp	27,305
353	*,e	Winnebago Industries, Inc	2,443

		TOTAL AUTOMOBILES & COMPONENTS	1,410,505

BANKS - 2.9%
180		1st Source Corp	3,749
266	*	1st United Bancorp, Inc	1,311
278		Abington Bancorp, Inc	2,002
51		Alliance Financial Corp	1,431
283	*	Ameris Bancorp	2,465
77	e	Ames National Corp	1,204
109		Arrow Financial Corp	2,429
2,146		Associated Banc-Corp	19,958
951		Astoria Financial Corp	7,313
130	e	Bancfirst Corp	4,311
298		Banco Latinoamericano de Exportaciones S.A. (Class E)	4,539
46		Bancorp Rhode Island, Inc	1,950
1,007	e	Bancorpsouth, Inc	8,841
838		Bank Mutual Corp	2,187
762		Bank of Hawaii Corp	27,737
70	e	Bank of Kentucky Financial Corp	1,418
61		Bank of Marin Bancorp	2,015
442	e	Bank of the Ozarks, Inc	9,251
300		BankFinancial Corp	1,992
415		BankUnited	8,615
203		Banner Corp	2,596
8,698		BB&T Corp	185,527
392	*	Beneficial Mutual Bancorp, Inc	2,920
165		Berkshire Hills Bancorp, Inc	3,048
87	*	BofI Holding, Inc	1,171
457		BOK Financial Corp	21,429
826		Boston Private Financial Holdings, Inc	4,857
75		Bridge Bancorp, Inc	1,373
668		Brookline Bancorp, Inc	5,150

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

86		Bryn Mawr Bank Corp	$1,425
87		Camden National Corp	2,369
140	*	Cape Bancorp, Inc	990
101	e	Capital City Bank Group, Inc	1,050
3,675		CapitalSource, Inc	22,565
2,084		Capitol Federal Financial	22,007
286		Cardinal Financial Corp	2,465
1,028		Cathay General Bancorp	11,699
150	e	Center Bancorp, Inc	1,448
431	*	Center Financial	2,021
261		Centerstate Banks of Florida, Inc	1,365
188	*	Central Pacific Financial Corp	1,940
168		Century Bancorp, Inc	3,901
294		Chemical Financial Corp	4,501
2,490	*	CIT Group, Inc	75,621
101		Citizens & Northern Corp	1,501
262		City Holding Co	7,071
710		City National Corp	26,810
112		Clifton Savings Bancorp, Inc	1,026
105		CNB Financial Corp	1,346
395		CoBiz, Inc	1,766
490		Columbia Banking System, Inc	7,017
2,498		Comerica, Inc	57,379
1,008		Commerce Bancshares, Inc	35,028
400		Community Bank System, Inc	9,076
182	e	Community Trust Bancorp, Inc	4,239
732		Cullen/Frost Bankers, Inc	33,570
933	e	CVB Financial Corp	7,175
309		Dime Community Bancshares	3,130
1,571	*	Doral Financial Corp	1,712
118	*,e	Eagle Bancorp, Inc	1,389
1,835		East West Bancorp, Inc	27,360
90		Enterprise Financial Services Corp	1,223
132		ESB Financial Corp	1,447
197		ESSA Bancorp, Inc	2,070
115		Federal Agricultural Mortgage Corp (Class C)	2,188
11,412		Fifth Third Bancorp	115,261
126		Financial Institutions, Inc	1,797
174		First Bancorp (NC)	1,747
107	e	First Bancorp, Inc	1,347
625		First Busey Corp	2,719
70		First Citizens Bancshares, Inc (Class A)	10,048
1,229		First Commonwealth Financial Corp	4,547
189		First Community Bancshares, Inc	1,928
120	*	First Defiance Financial Corp	1,608
747		First Financial Bancorp	10,309
448	e	First Financial Bankshares, Inc	11,720
188		First Financial Corp	5,172
133		First Financial Holdings, Inc	533
3,240		First Horizon National Corp	19,310
149		First Interstate Bancsystem, Inc	1,596
557		First Merchants Corp	3,927
893		First Midwest Bancorp, Inc	6,537
3,812		First Niagara Financial Group, Inc	34,880
66		First of Long Island Corp	1,496
110		First Pactrust Bancorp, Inc	1,246
915	*	First Republic Bank	21,191
1,352		FirstMerit Corp	15,359
2,443	*	Flagstar Bancorp, Inc	1,197
358		Flushing Financial Corp	3,866
1,572		FNB Corp	13,472
185		Fox Chase Bancorp, Inc	2,346
170	*	Franklin Financial Corp	1,877
2,887		Fulton Financial Corp	22,086
133	e	German American Bancorp, Inc	2,144
860		Glacier Bancorp, Inc	8,058
135		Great Southern Bancorp, Inc	2,265
120	*	Hampton Roads Bankshares, Inc	564
949		Hancock Holding Co	25,414
158		Heartland Financial USA, Inc	2,240

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

121		Heritage Financial Corp	$1,336
266		Home Bancshares, Inc	5,645
199		Home Federal Bancorp, Inc	1,556
5,693		Hudson City Bancorp, Inc	32,222
156		Hudson Valley Holding Corp	2,719
10,738		Huntington Bancshares, Inc	51,542
323		IBERIABANK Corp	15,200
252	e	Independent Bank Corp	5,478
674		International Bancshares Corp	8,863
579	*	Investors Bancorp, Inc	7,313
227		Kearny Financial Corp	2,007
11,623		Keycorp	68,924
261		Lakeland Bancorp, Inc	2,041
147		Lakeland Financial Corp	3,037
1,560		M&T Bank Corp	109,044
216		MainSource Financial Group, Inc	1,884
661		MB Financial, Inc	9,730
60		Merchants Bancshares, Inc	1,607
119	*	Meridian Interstate Bancorp, Inc	1,298
2,499	*	MGIC Investment Corp	4,673
56		Midsouth Bancorp, Inc	602
460	*	Nara Bancorp, Inc	2,792
84	e	National Bankshares, Inc	2,027
1,529		National Penn Bancshares, Inc	10,718
374		NBT Bancorp, Inc	6,964
5,439		New York Community Bancorp, Inc	64,725
227	e	Northfield Bancorp, Inc	3,005
1,214		Northwest Bancshares, Inc	14,459
97		OceanFirst Financial Corp	1,132
892	*	Ocwen Financial Corp	11,783
1,045		Old National Bancorp	9,739
148	*	OmniAmerican Bancorp, Inc	2,020
458		Oriental Financial Group, Inc	4,429
670		Oritani Financial Corp	8,616
60	e	Orrstown Financial Services, Inc	771
50	*	Pacific Capital Bancorp	1,276
154		Pacific Continental Corp	1,092
369		PacWest Bancorp	5,144
165	e	Park National Corp	8,725
360	*	Park Sterling Bank	1,231
47	e	Penns Woods Bancorp, Inc	1,539
164	*	Pennsylvania Commerce Bancorp, Inc	1,419
75		Peoples Bancorp, Inc	825
4,770		People’s United Financial, Inc	54,378
400	*,e	Pinnacle Financial Partners, Inc	4,376
1,998	*,e	PMI Group, Inc	400
6,541		PNC Financial Services Group, Inc	315,210
12,307	*	Popular, Inc	18,461
630		PrivateBancorp, Inc	4,738
555		Prosperity Bancshares, Inc	18,137
753		Provident Financial Services, Inc	8,095
421		Provident New York Bancorp	2,450
2,812		Radian Group, Inc	6,158
15,720		Regions Financial Corp	52,348
195	e	Renasant Corp	2,482
120		Republic Bancorp, Inc (Class A)	2,125
147		Rockville Financial, Inc	1,394
100		Roma Financial Corp	815
300	e	S&T Bancorp, Inc	4,848
210	e	S.Y. Bancorp, Inc	3,910
250		Sandy Spring Bancorp, Inc	3,658
151		SCBT Financial Corp	3,727
900	*	Seacoast Banking Corp of Florida	1,323
87		Sierra Bancorp	796
475	*	Signature Bank	22,672
207		Simmons First National Corp (Class A)	4,492
197		Southside Bancshares, Inc	3,548
383	*	Southwest Bancorp, Inc	1,616

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

163		State Bancorp, Inc	$1,723
397	*	State Bank & Trust Co	5,010
256		StellarOne Corp	2,547
318		Sterling Bancorp	2,309
335	*	Sterling Financial Corp	4,147
88		Suffolk Bancorp	732
470	*,e	Sun Bancorp, Inc	1,246
6,731		SunTrust Banks, Inc	120,821
1,616	e	Susquehanna Bancshares, Inc	8,840
520	*	SVB Financial Group	19,240
9,246	e	Synovus Financial Corp	9,893
118	*,e	Taylor Capital Group, Inc	758
1,924		TCF Financial Corp	17,624
150		Territorial Bancorp, Inc	2,873
429	*	Texas Capital Bancshares, Inc	9,803
956	*	TFS Financial Corp	7,772
265	*	The Bancorp, Inc	1,897
130	e	Tompkins Trustco, Inc	4,651
130		Tower Bancorp, Inc	2,722
232	e	TowneBank	2,638
171		Trico Bancshares	2,098
852		Trustco Bank Corp NY	3,800
774	e	Trustmark Corp	14,048
403		UMB Financial Corp	12,928
1,383		Umpqua Holdings Corp	12,157
167		Union Bankshares Corp	1,790
543	e	United Bankshares, Inc	10,909
281	*,e	United Community Banks, Inc	2,386
201		United Financial Bancorp, Inc	2,752
198		Univest Corp of Pennsylvania	2,639
23,945		US Bancorp	563,664
2,688		Valley National Bancorp	28,466
426		ViewPoint Financial Group	4,878
253	*	Virginia Commerce Bancorp	1,485
113		Washington Banking Co	1,099
1,416		Washington Federal, Inc	18,040
138		Washington Trust Bancorp, Inc	2,730
900		Webster Financial Corp	13,770
61,156		Wells Fargo & Co	1,475,082
301		WesBanco, Inc	5,210
189		West Bancorporation, Inc	1,603
225	*	West Coast Bancorp	3,150
390		Westamerica Bancorporation	14,945
712	*	Western Alliance Bancorp	3,902
366		Westfield Financial, Inc	2,412
167	*	Wilshire Bancorp, Inc	458
375		Wintrust Financial Corp	9,679
100		WSFS Financial Corp	3,157
2,222		Zions Bancorporation	31,264

		TOTAL BANKS	4,612,542

CAPITAL GOODS - 7.8%
852	*,e	3D Systems Corp	11,919
8,832		3M Co	634,049
429		A.O. Smith Corp	13,741
2,099	*,e	A123 Systems, Inc	7,221
193	e	Aaon, Inc	3,040
468		AAR Corp	7,802
503	*	Accuride Corp	2,575
282		Aceto Corp	1,492
1,022	*,e	Active Power, Inc	1,318
878		Actuant Corp (Class A)	17,341
572		Acuity Brands, Inc	20,615
1,483	*	Aecom Technology Corp	26,205
484	*,e	Aerovironment, Inc	13,625
1,180	*	AGCO Corp	40,793
433	*	Air Lease Corp	8,314
718		Aircastle Ltd	6,835
78		Alamo Group, Inc	1,622
301		Albany International Corp (Class A)	5,493

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

434		Alliant Techsystems, Inc	$23,657
296	*	Altra Holdings, Inc	3,425
224	*,e	Ameresco, Inc	2,276
90	*	American Railcar Industries, Inc	1,384
140		American Science & Engineering, Inc	8,547
544	*,e	American Superconductor Corp	2,138
125		American Woodmark Corp	1,514
105		Ameron International Corp	8,919
1,997		Ametek, Inc	65,841
79		Ampco-Pittsburgh Corp	1,616
311		Apogee Enterprises, Inc	2,671
508		Applied Industrial Technologies, Inc	13,797
89	*	Argan, Inc	906
297		Armstrong World Industries, Inc	10,229
1,176	*	ArvinMeritor, Inc	8,303
237	*	Astec Industries, Inc	6,939
122	*	Astronics Corp	3,449
129		AZZ, Inc	5,001
1,463	*	Babcock & Wilcox Co	28,602
258		Badger Meter, Inc	7,464
677		Barnes Group, Inc	13,032
1,206	*	BE Aerospace, Inc	39,931
825	*	Beacon Roofing Supply, Inc	13,192
565		Belden CDT, Inc	14,571
570	*	Blount International, Inc	7,615
9,175		Boeing Co	555,179
586		Brady Corp (Class A)	15,488
600		Briggs & Stratton Corp	8,106
4,337	*,e	Broadwind Energy, Inc	1,388
1,363	*,e	Builders FirstSource, Inc	1,731
232	*	CAI International, Inc	2,719
7,608	*,e	Capstone Turbine Corp	7,608
741		Carlisle Cos, Inc	23,623
126		Cascade Corp	4,207
7,961		Caterpillar, Inc	587,840
321	*	Ceradyne, Inc	8,632
405	*	Chart Industries, Inc	17,079
1,217		Chicago Bridge & Iron Co NV	34,843
170		CIRCOR International, Inc	4,993
615		Clarcor, Inc	25,449
311	*	CNH Global NV	8,161
242	*,e	Colfax Corp	4,903
196	*	Columbus McKinnon Corp	2,148
409		Comfort Systems USA, Inc	3,403
301	*	Commercial Vehicle Group, Inc	1,978
2,017		Cooper Industries plc	93,024
593		Crane Co	21,164
170		Cubic Corp	6,642
2,439		Cummins, Inc	199,169
554		Curtiss-Wright Corp	15,972
6,711		Danaher Corp	281,459
5,217		Deere & Co	336,862
434	*	DigitalGlobe, Inc	8,433
944		Donaldson Co, Inc	51,731
141		Douglas Dynamics, Inc	1,802
2,320		Dover Corp	108,112
121		Ducommun, Inc	1,813
82	*	DXP Enterprises, Inc	1,544
596	*	Dycom Industries, Inc	9,119
270		Dynamic Materials Corp	4,253
4,212		Eaton Corp	149,526
923	*	EMCOR Group, Inc	18,765
9,343		Emerson Electric Co	385,959
255		Encore Wire Corp	5,248
583	*,e	Ener1, Inc	80
404	*,e	Energy Recovery, Inc	1,216
579	*	EnerSys	11,592
215	*	EnPro Industries, Inc	6,381
317		ESCO Technologies, Inc	8,084
210	*	Essex Rental Corp	517
359	*	Esterline Technologies Corp	18,611

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,644	e	Fastenal Co	$121,273
743		Federal Signal Corp	3,284
413	*	Flow International Corp	913
686		Flowserve Corp	50,764
2,167		Fluor Corp	100,873
1,262	*	Force Protection, Inc	4,859
277		Franklin Electric Co, Inc	10,050
227	*	Freightcar America, Inc	3,271
6,474	*,e	FuelCell Energy, Inc	5,438
408	*	Furmanite Corp	2,207
655		Gardner Denver, Inc	41,625
538		GATX Corp	16,673
575	*	GenCorp, Inc	2,582
233	*	Generac Holdings, Inc	4,383
640	*	General Cable Corp	14,944
4,130		General Dynamics Corp	234,956
131,816		General Electric Co	2,008,876
264	*	GeoEye, Inc	7,484
916	*	Gibraltar Industries, Inc	7,438
199	*	Global Power Equipment Group, Inc	4,631
1,565		Goodrich Corp	188,864
242		Gorman-Rupp Co	5,975
730		Graco, Inc	24,922
1,560	*	GrafTech International Ltd	19,812
128		Graham Corp	2,130
466		Granite Construction, Inc	8,747
670		Great Lakes Dredge & Dock Corp	2,727
231	*	Greenbrier Cos, Inc	2,691
686	*	Griffon Corp	5,611
334	*	H&E Equipment Services, Inc	2,756
969		Harsco Corp	18,789
517	e	Heico Corp	25,457
1,161	*	Hexcel Corp	25,728
9,629		Honeywell International, Inc	422,809
186		Houston Wire & Cable Co	2,137
728		Hubbell, Inc (Class B)	36,065
604	*	Huntington Ingalls	14,695
78	*	Hurco Cos, Inc	1,583
1,031		IDEX Corp	32,126
646	*	II-VI, Inc	11,305
5,571		Illinois Tool Works, Inc	231,754
4,055		Ingersoll-Rand plc	113,905
466	*	Insituform Technologies, Inc (Class A)	5,396
155		Insteel Industries, Inc	1,561
392	*	Interline Brands, Inc	5,045
2,210		ITT Industries, Inc	92,820
1,535	*	Jacobs Engineering Group, Inc	49,565
308		John Bean Technologies Corp	4,392
1,303		Joy Global, Inc	81,281
148	*	Kadant, Inc	2,628
380		Kaman Corp	10,583
428		Kaydon Corp	12,275
1,895		KBR, Inc	44,779
983		Kennametal, Inc	32,183
128	*,e	KEYW Holding Corp	910
294	*	Kratos Defense & Security Solutions, Inc	1,976
1,319		L-3 Communications Holdings, Inc	81,738
45		Lawson Products, Inc	608
220	*	Layne Christensen Co	5,082
111		LB Foster Co (Class A)	2,468
702		Lennox International, Inc	18,098
1,026		Lincoln Electric Holdings, Inc	29,764
136		Lindsay Manufacturing Co	7,317
101	*	LMI Aerospace, Inc	1,723
3,558		Lockheed Martin Corp	258,453
131		LSI Industries, Inc	816
201	*	Lydall, Inc	1,789

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,601	e	Manitowoc Co, Inc	$10,743
4,339		Masco Corp	30,893
894	*	Mastec, Inc	15,743
171		Met-Pro Corp	1,467
80	*	Michael Baker Corp	1,530
218	*	Middleby Corp	15,360
115		Miller Industries, Inc	1,995
548	*	Moog, Inc (Class A)	17,876
556		MSC Industrial Direct Co (Class A)	31,392
447		Mueller Industries, Inc	17,250
2,364		Mueller Water Products, Inc (Class A)	5,863
209	*	MYR Group, Inc	3,687
66		Nacco Industries, Inc (Class A)	4,184
58	e	National Presto Industries, Inc	5,041
900	*	Navistar International Corp	28,908
222	*	NCI Building Systems, Inc	1,678
202	*	NN, Inc	1,020
814		Nordson Corp	32,348
3,446		Northrop Grumman Corp	179,743
96	*	Northwest Pipe Co	1,948
706	*	Orbital Sciences Corp	9,037
434	*	Orion Marine Group, Inc	2,504
1,078	*	Oshkosh Truck Corp	16,968
1,391	*	Owens Corning, Inc	30,156
4,586		Paccar, Inc	155,099
1,415		Pall Corp	59,996
1,937		Parker Hannifin Corp	122,283
1,234		Pentair, Inc	39,500
313		Perini Corp	3,596
200	*	Pike Electric Corp	1,354
144	*,e	PMFG, Inc	2,271
484	*	Polypore International, Inc	27,356
94	*	Powell Industries, Inc	2,911
222	*	PowerSecure International, Inc	1,050
1,787		Precision Castparts Corp	277,807
28		Preformed Line Products Co	1,282
237		Primoris Services Corp	2,479
450		Quanex Building Products Corp	4,928
2,673	*	Quanta Services, Inc	50,226
192		Raven Industries, Inc	9,254
4,428		Raytheon Co	180,972
262	*	RBC Bearings, Inc	8,905
464		Regal-Beloit Corp	21,056
596		Robbins & Myers, Inc	20,687
1,820		Rockwell Automation, Inc	101,920
1,914		Rockwell Collins, Inc	100,983
1,193		Roper Industries, Inc	82,210
820	*	RSC Holdings, Inc	5,847
333	*	Rush Enterprises, Inc (Class A)	4,715
2,251	*,e	SatCon Technology Corp	2,138
200	*	Sauer-Danfoss, Inc	5,780
4		Seaboard Corp	7,208
134		SeaCube Container Leasing Ltd	1,625
919	*	Shaw Group, Inc	19,979
459		Simpson Manufacturing Co, Inc	11,443
694		Snap-On, Inc	30,814
1,447	*	Spirit Aerosystems Holdings, Inc (Class A)	23,080
608		SPX Corp	27,548
151		Standex International Corp	4,701
1,944		Stanley Works	95,450
133	*	Sterling Construction Co, Inc	1,486
183		Sun Hydraulics Corp	3,730
200		TAL International Group, Inc	4,988
812	*	Taser International, Inc	3,500
208	*	Tecumseh Products Co (Class A)	1,516
433	*	Teledyne Technologies, Inc	21,156
200		Tennant Co	7,074
1,362	*	Terex Corp	13,974
112		Textainer Group Holdings Ltd	2,271
3,436		Textron, Inc	60,611

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

120	*	Thermon Group Holdings	$1,658
645	*	Thomas & Betts Corp	25,742
1,085		Timken Co	35,610
512	e	Titan International, Inc	7,680
282	*	Titan Machinery, Inc	5,048
419		Toro Co	20,644
626	*	TransDigm Group, Inc	51,125
314		Tredegar Corp	4,657
189	*	Trex Co, Inc	3,030
321	*	Trimas Corp	4,767
964		Trinity Industries, Inc	20,639
468		Triumph Group, Inc	22,810
100		Twin Disc, Inc	2,667
5,828		Tyco International Ltd	237,491
747	*	United Rentals, Inc	12,579
11,375		United Technologies Corp	800,344
233		Universal Forest Products, Inc	5,604
1,020	*	URS Corp	30,253
813	*,e	USG Corp	5,471
282		Valmont Industries, Inc	21,979
200		Vicor Corp	1,750
710		W.W. Grainger, Inc	106,173
1,287	*	Wabash National Corp	6,139
870	*	WABCO Holdings, Inc	32,938
424		Watsco, Inc	21,666
573		Watts Water Technologies, Inc (Class A)	15,270
516	*	WESCO International, Inc	17,312
577		Westinghouse Air Brake Technologies Corp	30,506
728		Woodward Governor Co	19,947
95	*,e	Xerium Technologies, Inc	995

		TOTAL CAPITAL GOODS	12,464,524

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
655		ABM Industries, Inc	12,484
611	*	Acacia Research (Acacia Technologies)	21,990
684	*	ACCO Brands Corp	3,263
335		Administaff, Inc	7,454
188	*	Advisory Board Co	12,132
200		American Ecology Corp	3,094
412	*	American Reprographics Co	1,384
318	*	APAC Customer Services, Inc	2,709
120	*	AT Cross Co	1,354
1,360		Avery Dennison Corp	34,109
97		Barrett Business Services, Inc	1,352
550		Brink’s Co	12,821
297	*	Casella Waste Systems, Inc (Class A)	1,562
854	*,e	CBIZ, Inc	5,628
100		CDI Corp	1,068
676	*	Cenveo, Inc	2,035
1,569		Cintas Corp	44,152
583	*	Clean Harbors, Inc	29,908
100	*	Consolidated Graphics, Inc	3,653
1,065	*,e	Coolbrands International, Inc	4,313
792	*	Copart, Inc	30,983
387		Corporate Executive Board Co	11,533
1,411	*	Corrections Corp of America	32,016
313	*	CoStar Group, Inc	16,267
73		Courier Corp	477
1,513		Covanta Holding Corp	22,982
167	*	CRA International, Inc	3,342
567		Deluxe Corp	10,546
365	*	Dolan Media Co	3,281
647		Dun & Bradstreet Corp	39,635
904	*	EnergySolutions, Inc	3,191
236	*,e	EnerNOC, Inc	2,124
269		Ennis, Inc	3,513
1,500		Equifax, Inc	46,110
172	*	Exponent, Inc	7,109
148	*	Franklin Covey Co	1,125
571	*,e	FTI Consulting, Inc	21,019
190	*	Fuel Tech, Inc	1,106

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

387		G & K Services, Inc (Class A)	$9,884
772	*	Geo Group, Inc	14,328
191	*	GP Strategies Corp	1,908
825		Healthcare Services Group	13,316
200		Heidrick & Struggles International, Inc	3,290
700		Herman Miller, Inc	12,502
384	*,e	Higher One Holdings, Inc	6,248
270	*	Hill International, Inc	1,264
567		HNI Corp	10,847
376	*	Hudson Highland Group, Inc	1,286
279	*	Huron Consulting Group, Inc	8,685
209	*	ICF International, Inc	3,931
1,150	*	ICO Global Communications Holdings Ltd	2,588
675	*	IHS, Inc (Class A)	50,497
259	*,e	Innerworkings, Inc	2,031
597		Interface, Inc (Class A)	7,080
110		Intersections, Inc	1,414
2,177		Iron Mountain, Inc	68,836
343	*	KAR Auction Services, Inc	4,154
300		Kelly Services, Inc (Class A)	3,420
366	*	Kforce, Inc	3,590
300		Kimball International, Inc (Class B)	1,458
546		Knoll, Inc	7,480
500	*	Korn/Ferry International	6,095
107	*	M&F Worldwide Corp	2,634
1,074		Manpower, Inc	36,108
274		McGrath RentCorp	6,518
802	*	Metalico, Inc	3,128
352		Mine Safety Appliances Co	9,490
172	*	Mistras Group, Inc	3,020
400	*	Mobile Mini, Inc	6,576
105		Multi-Color Corp	2,372
631	*	Navigant Consulting, Inc	5,849
1,006	*	Nielsen Holdings NV	26,236
817	*,e	Odyssey Marine Exploration, Inc	2,010
282	*	On Assignment, Inc	1,994
2,321	e	Pitney Bowes, Inc	43,635
313	e	Quad	5,656
2,582		R.R. Donnelley & Sons Co	36,458
3,913		Republic Services, Inc	109,798
514		Resources Connection, Inc	5,027
1,798		Robert Half International, Inc	38,154
772		Rollins, Inc	14,444
120	*	RPX Corp	2,485
100		Schawk, Inc (Class A)	987
241	*	School Specialty, Inc	1,718
189	*	Standard Parking Corp	2,956
838		Steelcase, Inc (Class A)	5,288
1,066	*	Stericycle, Inc	86,047
460	*	SYKES Enterprises, Inc	6,877
390	*	Team, Inc	8,182
728	*	Tetra Tech, Inc	13,643
159	*	TMS International Corp	1,158
712		Towers Watson & Co	42,563
220	*	TRC Cos, Inc	662
550	*	TrueBlue, Inc	6,232
330		Unifirst Corp	14,946
612		United Stationers, Inc	16,677
1,477	*	Verisk Analytics, Inc	51,354
263		Viad Corp	4,466
48		VSE Corp	1,242
1,413		Waste Connections, Inc	47,788
5,893		Waste Management, Inc	191,875

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,575,209

CONSUMER DURABLES & APPAREL - 1.4%
479		American Greetings Corp (Class A)	8,862
148	*	Arctic Cat, Inc	2,145
719	*	Ascena Retail Group, Inc	19,463
1,108	*	Beazer Homes USA, Inc	1,673

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

75		Blyth, Inc	$4,159
1,127		Brunswick Corp	15,823
806		Callaway Golf Co	4,167
695	*	Carter’s, Inc	21,225
72	*	Cavco Industries, Inc	2,480
65	e	Cherokee, Inc	835
3,650		Coach, Inc	189,180
137	e	Columbia Sportswear Co	6,357
1,032	*	CROCS, Inc	24,427
46		CSS Industries, Inc	767
474	*	Deckers Outdoor Corp	44,205
67	*	Delta Apparel, Inc	1,055
3,350		DR Horton, Inc	30,284
3,150	*,e	Eastman Kodak Co	2,457
279	e	Ethan Allen Interiors, Inc	3,797
1,922		Fortune Brands, Inc	103,941
633	*	Fossil, Inc	51,311
642	*	Furniture Brands International, Inc	1,323
1,360	e	Garmin Ltd	43,207
205	*	G-III Apparel Group Ltd	4,686
1,141	*	Hanesbrands, Inc	28,536
852		Harman International Industries, Inc	24,350
1,546		Hasbro, Inc	50,415
334	*	Helen of Troy Ltd	8,390
988	*,e	Hovnanian Enterprises, Inc (Class A)	1,205
870	*	Iconix Brand Group, Inc	13,746
231	*,e	iRobot Corp	5,812
311		Jakks Pacific, Inc	5,893
1,231		Jarden Corp	34,788
1,084		Jones Apparel Group, Inc	9,984
919	e	KB Home	5,385
100	*	Kenneth Cole Productions, Inc (Class A)	1,073
330	*,e	K-Swiss, Inc (Class A)	1,403
628	*	La-Z-Boy, Inc	4,653
256	*	Leapfrog Enterprises, Inc	863
1,780		Leggett & Platt, Inc	35,226
1,951		Lennar Corp (Class A)	26,417
193	*	Libbey, Inc	2,034
112		Lifetime Brands, Inc	1,080
1,307	*,e	Liz Claiborne, Inc	6,535
385	*	M/I Homes, Inc	2,314
300	*	Maidenform Brands, Inc	7,023
4,516		Mattel, Inc	116,920
441	e	MDC Holdings, Inc	7,471
377	*	Meritage Homes Corp	5,708
664	*	Mohawk Industries, Inc	28,492
200		Movado Group, Inc	2,436
3,613		Newell Rubbermaid, Inc	42,886
4,437		Nike, Inc (Class B)	379,408
74	*	NVR, Inc	44,695
200		Oxford Industries, Inc	6,860
161	*	Perry Ellis International, Inc	3,027
741		Phillips-Van Heusen Corp	43,156
804		Polaris Industries, Inc	40,176
567		Pool Corp	14,844
4,066	*	Pulte Homes, Inc	16,061
1,598	*	Quiksilver, Inc	4,874
770		Ralph Lauren Corp	99,869
101		RG Barry Corp	1,071
506	e	Ryland Group, Inc	5,389
1,213	*,e	Sealy Corp	1,795
403	*	Skechers U.S.A., Inc (Class A)	5,654
100		Skyline Corp	955
635	*	Smith & Wesson Holding Corp	1,600
1,250	*,e	Standard-Pacific Corp	3,088
100	*	Steinway Musical Instruments, Inc	2,156
420	*	Steven Madden Ltd	12,642
228		Sturm Ruger & Co, Inc	5,923
875	*	Tempur-Pedic International, Inc	46,034
1,740	*	Toll Brothers, Inc	25,108

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

304	*	True Religion Apparel, Inc	$8,196
822		Tupperware Corp	44,174
502	*,e	Under Armour, Inc (Class A)	33,338
340	*	Unifi, Inc	2,778
166	*	Universal Electronics, Inc	2,721
246	*,e	Vera Bradley, Inc	8,868
1,068		VF Corp	129,783
515	*	Warnaco Group, Inc	23,736
60		Weyco Group, Inc	1,338
946		Whirlpool Corp	47,215
600		Wolverine World Wide, Inc	19,950
247	*	Zagg, Inc	2,450

		TOTAL CONSUMER DURABLES & APPAREL	2,157,799

CONSUMER SERVICES - 2.3%
208	*	AFC Enterprises	2,461
184		Ambassadors Group, Inc	1,054
224	*	American Public Education, Inc	7,616
320		Ameristar Casinos, Inc	5,136
1,498	*	Apollo Group, Inc (Class A)	59,335
146	*	Archipelago Learning, Inc	1,226
159	*	Ascent Media Corp (Series A)	6,252
701	*	Bally Technologies, Inc	18,913
170	*	Benihana, Inc	1,464
298	*	BJ’s Restaurants, Inc	13,145
379		Bob Evans Farms, Inc	10,809
704	*,e	Boyd Gaming Corp	3,450
141	*	Bravo Brio Restaurant Group, Inc	2,346
234	*,e	Bridgepoint Education, Inc	4,081
1,103		Brinker International, Inc	23,075
218	*	Buffalo Wild Wings, Inc	13,036
202	*	Capella Education Co	5,733
812	*	Career Education Corp	10,597
5,332		Carnival Corp	161,560
288		CBRL Group, Inc	11,543
272		CEC Entertainment, Inc	7,744
746	*	Cheesecake Factory	18,389
385	*	Chipotle Mexican Grill, Inc (Class A)	116,636
370		Choice Hotels International, Inc	10,996
155		Churchill Downs, Inc	6,050
364	*,e	Coinstar, Inc	14,560
1,059	*,e	Corinthian Colleges, Inc	1,652
1,697		Darden Restaurants, Inc	72,547
949	*	Denny’s Corp	3,160
854		DeVry, Inc	31,564
223	*	DineEquity, Inc	8,583
767	*	Domino’s Pizza, Inc	20,901
296	*	Dunkin Brands Group, Inc	8,199
519	*,e	Education Management Corp	7,702
424	*,e	Gaylord Entertainment Co	8,200
374	*	Grand Canyon Education, Inc	6,040
3,964		H&R Block, Inc	52,760
1,071		Hillenbrand, Inc	19,706
540	*	Hyatt Hotels Corp	16,940
3,723		International Game Technology	54,095
548		International Speedway Corp (Class A)	12,516
474	*	Interval Leisure Group, Inc	6,314
244	*	Isle of Capri Casinos, Inc	1,181
351	*,e	ITT Educational Services, Inc	20,211
678	*	Jack in the Box, Inc	13,506
738	*	Jamba, Inc	952
310	*,e	K12, Inc	7,893
587	*	Krispy Kreme Doughnuts, Inc	4,003
4,873	*	Las Vegas Sands Corp	186,831
484	*,e	Life Time Fitness, Inc	17,835
288		Lincoln Educational Services Corp	2,330
140		Mac-Gray Corp	1,807
200		Marcus Corp	1,990
3,456		Marriott International, Inc (Class A)	94,141
367		Matthews International Corp (Class A)	11,289

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

188	*	McCormick & Schmick’s Seafood Restaurants, Inc	$1,301
12,897		McDonald’s Corp	1,132,614
4,384	*	MGM Mirage	40,727
200	*	Monarch Casino & Resort, Inc	1,956
510	*	Morgans Hotel Group Co	3,055
322	*	Multimedia Games, Inc	1,301
300	*,e	O’Charleys, Inc	1,782
1,101	*	Orient-Express Hotels Ltd (Class A)	7,608
360	*	Panera Bread Co (Class A)	37,418
263	*	Papa John’s International, Inc	7,995
149	*	Peet’s Coffee & Tea, Inc	8,290
929	*	Penn National Gaming, Inc	30,926
277	e	PF Chang’s China Bistro, Inc	7,545
793	*	Pinnacle Entertainment, Inc	7,200
150	*	Red Robin Gourmet Burgers, Inc	3,614
674		Regis Corp	9,497
1,667		Royal Caribbean Cruises Ltd	36,074
779	*	Ruby Tuesday, Inc	5,578
200	*	Ruth’s Chris Steak House, Inc	858
774	*	Scientific Games Corp (Class A)	5,511
2,964		Service Corp International	27,150
646	*	Shuffle Master, Inc	5,433
468	e	Six Flags Entertainment Corp	12,973
729	*	Sonic Corp	5,154
810		Sotheby’s (Class A)	22,332
164		Speedway Motorsports, Inc	1,981
9,364		Starbucks Corp	349,184
2,434		Starwood Hotels & Resorts Worldwide, Inc	94,488
20	*	Steak N Shake Co	5,928
185	*	Steiner Leisure Ltd	7,542
1,142		Stewart Enterprises, Inc (Class A)	6,795
171	e	Strayer Education, Inc	13,111
687		Texas Roadhouse, Inc (Class A)	9,082
250	*	Town Sports International Holdings, Inc	1,815
228		Universal Technical Institute, Inc	3,099
437		Vail Resorts, Inc	16,514
406	e	Weight Watchers International, Inc	23,650
3,949		Wendy’s	18,126
698	*	WMS Industries, Inc	12,278
2,126		Wyndham Worldwide Corp	60,612
970		Wynn Resorts Ltd	111,628
5,786		Yum! Brands, Inc	285,771

		TOTAL CONSUMER SERVICES	3,677,551

DIVERSIFIED FINANCIALS - 5.7%
700		Advance America Cash Advance Centers, Inc	5,152
647	*	Affiliated Managers Group, Inc	50,498
4,393	*	American Capital Ltd	29,960
13,059		American Express Co	586,349
3,011		Ameriprise Financial, Inc	118,513
2,330		Apollo Investment Corp	17,522
2,546		Ares Capital Corp	35,058
341	e	Artio Global Investors, Inc	2,714
126,086		Bank of America Corp	771,646
15,436		Bank of New York Mellon Corp	286,955
949		BGC Partners, Inc (Class A)	5,722
678	e	BlackRock Kelso Capital Corp	4,949
1,064		BlackRock, Inc	157,483
945	*	Broadpoint Securities Group, Inc	1,125
200		Calamos Asset Management, Inc (Class A)	2,002
5,708		Capital One Financial Corp	226,208
47		Capital Southwest Corp	3,478
400		Cash America International, Inc	20,464
656		CBOE Holdings, Inc	16,052
13,201		Charles Schwab Corp	148,775
35,969		Citigroup, Inc	921,526
841		CME Group, Inc	207,222
207	e	Cohen & Steers, Inc	5,951
398		Compass Diversified Trust	4,848
888	*	Cowen Group, Inc	2,406
82	*	Credit Acceptance Corp	5,278

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

22		Diamond Hill Investment Group, Inc	$1,527
6,777		Discover Financial Services	155,464
450	*	Dollar Financial Corp	9,833
332		Duff & Phelps Corp	3,539
3,332	*	E*Trade Financial Corp	30,355
1,406		Eaton Vance Corp	31,312
161	*	Encore Capital Group, Inc	3,518
160		Epoch Holding Corp	2,171
186		Evercore Partners, Inc (Class A)	4,241
545	*	Ezcorp, Inc (Class A)	15,554
653	*	FBR Capital Markets Corp	1,554
1,409	e	Federated Investors, Inc (Class B)	24,700
834	e	Fifth Street Finance Corp	7,773
474	*,e	Financial Engines, Inc	8,584
363	*	First Cash Financial Services, Inc	15,228
641	*,e	First Marblehead Corp	654
1,800		Franklin Resources, Inc	172,152
80	e	Friedman Billings Ramsey Group, Inc (Class A)	1,924
215		FXCM, Inc	3,014
69		GAMCO Investors, Inc (Class A)	2,718
704		GFI Group, Inc	2,830
239		Gladstone Capital Corp	1,640
252		Gladstone Investment Corp	1,714
6,435		Goldman Sachs Group, Inc	608,429
92	e	Golub Capital BDC, Inc	1,366
276	*,e	Green Dot Corp	8,644
354	e	Greenhill & Co, Inc	10,121
322	*,e	Harris & Harris Group, Inc	1,143
426		Hercules Technology Growth Capital, Inc	3,630
225	*	HFF, Inc (Class A)	1,967
441		Interactive Brokers Group, Inc (Class A)	6,143
960	*	IntercontinentalExchange, Inc	113,530
153	*	International Assets Holding Corp	3,176
405	*	Internet Capital Group, Inc	3,730
5,995		Invesco Ltd	92,982
524	*	Investment Technology Group, Inc	5,130
16,069		iShares Russell 3000 Index Fund	1,072,285
2,289		Janus Capital Group, Inc	13,734
1,634		Jefferies Group, Inc	20,278
173		JMP Group, Inc	1,005
49,391		JPMorgan Chase & Co	1,487,657
422		KBW, Inc	5,819
1,888	*	Knight Capital Group, Inc (Class A)	22,958
240		Kohlberg Capital Corp	1,404
1,144	*,e	Ladenburg Thalmann Financial Services, Inc	1,773
1,377		Lazard Ltd (Class A)	29,055
1,957		Legg Mason, Inc	50,314
2,393		Leucadia National Corp	54,273
425	*	LPL Investment Holdings, Inc	10,804
250		Main Street Capital Corp	4,440
383		MarketAxess Holdings, Inc	9,966
102	*	Marlin Business Services Corp	1,081
778		MCG Capital Corp	3,081
175		Medallion Financial Corp	1,628
2,044	*	MF Global Holdings Ltd	8,442
2,471		Moody’s Corp	75,242
19,195		Morgan Stanley	259,133
1,492	*	MSCI, Inc (Class A)	45,252
407		MVC Capital, Inc	4,261
1,637	*	Nasdaq Stock Market, Inc	37,880
320		Nelnet, Inc (Class A)	6,010
370	*,e	Netspend Holdings, Inc	1,902
341	*	NewStar Financial, Inc	3,185
300		NGP Capital Resources Co	1,962
120	e	Nicholas Financial, Inc	1,172
2,854		Northern Trust Corp	99,833
3,386		NYSE Euronext	78,691
116		Oppenheimer Holdings, Inc	1,861
385		PennantPark Investment Corp	3,434
639	*	PHH Corp	10,275
272	*	Pico Holdings, Inc	5,579

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

236	*	Piper Jaffray Cos	$4,231
205	*	Portfolio Recovery Associates, Inc	12,755
499	*	Primus Guaranty Ltd	2,630
1,269	e	Prospect Capital Corp	10,672
90		Pzena Investment Management, Inc (Class A)	295
1,266		Raymond James Financial, Inc	32,865
219	*	Safeguard Scientifics, Inc	3,285
209		Sanders Morris Harris Group, Inc	1,350
1,802		SEI Investments Co	27,715
6,449		SLM Corp	80,290
456		Solar Capital Ltd	9,179
6,265		State Street Corp	201,482
676	*	Stifel Financial Corp	17,955
289		SWS Group, Inc	1,355
3,302		T Rowe Price Group, Inc	157,737
2,921		TD Ameritrade Holding Corp	42,953
104		THL Credit, Inc	1,136
330		TICC Capital Corp	2,696
227		Triangle Capital Corp	3,455
56	*	Virtus Investment Partners, Inc	3,003
1,037		Waddell & Reed Financial, Inc (Class A)	25,935
287		Walter Investment Management Corp	6,581
61		Westwood Holdings Group, Inc	2,108
199	*	World Acceptance Corp	11,134

		TOTAL DIVERSIFIED FINANCIALS	9,098,312

ENERGY - 10.5%
2,642	*,e	Abraxas Petroleum Corp	6,975
142		Alon USA Energy, Inc	870
2,853	*	Alpha Natural Resources, Inc	50,470
218	*,e	Amyris Biotechnologies, Inc	4,412
6,185		Anadarko Petroleum Corp	389,964
4,765		Apache Corp	382,344
180		APCO Argentina, Inc	13,396
284	*,e	Approach Resources, Inc	4,825
2,629		Arch Coal, Inc	38,331
643	*,e	ATP Oil & Gas Corp	4,958
675	*	Atwood Oceanics, Inc	23,193
5,392		Baker Hughes, Inc	248,895
369	*	Basic Energy Services, Inc	5,225
617		Berry Petroleum Co (Class A)	21,829
553	*	Bill Barrett Corp	20,041
1,271	*,e	BPZ Energy, Inc	3,521
1,428	*	Brigham Exploration Co	36,071
433		Bristow Group, Inc	18,372
144	*	C&J Energy Services, Inc	2,367
1,290		Cabot Oil & Gas Corp	79,864
1,143	*	Cal Dive International, Inc	2,183
354	*	Callon Petroleum Co	1,370
3,069	*	Cameron International Corp	127,486
235		CARBO Ceramics, Inc	24,095
483	*	Carrizo Oil & Gas, Inc	10,409
882	*	Cheniere Energy, Inc	4,542
8,173		Chesapeake Energy Corp	208,820
24,986		Chevron Corp	2,311,704
1,064		Cimarex Energy Co	59,265
90	*,e	Clayton Williams Energy, Inc	3,853
485	*,e	Clean Energy Fuels Corp	5,393
755	*	Cloud Peak Energy, Inc	12,797
1,471	*	Cobalt International Energy, Inc	11,341
935	*	Complete Production Services, Inc	17,625
599	*,e	Comstock Resources, Inc	9,261
1,248	*	Concho Resources, Inc	88,783
17,570		ConocoPhillips	1,112,531
2,815		Consol Energy, Inc	95,513
151	*	Contango Oil & Gas Co	8,261
365	*,e	Continental Resources, Inc	17,655
598		Core Laboratories NV	53,718
456		Crosstex Energy, Inc	6,147
1,093	*	CVR Energy, Inc	23,106
80	*	Dawson Geophysical Co	1,886

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

69		Delek US Holdings, Inc	$778
4,935	*	Denbury Resources, Inc	56,753
5,257	*	Devon Energy Corp	291,448
449		DHT Maritime, Inc	916
829	e	Diamond Offshore Drilling, Inc	45,379
994	*	Dresser-Rand Group, Inc	40,287
416	*	Dril-Quip, Inc	22,427
9,620		El Paso Corp	168,158
780	*	Endeavour International Corp	6,224
866		Energen Corp	35,411
354	*	Energy Partners Ltd	3,919
938	*	Energy XXI Bermuda Ltd	20,120
3,337		EOG Resources, Inc	236,960
1,668		Equitable Resources, Inc	89,004
1,767	e	EXCO Resources, Inc	18,942
747	*,e	Exterran Holdings, Inc	7,261
61,227	d	Exxon Mobil Corp	4,446,916
2,987	*	FMC Technologies, Inc	112,311
1,348	*	Forest Oil Corp	19,411
623	e	Frontline Ltd	3,022
386	*,e	FX Energy, Inc	1,594
1,809	*	Gastar Exploration Ltd	5,427
570	e	General Maritime Corp	148
153	*,e	Georesources, Inc	2,722
690	*	Global Geophysical Services, Inc	5,499
1,315	*	Global Industries Ltd	10,415
1,500	*,e	GMX Resources, Inc	3,405
457		Golar LNG Ltd	14,523
321	*	Goodrich Petroleum Corp	3,794
143	*,e	Green Plains Renewable Energy, Inc	1,334
190		Gulf Island Fabrication, Inc	3,929
287	*	Gulfmark Offshore, Inc	10,430
484	*	Gulfport Energy Corp	11,703
11,419		Halliburton Co	348,508
978	*,e	Harvest Natural Resources, Inc	8,381
1,341	*	Helix Energy Solutions Group, Inc	17,567
1,186		Helmerich & Payne, Inc	48,152
1,501	*	Hercules Offshore, Inc	4,383
3,751		Hess Corp	196,777
2,322		Holly Corp	60,883
301	*,e	Hornbeck Offshore Services, Inc	7,498
220	e	Houston American Energy Corp	3,027
1,947	*,e	Hyperdynamics Corp	7,204
1,704	*	ION Geophysical Corp	8,060
13	*	Isramco, Inc	751
420	*,e	James River Coal Co	2,675
1,861	*	Key Energy Services, Inc	17,661
2,124	e	Kinder Morgan, Inc	54,990
134	*	KiOR, Inc (Class A)	2,779
185		Knightsbridge Tankers Ltd	3,062
2,999	*,e	Kodiak Oil & Gas Corp	15,625
409	*	Kosmos Energy LLC	4,789
192	*,e	L&L Energy, Inc	518
400		Lufkin Industries, Inc	21,284
1,790	*,e	Magnum Hunter Resources Corp	5,925
8,852		Marathon Oil Corp	191,026
4,426		Marathon Petroleum Corp	119,768
440	*	Matrix Service Co	3,744
2,913	*	McDermott International, Inc	31,344
1,294	*,e	McMoRan Exploration Co	12,849
1,226	*,e	Miller Petroleum, Inc	3,237
120	*	Mitcham Industries, Inc	1,344
2,424		Murphy Oil Corp	107,044
3,568	*	Nabors Industries Ltd	43,744
5,266		National Oilwell Varco, Inc	269,725
136	*	Natural Gas Services Group, Inc	1,745
1,672	*	Newfield Exploration Co	66,362
1,250	*	Newpark Resources, Inc	7,613
2,197		Noble Energy, Inc	155,548
562		Nordic American Tanker Shipping	7,924
746	*,e	Northern Oil And Gas, Inc	14,465

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

743	*,e	Oasis Petroleum, Inc	$16,591
10,104		Occidental Petroleum Corp	722,436
1,326		Oceaneering International, Inc	46,861
637	*	Oil States International, Inc	32,436
443	e	Overseas Shipholding Group, Inc	6,087
42	*	OYO Geospace Corp	2,364
4,228	*,e	Pacific Asia Petroleum, Inc	2,537
85		Panhandle Oil and Gas, Inc (Class A)	2,411
1,722	*	Parker Drilling Co	7,560
1,236	*,e	Patriot Coal Corp	10,457
1,923		Patterson-UTI Energy, Inc	33,345
3,378		Peabody Energy Corp	114,447
551		Penn Virginia Corp	3,069
229	*	Petroleum Development Corp	4,440
815	*,e	Petroquest Energy, Inc	4,483
149	*	PHI, Inc	2,852
568	*	Pioneer Drilling Co	4,078
1,462		Pioneer Natural Resources Co	96,156
1,680	*	Plains Exploration & Production Co	38,153
2,161		Questar Market Resources, Inc	58,498
1,420	*,e	Quicksilver Resources, Inc	10,764
1,969		Range Resources Corp	115,108
2,606	*	Rentech, Inc	2,033
460	*,e	Resolute Energy Corp	5,226
494	*	Rex Energy Corp	6,249
92	*	Rex Stores Corp	1,553
657	*	Rosetta Resources, Inc	22,483
1,533	*	Rowan Cos, Inc	46,281
505		RPC, Inc	8,242
5,100	*,e	SandRidge Energy, Inc	28,356
16,866		Schlumberger Ltd	1,007,406
156	*	Scorpio Tankers, Inc	824
272		SEACOR Holdings, Inc	21,817
517	*	SemGroup Corp	10,319
482	e	Ship Finance International Ltd	6,266
135	*	Solazyme, Inc	1,297
1,550		Southern Union Co	62,884
4,325	*	Southwestern Energy Co	144,152
8,242		Spectra Energy Corp	202,176
754		St. Mary Land & Exploration Co	45,730
539	*	Stone Energy Corp	8,737
1,505		Sunoco, Inc	46,670
943	*	Superior Energy Services	24,744
514	*	Swift Energy Co	12,511
5,451	*,e	Syntroleum Corp	4,688
200		Targa Resources Investments, Inc	5,950
480	e	Teekay Corp	10,853
320	e	Teekay Tankers Ltd (Class A)	1,472
364	*	Tesco Corp	4,222
1,783	*	Tesoro Corp	34,715
974	*	Tetra Technologies, Inc	7,519
645		Tidewater, Inc	27,122
522	*	Triangle Petroleum Corp	1,874
1,944	*	Ultra Petroleum Corp	53,888
300	*	Union Drilling, Inc	1,410
488	*	Unit Corp	18,017
797	*,e	Uranerz Energy Corp	1,092
1,254	*,e	Uranium Energy Corp	3,436
1,160	*,e	Uranium Resources, Inc	791
1,290	*	Ur-Energy, Inc	1,161
1,472	*,e	USEC, Inc	2,370
621	*	Vaalco Energy, Inc	3,018
7,139		Valero Energy Corp	126,931
5,036	*	Vantage Drilling Co	6,295
231	*	Venoco, Inc	2,035
580	*,e	Voyager Oil & Gas, Inc	1,218
414		W&T Offshore, Inc	5,697
580	*	Warren Resources, Inc	1,392
925	*,e	Western Refining, Inc	11,526
125	*	Westmoreland Coal Co	970
1,408	*	Whiting Petroleum Corp	49,393

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,032	*	Willbros Group, Inc	$4,303
7,343		Williams Cos, Inc	178,729
874		World Fuel Services Corp	28,536
310	*,e	Zion Oil & Gas, Inc	608

		TOTAL ENERGY	16,804,538

FOOD & STAPLES RETAILING - 2.0%
207		Andersons, Inc	6,968
15		Arden Group, Inc (Class A)	1,193
650	*	BJ’s Wholesale Club, Inc	33,306
496		Casey’s General Stores, Inc	21,650
5,431		Costco Wholesale Corp	445,994
16,853		CVS Corp	565,924
350	*,e	Fresh Market, Inc	13,356
100		Ingles Markets, Inc (Class A)	1,424
7,540		Kroger Co	165,578
180		Nash Finch Co	4,847
248	*	Pantry, Inc	3,008
187		Pricesmart, Inc	11,654
7,015	*,e	Rite Aid Corp	6,875
610		Ruddick Corp	23,784
4,400		Safeway, Inc	73,172
217		Spartan Stores, Inc	3,359
2,554	e	Supervalu, Inc	17,010
91	*	Susser Holdings Corp	1,814
7,360		Sysco Corp	190,624
668	*	United Natural Foods, Inc	24,743
77		Village Super Market (Class A)	1,843
11,377		Walgreen Co	374,190
22,057		Wal-Mart Stores, Inc	1,144,757
133		Weis Markets, Inc	4,929
1,912		Whole Foods Market, Inc	124,873
610	*	Winn-Dixie Stores, Inc	3,611

		TOTAL FOOD & STAPLES RETAILING	3,270,486

FOOD, BEVERAGE & TOBACCO - 5.6%
100		Alico, Inc	1,964
1,062	*	Alliance One International, Inc	2,591
26,022		Altria Group, Inc	697,650
8,352		Archer Daniels Midland Co	207,213
571		B&G Foods, Inc (Class A)	9,524
100	*,e	Boston Beer Co, Inc (Class A)	7,270
1,312		Brown-Forman Corp (Class B)	92,024
1,858		Bunge Ltd	108,303
125	e	Calavo Growers, Inc	2,565
200	e	Cal-Maine Foods, Inc	6,286
2,226		Campbell Soup Co	72,056
841	*,e	Central European Distribution Corp	5,895
536	*	Chiquita Brands International, Inc	4,470
77		Coca-Cola Bottling Co Consolidated	4,270
24,557		Coca-Cola Co	1,659,072
4,042		Coca-Cola Enterprises, Inc	100,565
5,228		ConAgra Foods, Inc	126,622
2,181	*	Constellation Brands, Inc (Class A)	39,258
949		Corn Products International, Inc	37,239
1,454	*	Darling International, Inc	18,306
2,171	*	Dean Foods Co	19,257
262	e	Diamond Foods, Inc	20,905
433	*,e	Dole Food Co, Inc	4,330
2,800		Dr Pepper Snapple Group, Inc	108,584
200		Farmer Bros Co	1,102
1,420		Flowers Foods, Inc	27,633
476		Fresh Del Monte Produce, Inc	11,043
7,937		General Mills, Inc	305,336
1,528	*	Green Mountain Coffee Roasters, Inc	142,012
38		Griffin Land & Nurseries, Inc (Class A)	976
3,984		H.J. Heinz Co	201,112
490	*	Hain Celestial Group, Inc	14,970
870	*	Hansen Natural Corp	75,942
954	*,e	Heckmann Corp	5,047
1,934		Hershey Co	114,570
1,690		Hormel Foods Corp	45,664
125	e	Imperial Sugar Co	805
192		J&J Snack Foods Corp	9,226

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,442		J.M. Smucker Co	$105,107
3,059		Kellogg Co	162,708
20,275		Kraft Foods, Inc (Class A)	680,835
260	e	Lancaster Colony Corp	15,863
591		Lance, Inc	12,322
101	e	Limoneira Co	1,442
1,787		Lorillard, Inc	197,821
1,734		McCormick & Co, Inc	80,041
2,541		Mead Johnson Nutrition Co	174,897
1,727		Molson Coors Brewing Co (Class B)	68,406
129		National Beverage Corp	1,956
245	*	Omega Protein Corp	2,225
19,647		PepsiCo, Inc	1,216,149
22,104		Philip Morris International, Inc	1,378,847
586	*,e	Pilgrim’s Pride Corp	2,502
751	*	Ralcorp Holdings, Inc	57,609
4,046		Reynolds American, Inc	151,644
272	e	Sanderson Farms, Inc	12,920
7,390		Sara Lee Corp	120,827
77	*	Seneca Foods Corp	1,525
718	*	Smart Balance, Inc	4,236
2,062	*	Smithfield Foods, Inc	40,209
1,331	*,e	Star Scientific, Inc	3,075
215	*,e	Synutra International, Inc	1,144
390	e	Tootsie Roll Industries, Inc	9,407
417	*	TreeHouse Foods, Inc	25,787
3,645		Tyson Foods, Inc (Class A)	63,277
302		Universal Corp	10,830
798	e	Vector Group Ltd	13,710

		TOTAL FOOD, BEVERAGE & TOBACCO	8,928,978

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
247	*	Abaxis, Inc	5,659
400	*	Abiomed, Inc	4,412
501	*,e	Accretive Health, Inc	10,636
682	*,e	Accuray, Inc	2,742
4,718		Aetna, Inc	171,499
114	*	Air Methods Corp	7,258
700	*	Align Technology, Inc	10,619
312	*	Alliance Imaging, Inc	356
2,366	*	Allscripts Healthcare Solutions, Inc	42,635
72	*	Almost Family, Inc	1,197
620	*	Alphatec Holdings, Inc	1,308
341	*	Amedisys, Inc	5,054
155	*	American Dental Partners, Inc	1,497
546	*	Amerigroup Corp	21,299
3,407		AmerisourceBergen Corp	126,979
357	*	AMN Healthcare Services, Inc	1,432
451	*	Amsurg Corp	10,148
150		Analogic Corp	6,812
275	*	Angiodynamics, Inc	3,614
844	*	Antares Pharma, Inc	1,958
325	*	Arthrocare Corp	9,350
264		Assisted Living Concepts, Inc (A Shares)	3,345
404	*,e	athenahealth, Inc	24,058
170	*	AtriCure, Inc	1,656
18		Atrion Corp	3,733
1,156		Bard (C.R.), Inc	101,196
7,088		Baxter International, Inc	397,920
2,719		Becton Dickinson & Co	199,357
354	*,e	Biolase Technology, Inc	1,061
412	*,e	Bio-Reference Labs, Inc	7,585
496	*	BioScrip, Inc	3,155
18,988	*	Boston Scientific Corp	112,219
1,200	*	Brookdale Senior Living, Inc	15,048
146		Cantel Medical Corp	3,084
236	*	Capital Senior Living Corp	1,456
4,480		Cardinal Health, Inc	187,622
291	*	CardioNet, Inc	873
160	*,e	Cardiovascular Systems, Inc	1,822
2,778	*	CareFusion Corp	66,533

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

560	*	Catalyst Health Solutions, Inc	$32,306
390	*,e	CBaySystems Holdings Ltd	2,948
593	*	Centene Corp	17,001
1,766	*	Cerner Corp	121,006
449	*	Cerus Corp	952
281		Chemed Corp	15,444
128	*	Chindex International, Inc	1,128
3,363		Cigna Corp	141,044
1,183	*	Community Health Systems, Inc	19,685
185		Computer Programs & Systems, Inc	12,238
342	*	Conceptus, Inc	3,581
450	*	Conmed Corp	10,355
370	*	Continucare Corp	2,361
574		Cooper Cos, Inc	45,432
90	*	Corvel Corp	3,825
1,774	*	Coventry Health Care, Inc	51,109
6,161		Covidien plc	271,700
296	*	Cross Country Healthcare, Inc	1,237
253	*	CryoLife, Inc	1,136
327	*	Cyberonics, Inc	9,254
85	*	Cynosure, Inc (Class A)	858
1,187	*	DaVita, Inc	74,389
545	*,e	Delcath Systems, Inc	1,820
1,806		Dentsply International, Inc	55,426
689	*	DexCom, Inc	8,268
112	*	DynaVox, Inc	403
1,386	*	Edwards Lifesciences Corp	98,794
340	*,e	Emdeon, Inc	6,389
280	*,e	Emeritus Corp	3,948
536	*	Endologix, Inc	5,381
270		Ensign Group, Inc	6,240
78	*	Exactech, Inc	1,098
338	*	EXamWorks, Inc	3,441
6,072	*	Express Scripts, Inc	225,089
374	*	Five Star Quality Care, Inc	935
645	*	Gen-Probe, Inc	36,926
376	*	Gentiva Health Services, Inc	2,076
269	*	Greatbatch, Inc	5,383
360	*	Haemonetics Corp	21,053
414	*	Hanger Orthopedic Group, Inc	7,820
191	*,e	Hansen Medical, Inc	634
1,625	*	HCA Holdings, Inc	32,760
3,008	*	Health Management Associates, Inc (Class A)	20,815
1,131	*	Health Net, Inc	26,816
1,191	*	Healthsouth Corp	17,782
851	*	Healthspring, Inc	31,027
190	*	HealthStream, Inc	2,438
402	*	Healthways, Inc	3,952
149	*,e	HeartWare International, Inc	9,597
1,245	*	Henry Schein, Inc	77,202
759		Hill-Rom Holdings, Inc	22,785
1,005	*	HMS Holdings Corp	24,512
3,249	*	Hologic, Inc	49,417
2,092		Humana, Inc	152,151
154	*	ICU Medical, Inc	5,667
720	*	Idexx Laboratories, Inc	49,658
573	*,e	Insulet Corp	8,744
289	*	Integra LifeSciences Holdings Corp	10,338
492	*	Intuitive Surgical, Inc	179,226
316		Invacare Corp	7,281
1,041	*	Inverness Medical Innovations, Inc	20,456
220	*	IPC The Hospitalist Co, Inc	7,852
205	*	IRIS International, Inc	1,839
66	*	Kensey Nash Corp	1,617
613	*	Kindred Healthcare, Inc	5,284
794	*	Kinetic Concepts, Inc	52,317
1,245	*	Laboratory Corp of America Holdings	98,417
174		Landauer, Inc	8,620
267	*	LHC Group, Inc	4,555
654	*	LifePoint Hospitals, Inc	23,963

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,219		Lincare Holdings, Inc	$27,428
430	*	Magellan Health Services, Inc	20,769
397	*,e	MAKO Surgical Corp	13,585
611		Masimo Corp	13,228
3,133		McKesson Corp	227,769
486	*	MedAssets, Inc	4,670
4,971	*	Medco Health Solutions, Inc	233,090
147	*	Medical Action Industries, Inc	742
231	*	Medidata Solutions, Inc	3,798
13,302		Medtronic, Inc	442,157
314	*	Merge Healthcare, Inc	1,912
489		Meridian Bioscience, Inc	7,697
387	*	Merit Medical Systems, Inc	5,085
478	*	Metropolitan Health Networks, Inc	2,170
349	*	Molina Healthcare, Inc	5,389
131	*	MWI Veterinary Supply, Inc	9,015
100		National Healthcare Corp	3,230
316	*	Natus Medical, Inc	3,005
250	*	Neogen Corp	8,680
1,084	*,e	Neoprobe Corp	3,209
472	*,e	NuVasive, Inc	8,057
452	*	NxStage Medical, Inc	9,429
1,451		Omnicare, Inc	36,899
387	*	Omnicell, Inc	5,333
360	*	OraSure Technologies, Inc	2,866
181	*	Orthofix International NV	6,246
754		Owens & Minor, Inc	21,474
200	*	Palomar Medical Technologies, Inc	1,576
1,289		Patterson Cos, Inc	36,904
598	*	Pediatrix Medical Group, Inc	37,459
373	*	PharMerica Corp	5,323
97	*	Providence Service Corp	1,033
731	*	PSS World Medical, Inc	14,393
226	e	Quality Systems, Inc	21,922
1,841		Quest Diagnostics, Inc	90,872
333	*,e	Quidel Corp	5,451
380	*,e	RadNet, Inc	927
1,903	*	Resmed, Inc	54,787
198	*,e	Rockwell Medical Technologies, Inc	1,616
611	*	RTI Biologics, Inc	2,010
599	*,e	Select Medical Holdings Corp	3,995
694	*	Sirona Dental Systems, Inc	29,433
246	*	Skilled Healthcare Group, Inc (Class A)	888
685	*	Solta Medical, Inc	856
166	*	SonoSite, Inc	5,036
330	*	Spectranetics Corp	2,356
4,088		St. Jude Medical, Inc	147,945
407	*	Staar Surgical Co	3,175
300	*,e	Stereotaxis, Inc	333
745		STERIS Corp	21,806
3,896		Stryker Corp	183,618
199	*,e	Sun Healthcare Group, Inc	537
1,257	*,e	Sunrise Senior Living, Inc	5,820
147	*	SurModics, Inc	1,338
738	*	SXC Health Solutions Corp	41,107
376	*	Symmetry Medical, Inc	2,903
280	*	Synergetics USA, Inc	1,509
146	*	Synovis Life Technologies, Inc	2,438
332	*	Team Health Holdings, Inc	5,451
484		Teleflex, Inc	26,025
5,785	*	Tenet Healthcare Corp	23,892
682	*	Thoratec Corp	22,260
128	*	Tornier BV	2,623
76	*	Transcend Services, Inc	1,713
246	*	Triple-S Management Corp (Class B)	4,121
584	*,e	Unilife Corp	2,453
13,465		UnitedHealth Group, Inc	621,007
417		Universal American Corp	4,195
1,112		Universal Health Services, Inc (Class B)	37,808
260	*,e	Uroplasty, Inc	1,261
133		US Physical Therapy, Inc	2,463

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

376	*	Vanguard Health Systems, Inc	$3,820
1,505	*	Varian Medical Systems, Inc	78,501
200	*	Vascular Solutions, Inc	2,290
1,033	*	VCA Antech, Inc	16,507
603	*	Volcano Corp	17,867
530	*	WellCare Health Plans, Inc	20,129
4,565		WellPoint, Inc	298,004
397		West Pharmaceutical Services, Inc	14,729
456	*	Wright Medical Group, Inc	8,153
68		Young Innovations, Inc	1,938
2,443	*	Zimmer Holdings, Inc	130,701
255	*	Zoll Medical Corp	9,624

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	7,079,221

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
5,392		Avon Products, Inc	105,683
798	*	Central Garden and Pet Co (Class A)	5,650
1,786		Church & Dwight Co, Inc	78,941
1,657		Clorox Co	109,909
6,076		Colgate-Palmolive Co	538,820
350	*	Elizabeth Arden, Inc	9,954
867	*	Energizer Holdings, Inc	57,603
1,327		Estee Lauder Cos (Class A)	116,564
204	e	Female Health Co	832
1,488		Herbalife Ltd	79,757
140		Inter Parfums, Inc	2,163
4,882		Kimberly-Clark Corp	346,671
152	*,e	Medifast, Inc	2,455
140	*	Nature’s Sunshine Products, Inc	1,971
679		Nu Skin Enterprises, Inc (Class A)	27,513
127	*	Nutraceutical International Corp	1,623
63	e	Oil-Dri Corp of America	1,171
621	*	Prestige Brands Holdings, Inc	5,620
34,694		Procter & Gamble Co	2,191,966
238	*	Revlon, Inc (Class A)	2,932
217	*	Spectrum Brands, Inc	5,126
92	*,e	USANA Health Sciences, Inc	2,530
314		WD-40 Co	12,510

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3,707,964

INSURANCE - 3.6%
4,194		ACE Ltd	254,157
5,812		Aflac, Inc	203,129
70	*	Alleghany Corp	20,195
599		Allied World Assurance Co Holdings Ltd	32,172
6,498		Allstate Corp	153,938
629		American Equity Investment Life Holding Co	5,504
1,036		American Financial Group, Inc	32,189
5,461	*	American International Group, Inc	119,869
85		American National Insurance Co	5,886
118	*	American Safety Insurance Holdings Ltd	2,171
202	*	Amerisafe, Inc	3,719
294		Amtrust Financial Services, Inc	6,544
4,185		AON Corp	175,686
1,780	*	Arch Capital Group Ltd	58,162
374		Argo Group International Holdings Ltd	10,610
1,551		Arthur J. Gallagher & Co	40,791
961		Aspen Insurance Holdings Ltd	22,141
1,198		Assurant, Inc	42,888
2,211		Assured Guaranty Ltd	24,299
1,609		Axis Capital Holdings Ltd	41,737
125		Baldwin & Lyons, Inc (Class B)	2,671
21,735	*	Berkshire Hathaway, Inc (Class B)	1,544,055
1,536		Brown & Brown, Inc	27,341
3,636		Chubb Corp	218,124
1,758	e	Cincinnati Financial Corp	46,288
387	*,e	Citizens, Inc (Class A)	2,481
303		CNA Financial Corp	6,808
2,903	*	Conseco, Inc	15,705
245		Crawford & Co (Class B)	1,313
571		Delphi Financial Group, Inc (Class A)	12,288

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

143		Donegal Group, Inc (Class A)	$1,722
280	*	eHealth, Inc	3,825
60		EMC Insurance Group, Inc	1,104
620		Employers Holdings, Inc	7,911
551		Endurance Specialty Holdings Ltd	18,817
76	*	Enstar Group Ltd	7,237
363		Erie Indemnity Co (Class A)	25,838
631		Everest Re Group Ltd	50,089
155		FBL Financial Group, Inc (Class A)	4,126
2,808		Fidelity National Title Group, Inc (Class A)	42,625
1,253		First American Financial Corp	16,038
472		Flagstone Reinsurance Holdings Ltd	3,658
118	*	Fpic Insurance Group, Inc	4,937
5,894	*	Genworth Financial, Inc (Class A)	33,832
327	*	Greenlight Capital Re Ltd (Class A)	6,782
136	*	Hallmark Financial Services	1,002
539		Hanover Insurance Group, Inc	19,135
168		Harleysville Group, Inc	9,888
5,508		Hartford Financial Services Group, Inc	88,899
1,378		HCC Insurance Holdings, Inc	37,275
525	*	Hilltop Holdings, Inc	3,785
467		Horace Mann Educators Corp	5,328
205		Infinity Property & Casualty Corp	10,758
77		Kansas City Life Insurance Co	2,377
614		Kemper Corp	14,711
3,894		Lincoln National Corp	60,863
3,940		Loews Corp	136,127
553		Maiden Holdings Ltd	4,087
121	*	Markel Corp	43,213
6,815		Marsh & McLennan Cos, Inc	180,870
1,052		Max Capital Group Ltd	19,956
1,717	*	MBIA, Inc	12,483
694		Meadowbrook Insurance Group, Inc	6,184
303		Mercury General Corp	11,620
10,195		Metlife, Inc	285,563
855		Montpelier Re Holdings Ltd	15,116
667	*	National Financial Partners Corp	7,297
173		National Interstate Corp	3,803
27		National Western Life Insurance Co (Class A)	3,659
149	*	Navigators Group, Inc	6,437
3,022		Old Republic International Corp	26,956
313		OneBeacon Insurance Group Ltd (Class A)	4,269
896		PartnerRe Ltd	46,834
1,675	*	Phoenix Cos, Inc	2,044
543		Platinum Underwriters Holdings Ltd	16,697
200		Presidential Life Corp	1,644
424		Primerica, Inc	9,141
4,126		Principal Financial Group	93,536
400		ProAssurance Corp	28,808
8,090		Progressive Corp	143,678
1,036		Protective Life Corp	16,193
5,979		Prudential Financial, Inc	280,177
912		Reinsurance Group of America, Inc (Class A)	41,906
697		RenaissanceRe Holdings Ltd	44,469
224		RLI Corp	14,242
200		Safety Insurance Group, Inc	7,566
257		SeaBright Insurance Holdings, Inc	1,850
656		Selective Insurance Group, Inc	8,561
628		Stancorp Financial Group, Inc	17,314
200		State Auto Financial Corp	2,630
200		Stewart Information Services Corp	1,768
839		Symetra Financial Corp	6,838
1,489		Torchmark Corp	51,907
503		Tower Group, Inc	11,499
713		Transatlantic Holdings, Inc	34,595
5,206		Travelers Cos, Inc	253,688
257	*	United America Indemnity Ltd	4,390
234		United Fire & Casualty Co	4,139
4,006		UnumProvident Corp	83,966
962		Validus Holdings Ltd	23,973
1,419		W.R. Berkley Corp	42,130
92		White Mountains Insurance Group Ltd	37,329
3,842		XL Capital Ltd	72,230

		TOTAL INSURANCE	5,788,805

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.9%
412		A. Schulman, Inc	$7,000
78	*	AEP Industries, Inc	1,732
2,633		Air Products & Chemicals, Inc	201,082
1,071		Airgas, Inc	68,351
1,349	e	AK Steel Holding Corp	8,822
1,140		Albemarle Corp	46,056
12,862		Alcoa, Inc	123,089
1,325		Allegheny Technologies, Inc	49,012
1,107	*	Allied Nevada Gold Corp	39,642
292		AMCOL International Corp	7,005
241	e	American Vanguard Corp	2,690
816		Aptargroup, Inc	36,451
297		Arch Chemicals, Inc	13,935
983		Ashland, Inc	43,390
331		Balchem Corp	12,350
2,222		Ball Corp	68,926
1,312		Bemis Co, Inc	38,455
1,302		Boise, Inc	6,731
300	*	Brush Engineered Materials, Inc	6,804
520		Buckeye Technologies, Inc	12,537
793		Cabot Corp	19,651
730	*	Calgon Carbon Corp	10,636
574		Carpenter Technology Corp	25,767
200	*	Castle (A.M.) & Co	2,188
1,861		Celanese Corp (Series A)	60,538
742	*	Century Aluminum Co	6,633
890		CF Industries Holdings, Inc	109,817
1,194	*	Chemtura	11,976
516	*	Clearwater Paper Corp	17,534
1,700		Cleveland-Cliffs, Inc	86,989
1,061	*	Coeur d’Alene Mines Corp	22,748
1,329		Commercial Metals Co	12,639
404		Compass Minerals International, Inc	26,979
2,027	*	Crown Holdings, Inc	62,046
584		Cytec Industries, Inc	20,522
127		Deltic Timber Corp	7,579
508		Domtar Corp	34,630
14,514		Dow Chemical Co	325,984
11,424		Du Pont (E.I.) de Nemours & Co	456,616
525		Eagle Materials, Inc	8,741
868		Eastman Chemical Co	59,484
2,980		Ecolab, Inc	145,692
1,134	*	Ferro Corp	6,974
630	*,e	Flotek Industries, Inc	2,942
876		FMC Corp	60,584
11,813		Freeport-McMoRan Copper & Gold, Inc (Class B)	359,707
235	e	FutureFuel Corp	2,444
1,260	*,e	General Moly, Inc	3,654
403	*	Georgia Gulf Corp	5,573
553		Glatfelter	7,305
743		Globe Specialty Metals, Inc	10,788
351		Gold Resource Corp	5,844
152	*,e	Golden Minerals Co	1,131
3,083	*	Golden Star Resources Ltd	5,734
1,659	*	Graphic Packaging Holding Co	5,724
475		Greif, Inc (Class A)	20,373
605		H.B. Fuller Co	11,023
107		Hawkins, Inc	3,407
128		Haynes International, Inc	5,562
760	*	Headwaters, Inc	1,094
3,881	*,e	Hecla Mining Co	20,802
716	*	Horsehead Holding Corp	5,313
2,580		Huntsman Corp	24,949
229		Innophos Holdings, Inc	9,130
293	*	Innospec, Inc	7,094
1,000		International Flavors & Fragrances, Inc	56,220
5,257		International Paper Co	122,226
650	*	Intrepid Potash, Inc	16,166
1,794	*,e	Jaguar Mining, Inc	8,432
162	e	Kaiser Aluminum Corp	7,173

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

460	*	Kapstone Paper and Packaging Corp	$6,389
75		KMG Chemicals, Inc	924
239		Koppers Holdings, Inc	6,121
396	*	Kraton Polymers LLC	6,407
274	e	Kronos Worldwide, Inc	4,406
230	*	Landec Corp	1,224
1,562	*	Louisiana-Pacific Corp	7,966
229	*	LSB Industries, Inc	6,565
3,892		LyondellBasell Industries AF S.C.A	95,082
547	e	Martin Marietta Materials, Inc	34,581
2,129		MeadWestvaco Corp	52,289
135	*	Metals USA Holdings Corp	1,208
990	*	Midway Gold Corp	1,990
246		Minerals Technologies, Inc	12,120
698	*,e	Molycorp, Inc	22,943
6,661		Monsanto Co	399,926
3,413		Mosaic Co	167,135
426		Myers Industries, Inc	4,324
1,723		Nalco Holding Co	60,271
162		Neenah Paper, Inc	2,297
125	e	NewMarket Corp	18,984
5,984		Newmont Mining Corp	376,395
113		NL Industries, Inc	1,416
133	*	Noranda Aluminium Holding Corp	1,111
3,989		Nucor Corp	126,212
943		Olin Corp	16,983
89		Olympic Steel, Inc	1,508
346	*	OM Group, Inc	8,986
511	*	Omnova Solutions, Inc	1,829
1,985	*	Owens-Illinois, Inc	30,013
1,223		Packaging Corp of America	28,496
1,476	*,e	Paramount Gold and Silver Corp	3,483
1,112		PolyOne Corp	11,910
1,966		PPG Industries, Inc	138,918
3,771		Praxair, Inc	352,513
116		Quaker Chemical Corp	3,007
928		Reliance Steel & Aluminum Co	31,561
843		Rock-Tenn Co (Class A)	41,037
850	*	Rockwood Holdings, Inc	28,637
686	e	Royal Gold, Inc	43,945
1,552		RPM International, Inc	29,022
362	*	RTI International Metals, Inc	8,442
246		Schnitzer Steel Industries, Inc (Class A)	9,053
221		Schweitzer-Mauduit International, Inc	12,347
554	e	Scotts Miracle-Gro Co (Class A)	24,708
1,913		Sealed Air Corp	31,947
479	*	Senomyx, Inc	1,681
600		Sensient Technologies Corp	19,530
1,157		Sherwin-Williams Co	85,988
1,590		Sigma-Aldrich Corp	98,246
650		Silgan Holdings, Inc	23,881
1,458	*	Solutia, Inc	18,735
1,203		Sonoco Products Co	33,961
2,115		Southern Copper Corp (NY)	52,854
370	*	Spartech Corp	1,184
2,595		Steel Dynamics, Inc	25,742
100		Stepan Co	6,718
1,282	*	Stillwater Mining Co	10,897
345	*	STR Holdings, Inc	2,798
1,260		Temple-Inland, Inc	39,526
298	e	Texas Industries, Inc	9,459
164	*	Texas Petrochemicals, Inc	3,293
2,060	*	Thompson Creek Metals Co, Inc	12,504
1,028	e	Titanium Metals Corp	15,399
30	*	United States Lime & Minerals, Inc	1,197
1,738	e	United States Steel Corp	38,253
72	*	Universal Stainless & Alloy	1,830
334	*,e	US Energy Corp Wyoming	772
1,134	*	US Gold Corp	4,547
1,208		Valspar Corp	37,702
851	*,e	Vista Gold Corp	2,842

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,590	e	Vulcan Materials Co	$43,821
786		Walter Energy, Inc	47,168
784		Wausau Paper Corp	5,010
220		Westlake Chemical Corp	7,542
735		Worthington Industries, Inc	10,268
878	*	WR Grace & Co	29,237
260		Zep, Inc	3,905
350	*	Zoltek Cos, Inc	2,251

		TOTAL MATERIALS	6,102,189

MEDIA - 3.1%
210		AH Belo Corp (Class A)	882
675	*	AMC Networks, Inc	21,566
361		Arbitron, Inc	11,942
946		Belo (A.H.) Corp (Class A)	4,626
2,700		Cablevision Systems Corp (Class A)	42,471
8,315		CBS Corp (Class B)	169,460
463	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	3,616
686	*,e	Charter Communications, Inc	32,132
1,151		Cinemark Holdings, Inc	21,731
400	*	Clear Channel Outdoor Holdings, Inc (Class A)	3,744
34,282		Comcast Corp (Class A)	716,493
200	*,e	Crown Media Holdings, Inc (Class A)	286
9,544	*	DIRECTV	403,234
3,487	*	Discovery Communications, Inc (Class A)	131,181
2,532		DISH Network Corp (Class A)	63,452
943	*	DreamWorks Animation SKG, Inc (Class A)	17,144
285	*,e	Entercom Communications Corp (Class A)	1,496
599	*	Entravision Communications Corp (Class A)	611
354	*	EW Scripps Co (Class A)	2,478
52	*	Fisher Communications, Inc	1,162
2,876		Gannett Co, Inc	27,408
137	*	Global Sources Ltd	927
591	*,e	Gray Television, Inc	922
700		Harte-Hanks, Inc	5,936
250	*	interCLICK, Inc	1,388
6,067		Interpublic Group of Cos, Inc	43,682
542		John Wiley & Sons, Inc (Class A)	24,076
474	*	Journal Communications, Inc (Class A)	1,408
284	*	Knology, Inc	3,686
736	*,e	Lamar Advertising Co (Class A)	12,534
3,446	*	Liberty Global, Inc (Class A)	124,676
878	*	Liberty Interactive LLC	58,053
638	*	Liberty Media Corp-Liberty Starz	40,551
341	*	Lin TV Corp (Class A)	743
823	*,e	Lions Gate Entertainment Corp	5,679
1,699	*	Live Nation, Inc	13,609
715	*	Madison Square Garden, Inc	16,302
239	*,e	Martha Stewart Living Omnimedia, Inc (Class A)	746
732	*,e	McClatchy Co (Class A)	981
3,953		McGraw-Hill Cos, Inc	162,073
317		MDC Partners, Inc	4,571
426	e	Meredith Corp	9,645
303		Morningstar, Inc	17,101
760		National CineMedia, Inc	11,028
1,565	*,e	New York Times Co (Class A)	9,093
28,529		News Corp (Class A)	441,344
3,510		Omnicom Group, Inc	129,308
183		Outdoor Channel Holdings, Inc	1,047
202	*	Pandora Media, Inc	2,959
120	*,e	ReachLocal, Inc	1,304
1,035	e	Regal Entertainment Group (Class A)	12,151
114	*	Rentrak Corp	1,435
40	*	Saga Communications, Inc	1,180
365		Scholastic Corp	10,231
1,200		Scripps Networks Interactive (Class A)	44,604
540		Sinclair Broadcast Group, Inc (Class A)	3,872
50,576	*,e	Sirius XM Radio, Inc	76,370
4,730		Thomson Corp	127,899
4,180		Time Warner Cable, Inc	261,961
13,311		Time Warner, Inc	398,931
601	*,e	Valassis Communications, Inc	11,263

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

7,271		Viacom, Inc (Class B)	$281,679
3,996		Virgin Media, Inc	97,303
23,495		Walt Disney Co	708,609
62	e	Washington Post Co (Class B)	20,272
251	e	World Wrestling Entertainment, Inc (Class A)	2,236

		TOTAL MEDIA	4,882,483

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
19,318		Abbott Laboratories	987,923
488	*,e	Achillion Pharmaceuticals, Inc	2,303
457	*	Acorda Therapeutics, Inc	9,122
166	*	Affymax, Inc	744
766	*	Affymetrix, Inc	3,753
4,326	*	Agilent Technologies, Inc	135,187
1,200	*	Akorn, Inc	9,372
276	*	Albany Molecular Research, Inc	778
2,344	*	Alexion Pharmaceuticals, Inc	150,157
1,288	*	Alkermes PLC	19,655
3,788		Allergan, Inc	312,055
955	*	Allos Therapeutics, Inc	1,757
434	*	Alnylam Pharmaceuticals, Inc	2,851
252	*	AMAG Pharmaceuticals, Inc	3,720
11,556		Amgen, Inc	635,001
250	*,e	Ampio Pharmaceuticals, Inc	1,663
1,697	*	Amylin Pharmaceuticals, Inc	15,663
249	*	Ardea Biosciences, Inc	3,889
955	*,e	Arena Pharmaceuticals, Inc	1,385
1,643	*,e	Ariad Pharmaceuticals, Inc	14,442
364	*	Arqule, Inc	1,838
600	*	Array Biopharma, Inc	1,176
703	*	Astex Pharmaceuticals	1,350
567	*	Auxilium Pharmaceuticals, Inc	8,499
1,563	*,e	AVANIR Pharmaceuticals, Inc	4,470
330	*	AVEO Pharmaceuticals, Inc	5,079
937	*,e	AVI BioPharma, Inc	1,049
572	*	BioCryst Pharmaceuticals, Inc	1,579
3,004	*	Biogen Idec, Inc	279,822
1,375	*	BioMarin Pharmaceuticals, Inc	43,821
528	*	BioMimetic Therapeutics, Inc	1,742
247	*	Bio-Rad Laboratories, Inc (Class A)	22,420
794	*,e	Biosante Pharmaceuticals, Inc	1,810
45	*,e	Biospecifics Technologies Corp	726
252	*,e	Biotime, Inc	1,111
21,207		Bristol-Myers Squibb Co	665,476
1,049	*	Bruker BioSciences Corp	14,193
480	*,e	Cadence Pharmaceuticals, Inc	3,144
539	*	Caliper Life Sciences, Inc	5,643
206	*	Cambrex Corp	1,038
5,753	*	Celgene Corp	356,225
2,078	*,e	Cell Therapeutics, Inc	2,203
175	*,e	Celldex Therapeutics, Inc	400
947	*,e	Cephalon, Inc	76,423
712	*	Cepheid, Inc	27,647
716	*	Charles River Laboratories International, Inc	20,492
1,587	*	Chelsea Therapeutics International, Inc	5,793
313	*	Codexis, Inc	1,430
916	*,e	Columbia Laboratories, Inc	1,786
804	*,e	Combinatorx, Inc	788
492	*,e	Corcept Therapeutics, Inc	1,525
772	*	Covance, Inc	35,087
805	*	Cubist Pharmaceuticals, Inc	28,433
754	*	Curis, Inc	2,383
335	*	Cytori Therapeutics, Inc	988
1,787	*	Dendreon Corp	16,083
567	*	Depomed, Inc	3,062
698	*	Durect Corp	1,124
300	*	Dusa Pharmaceuticals, Inc	1,110
1,197	*	Dyax Corp	1,508
4,132	*,e	Dynavax Technologies Corp	7,686
12,707		Eli Lilly & Co	469,778
220	*	Emergent Biosolutions, Inc	3,395

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,415	*	Endo Pharmaceuticals Holdings, Inc	$39,606
242	*	Enzo Biochem, Inc	622
551	*	Enzon Pharmaceuticals, Inc	3,879
723	*	eResearch Technology, Inc	3,225
422	*	Exact Sciences Corp	2,798
2,025	*	Exelixis, Inc	11,057
3,617	*	Forest Laboratories, Inc	111,367
104	*	Furiex Pharmaceuticals Inc	1,480
270	*	Genomic Health, Inc	5,935
1,585	*,e	Geron Corp	3,360
9,783	*	Gilead Sciences, Inc	379,579
867	*	Halozyme Therapeutics, Inc	5,323
290	*	Harvard Bioscience, Inc	1,224
118	*	Hi-Tech Pharmacal Co, Inc	3,965
2,098	*	Hospira, Inc	77,626
2,356	*	Human Genome Sciences, Inc	29,898
431	*,e	Idenix Pharmaceuticals, Inc	2,151
1,556	*	Illumina, Inc	63,672
811	*,e	Immunogen, Inc	8,889
1,809	*,e	Immunomedics, Inc	5,789
738	*	Impax Laboratories, Inc	13,218
1,128	*,e	Incyte Corp	15,758
224	*	Infinity Pharmaceuticals, Inc	1,579
620	*	Inhibitex, Inc	1,525
312	*,e	Insmed, Inc	1,591
614	*	InterMune, Inc	12,403
622	*	Ironwood Pharmaceuticals, Inc	6,718
1,170	*	Isis Pharmaceuticals, Inc	7,933
322	*	ISTA Pharmaceuticals, Inc	1,111
273	*	Jazz Pharmaceuticals, Inc	11,335
34,072		Johnson & Johnson	2,170,726
618	*,e	Keryx Biopharmaceuticals, Inc	1,854
640	*,e	KV Pharmaceutical Co (Class A)	864
2,404	*	Lexicon Pharmaceuticals, Inc	2,211
2,313	*	Life Technologies Corp	88,889
230	*	Ligand Pharmaceuticals, Inc (Class B)	3,146
588	*	Luminex Corp	13,036
641	*,e	MannKind Corp	2,429
269	*	MAP Pharmaceuticals, Inc	3,933
317	e	Maxygen, Inc	1,734
547	*	Medicines Co	8,139
767		Medicis Pharmaceutical Corp (Class A)	27,980
668	*,e	Medivation, Inc	11,343
90		Medtox Scientific, Inc	1,178
38,362		Merck & Co, Inc	1,254,821
431	*,e	Metabolix, Inc	1,888
437	*	Mettler-Toledo International, Inc	61,163
964	*,e	Micromet, Inc	4,627
571	*,e	Momenta Pharmaceuticals, Inc	6,567
5,458	*	Mylan Laboratories, Inc	92,786
1,132	*	Myriad Genetics, Inc	21,214
612	*	Nabi Biopharmaceuticals	1,028
1,670	*	Nektar Therapeutics	8,100
559	*	Neurocrine Biosciences, Inc	3,343
765	*,e	Novavax, Inc	1,232
1,652	*	NPS Pharmaceuticals, Inc	10,755
203	*	Obagi Medical Products, Inc	1,841
120	*,e	OncoGenex Pharmaceutical, Inc	1,176
517	*,e	Oncothyreon, Inc	3,092
797	*	Onyx Pharmaceuticals, Inc	23,918
2,882	*,e	Opko Health, Inc	12,479
571	*,e	Optimer Pharmaceuticals, Inc	7,903
224	*,e	Orexigen Therapeutics, Inc	446
170	*	Osiris Therapeutics, Inc	870
424	*	Pacific Biosciences of California, Inc	1,361
300	e	Pain Therapeutics, Inc	1,428
424	*	Par Pharmaceutical Cos, Inc	11,287
647	*	Parexel International Corp	12,248
1,837		PDL BioPharma, Inc	10,195
617	*,e	Peregrine Pharmaceuticals, Inc	673
1,408		PerkinElmer, Inc	27,048

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,060		Perrigo Co	$102,937
98,203		Pfizer, Inc	1,736,228
1,248		Pharmaceutical Product Development, Inc	32,024
468	*,e	Pharmacyclics, Inc	5,536
926	*	Pharmasset, Inc	76,275
322	*	Pozen, Inc	776
300	*	Progenics Pharmaceuticals, Inc	1,722
2,905	*,e	Qiagen N.V. (NASDAQ)	40,176
891	*	Questcor Pharmaceuticals, Inc	24,289
401	*,e	Raptor Pharmaceutical Corp	1,809
904	*	Regeneron Pharmaceuticals, Inc	52,613
854	*	Rigel Pharmaceuticals, Inc	6,285
85	*,e	Sagent Pharmaceuticals	1,720
722	*	Salix Pharmaceuticals Ltd	21,371
410	*,e	Sangamo Biosciences, Inc	1,784
630	*	Santarus, Inc	1,758
739	*,e	Savient Pharmaceuticals, Inc	3,030
450	*	Sciclone Pharmaceuticals, Inc	1,715
1,200	*,e	Seattle Genetics, Inc	22,872
1,228	*,e	Sequenom, Inc	6,251
310	*	SIGA Technologies, Inc	1,014
394	*	Spectrum Pharmaceuticals, Inc	3,006
271	*,e	Synta Pharmaceuticals Corp	881
286	*	Targacept, Inc	4,290
580		Techne Corp	39,446
853	*,e	Theravance, Inc	17,179
4,763	*	Thermo Electron Corp	241,197
686	*	United Therapeutics Corp	25,718
317	*	Vanda Pharmaceuticals, Inc	1,569
2,562	*	Vertex Pharmaceuticals, Inc	114,111
423	*	Vical, Inc	1,049
931	*	Viropharma, Inc	16,823
979	*,e	Vivus, Inc	7,901
2,109		Warner Chilcott plc	30,159
1,221	*	Waters Corp	92,173
1,573	*	Watson Pharmaceuticals, Inc	107,357
288	*	Xenoport, Inc	1,699
599	*,e	ZIOPHARM Oncology, Inc	2,642

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	12,047,707

REAL ESTATE - 3.0%
483		Acadia Realty Trust	9,032
79		Agree Realty Corp	1,721
24		Alexander’s, Inc	8,664
749		Alexandria Real Estate Equities, Inc	45,981
5,703		AMB Property Corp	138,298
393		American Assets Trust,Inc	7,054
786		American Campus Communities, Inc	29,247
2,179		American Capital Agency Corp	59,051
11,714		Annaly Capital Management, Inc	194,803
1,428		Anworth Mortgage Asset Corp	9,710
1,446		Apartment Investment & Management Co (Class A)	31,986
131		Apollo Commercial Real Estate Finance, Inc	1,725
619		ARMOUR Residential REIT, Inc	4,209
1,263		Ashford Hospitality Trust, Inc	8,866
672		Associated Estates Realty Corp	10,389
1,169		AvalonBay Communities, Inc	133,324
110	*,e	Avatar Holdings, Inc	900
1,747		BioMed Realty Trust, Inc	28,948
1,810		Boston Properties, Inc	161,271
1,550		Brandywine Realty Trust	12,416
940		BRE Properties, Inc (Class A)	39,800
806		Camden Property Trust	44,540
373		Campus Crest Communities, Inc	4,058
1,088		Capital Lease Funding, Inc	3,928
838		Capstead Mortgage Corp	9,671
1,729		CBL & Associates Properties, Inc	19,641
3,513	*	CBRE Group, Inc	47,284
1,018		Cedar Shopping Centers, Inc	3,166
105		Chatham Lodging Trust	1,042
462		Chesapeake Lodging Trust	5,576

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

12,294		Chimera Investment Corp	$34,054
509		Cogdell Spencer, Inc	1,919
1,235		Colonial Properties Trust	22,428
666		Colony Financial, Inc	8,605
59	e	Consolidated-Tomoka Land Co	1,549
238		Coresite Realty	3,415
851		Corporate Office Properties Trust	18,535
1,084		Cousins Properties, Inc	6,341
715		CreXus Investment Corp	6,349
1,389	*	CubeSmart	11,848
1,094		CYS Investments, Inc	13,226
3,066		DCT Industrial Trust, Inc	13,460
2,398		DDR Corp	26,138
2,598		DiamondRock Hospitality Co	18,160
1,185		Digital Realty Trust, Inc	65,365
1,549		Douglas Emmett, Inc	26,488
2,789		Duke Realty Corp	29,285
734		DuPont Fabros Technology, Inc	14,452
1,055		Dynex Capital, Inc	8,503
305		EastGroup Properties, Inc	11,633
684		Education Realty Trust, Inc	5,876
580		Entertainment Properties Trust	22,608
365		Equity Lifestyle Properties, Inc	22,886
589		Equity One, Inc	9,342
3,664		Equity Residential	190,051
405		Essex Property Trust, Inc	48,616
183		Excel Trust, Inc	1,760
1,451		Extra Space Storage, Inc	27,032
774		Federal Realty Investment Trust	63,785
2,088	*	FelCor Lodging Trust, Inc	4,865
1,135	*	First Industrial Realty Trust, Inc	9,080
627		First Potomac Realty Trust	7,819
1,703	*	Forest City Enterprises, Inc (Class A)	18,154
498	*	Forestar Real Estate Group, Inc	5,433
839		Franklin Street Properties Corp	9,489
7,003		General Growth Properties, Inc	84,736
404		Getty Realty Corp	5,826
579		Gladstone Commercial Corp	9,079
1,568		Glimcher Realty Trust	11,101
625		Government Properties Income Trust	13,444
929		Hatteras Financial Corp	23,374
4,900		HCP, Inc	171,793
2,226		Health Care REIT, Inc	104,177
901		Healthcare Realty Trust, Inc	15,182
3,082		Hersha Hospitality Trust	10,664
856		Highwoods Properties, Inc	24,191
486		Home Properties, Inc	27,585
1,473		Hospitality Properties Trust	31,272
8,534		Host Marriott Corp	93,362
276	*	Howard Hughes Corp	11,620
898		HRPT Properties Trust	17,035
467		Hudson Pacific Properties	5,431
843		Inland Real Estate Corp	6,154
1,001		Invesco Mortgage Capital, Inc	14,144
895		Investors Real Estate Trust	6,444
1,264	*	iStar Financial, Inc	7,356
533		Jones Lang LaSalle, Inc	27,615
255	e	Kennedy-Wilson Holdings, Inc	2,703
707		Kilroy Realty Corp	22,129
5,056		Kimco Realty Corp	75,992
715		Kite Realty Group Trust	2,617
1,057		LaSalle Hotel Properties	20,294
2,104		Lexington Corporate Properties Trust	13,760
1,338		Liberty Property Trust	38,949
376		LTC Properties, Inc	9,520
1,628		Macerich Co	69,402
1,019		Mack-Cali Realty Corp	27,258
642	*	Maguire Properties, Inc	1,355
1,859		Medical Properties Trust, Inc	16,638
3,878		MFA Mortgage Investments, Inc	27,224
474		Mid-America Apartment Communities, Inc	28,544

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

220		Mission West Properties, Inc	$1,670
237		Monmouth Real Estate Investment Corp (Class A)	1,879
478		National Health Investors, Inc	20,138
1,060		National Retail Properties, Inc	28,482
1,580		Newcastle Investment Corp	6,431
2,419		NorthStar Realty Finance Corp	7,983
499		NRDC Acquisition Corp	5,529
1,261		Omega Healthcare Investors, Inc	20,088
498		One Liberty Properties, Inc	7,301
259		Parkway Properties, Inc	2,852
650		Pebblebrook Hotel Trust	10,173
759		Pennsylvania Real Estate Investment Trust	5,867
342		Pennymac Mortgage Investment Trust	5,438
2,149		Piedmont Office Realty Trust, Inc	34,749
1,962		Plum Creek Timber Co, Inc	68,101
588		Post Properties, Inc	20,427
481		Potlatch Corp	15,161
235		PS Business Parks, Inc	11,642
1,745		Public Storage, Inc	194,305
1,095		RAIT Investment Trust	3,712
459		Ramco-Gershenson Properties	3,764
1,446		Rayonier, Inc	53,198
1,494		Realty Income Corp	48,167
936		Redwood Trust, Inc	10,455
1,068		Regency Centers Corp	37,732
897		Resource Capital Corp	4,485
302		RLJ Lodging Trust	3,857
199		Sabra Healthcare REIT, Inc	1,898
133		Saul Centers, Inc	4,497
1,732		Senior Housing Properties Trust	37,307
3,651		Simon Property Group, Inc	401,536
1,006		SL Green Realty Corp	58,499
311		Sovran Self Storage, Inc	11,560
810	*,e	St. Joe Co	12,142
204		STAG Industrial, Inc	2,081
1,129		Starwood Property Trust, Inc	19,374
1,873	*	Strategic Hotels & Resorts, Inc	8,073
346		Summit Hotel Properties, Inc	2,443
236		Sun Communities, Inc	8,305
1,531	*	Sunstone Hotel Investors, Inc	8,711
1,058		Tanger Factory Outlet Centers, Inc	27,519
659		Taubman Centers, Inc	33,154
156	*	Tejon Ranch Co	3,724
108		Terreno Realty Corp	1,386
1,167		Two Harbors Investment Corp	10,305
2,700		UDR, Inc	59,778
120		UMH Properties, Inc	1,091
200		Universal Health Realty Income Trust	6,722
213		Urstadt Biddle Properties, Inc (Class A)	3,402
3,128		Ventas, Inc	154,523
2,228		Vornado Realty Trust	166,253
820		Washington Real Estate Investment Trust	23,108
1,502		Weingarten Realty Investors	31,797
6,692		Weyerhaeuser Co	104,061
242		Winthrop Realty Trust	2,103

		TOTAL REAL ESTATE	4,781,758

RETAILING - 4.0%
3,078	*	1-800-FLOWERS.COM, Inc (Class A)	7,141
521	*	99 Cents Only Stores	9,597
998		Aaron’s, Inc	25,200
1,092		Abercrombie & Fitch Co (Class A)	67,224
968		Advance Auto Parts, Inc	56,241
1,127	*,e	Aeropostale, Inc	12,183
4,517	*	Amazon.com, Inc	976,710
2,498		American Eagle Outfitters, Inc	29,277
122	*	America’s Car-Mart, Inc	3,540
671	*	Ann Taylor Stores Corp	15,326
359	*	Asbury Automotive Group, Inc	5,920
200	*	Audiovox Corp (Class A)	1,098
508	*,e	Autonation, Inc	16,652

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

332	*	Autozone, Inc	$105,971
477		Barnes & Noble, Inc	5,643
380		Bebe Stores, Inc	2,554
3,095	*	Bed Bath & Beyond, Inc	177,373
3,933	e	Best Buy Co, Inc	91,639
334		Big 5 Sporting Goods Corp	2,031
961	*	Big Lots, Inc	33,472
158	*,e	Blue Nile, Inc	5,574
142	*	Body Central Corp	2,579
142	e	Bon-Ton Stores, Inc	706
482	e	Brown Shoe Co, Inc	3,432
310	e	Buckle, Inc	11,923
200	*,e	Build-A-Bear Workshop, Inc	1,020
535	*	Cabela’s, Inc	10,962
2,810	*	Carmax, Inc	67,019
514	*	Casual Male Retail Group, Inc	1,933
525		Cato Corp (Class A)	11,844
2,840	*	Charming Shoppes, Inc	7,384
2,122		Chico’s FAS, Inc	24,254
335	*,e	Children’s Place Retail Stores, Inc	15,588
390		Christopher & Banks Corp	1,377
243	*	Citi Trends, Inc	2,860
657	*	Coldwater Creek, Inc	821
922	*,e	Collective Brands, Inc	11,949
142	*,e	Conn’s, Inc	1,020
108	*	Core-Mark Holding Co, Inc	3,308
234	*,e	Cost Plus, Inc	1,474
118	e	Destination Maternity Corp	1,519
1,171	*	Dick’s Sporting Goods, Inc	39,182
433	e	Dillard’s, Inc (Class A)	18,827
1,189	*	Dollar General Corp	44,897
1,531	*	Dollar Tree, Inc	114,993
329		DSW, Inc (Class A)	15,193
2,472		Expedia, Inc	63,654
683		Express Parent LLC	13,858
1,521		Family Dollar Stores, Inc	77,358
681		Finish Line, Inc (Class A)	13,613
1,993		Foot Locker, Inc	40,039
480		Fred’s, Inc (Class A)	5,117
1,759	*,e	GameStop Corp (Class A)	40,633
5,018		Gap, Inc	81,492
349	*	Genesco, Inc	17,984
1,955		Genuine Parts Co	99,314
280	*	GNC Holdings, Inc	5,634
300	e	Group 1 Automotive, Inc	10,665
756		Guess?, Inc	21,538
166		Haverty Furniture Cos, Inc	1,658
176	*,e	hhgregg, Inc	1,716
373	*	Hibbett Sports, Inc	12,641
19,862		Home Depot, Inc	652,863
107	*	HomeAway, Inc	3,597
450		Hot Topic, Inc	3,434
475	*	HSN, Inc	15,737
2,054	e	JC Penney Co, Inc	55,006
349	*	JOS A Bank Clothiers, Inc	16,274
145	*	Kirkland’s, Inc	1,330
3,611		Kohl’s Corp	177,299
7,419	*	Liberty Media Holding Corp (Interactive A)	109,579
3,240		Limited Brands, Inc	124,771
205	e	Lithia Motors, Inc (Class A)	2,948
1,960	*	LKQ Corp	47,354
16,182		Lowe’s Cos, Inc	312,959
278	*,e	Lumber Liquidators, Inc	4,198
5,081		Macy’s, Inc	133,732
257	*	MarineMax, Inc	1,663
593		Men’s Wearhouse, Inc	15,465
361		Monro Muffler, Inc	11,902
647	*	NetFlix, Inc	73,215
512	*	New York & Co, Inc	1,633
1,992		Nordstrom, Inc	90,995
414		Nutri/System, Inc	5,014

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,305	*	Office Depot, Inc	$6,808
1,103	*	OfficeMax, Inc	5,350
482	*	Orbitz Worldwide, Inc	1,046
1,737	*	O’Reilly Automotive, Inc	115,736
176	*	Overstock.com, Inc	1,632
886	*,e	Pacific Sunwear Of California, Inc	1,063
500		Penske Auto Group, Inc	8,000
614		PEP Boys - Manny Moe & Jack	6,060
278	e	PetMed Express, Inc	2,502
1,427		Petsmart, Inc	60,862
1,378	*	Pier 1 Imports, Inc	13,477
617	*	Priceline.com, Inc	277,316
1,485		RadioShack Corp	17,256
793		Rent-A-Center, Inc	21,768
1,475		Ross Stores, Inc	116,067
180	*,e	Rue21, Inc	4,084
1,641	*,e	Saks, Inc	14,359
1,125	*	Sally Beauty Holdings, Inc	18,675
481	*,e	Sears Holdings Corp	27,667
907	*	Select Comfort Corp	12,671
66	*	Shoe Carnival, Inc	1,558
369	*	Shutterfly, Inc	15,195
1,056	*	Signet Jewelers Ltd	35,693
481	e	Sonic Automotive, Inc (Class A)	5,190
411		Stage Stores, Inc	5,701
8,866		Staples, Inc	117,917
200		Stein Mart, Inc	1,250
151		Systemax, Inc	1,921
846	*,e	Talbots, Inc	2,284
8,567		Target Corp	420,125
1,588		Tiffany & Co	96,582
4,798		TJX Companies, Inc	266,144
898		Tractor Supply Co	56,170
228	*	Tuesday Morning Corp	803
564	*	Ulta Salon Cosmetics & Fragrance, Inc	35,098
1,468	*	Urban Outfitters, Inc	32,766
150	*	US Auto Parts Network, Inc	761
517	*	Valuevision International, Inc (Class A)	1,220
310	*	Vitamin Shoppe, Inc	11,606
178	*	West Marine, Inc	1,371
1,045	*	Wet Seal, Inc (Class A)	4,682
1,307		Williams-Sonoma, Inc	40,243
400	*,e	Zale Corp	1,140
245	*,e	Zumiez, Inc	4,290

		TOTAL RETAILING	6,326,421

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
395	*	Advanced Analogic Technologies, Inc	1,710
504	*	Advanced Energy Industries, Inc	4,344
7,126	*	Advanced Micro Devices, Inc	36,200
183	*	Alpha & Omega Semiconductor Lt	1,502
3,907		Altera Corp	123,188
1,245	*,e	Amkor Technology, Inc	5,428
118	*	Amtech Systems, Inc	944
891	*	Anadigics, Inc	1,925
3,619		Analog Devices, Inc	113,094
16,389		Applied Materials, Inc	169,626
891	*	Applied Micro Circuits Corp	4,785
5,710	*	Atmel Corp	46,080
395	*	ATMI, Inc	6,249
2,377		Avago Technologies Ltd	77,894
6,246	*	Axcelis Technologies, Inc	7,495
1,188	*	AXT, Inc	5,988
6,662		Broadcom Corp (Class A)	221,778
831		Brooks Automation, Inc	6,773
285	*	Cabot Microelectronics Corp	9,801
664	*	Cavium Networks, Inc	17,935
234	*	Ceva, Inc	5,689
821	*	Cirrus Logic, Inc	12,102
280		Cohu, Inc	2,766
1,347	*,e	Cree, Inc	34,995
91	*	CSR plc (ADR)	1,214

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

364	*	Cymer, Inc	$13,534
2,072		Cypress Semiconductor Corp	31,018
395	*	Diodes, Inc	7,078
289	*	DSP Group, Inc	1,705
1,676	*	Entegris, Inc	10,693
903	*	Entropic Communications, Inc	3,729
520	*	Exar Corp	2,969
1,583	*	Fairchild Semiconductor International, Inc	17,096
737	*,e	First Solar, Inc	46,586
593	*	Formfactor, Inc	3,694
537	*	Freescale Semiconductor Holdings Ltd	5,923
1,943	*	FSI International, Inc	3,672
234	*	GSI Technology, Inc	1,151
1,568	*,e	GT Solar International, Inc	11,007
459	*	Hittite Microwave Corp	22,353
252	*	Inphi Corp	2,210
1,945	*	Integrated Device Technology, Inc	10,017
306	*	Integrated Silicon Solution, Inc	2,390
65,896		Intel Corp	1,405,561
853	*	International Rectifier Corp	15,883
1,411		Intersil Corp (Class A)	14,519
257	*	IXYS Corp	2,796
2,049		Kla-Tencor Corp	78,436
800	*	Kopin Corp	2,744
848	*	Kulicke & Soffa Industries, Inc	6,326
1,524	*	Lam Research Corp	57,882
1,300	*	Lattice Semiconductor Corp	6,825
2,843		Linear Technology Corp	78,609
7,838	*	LSI Logic Corp	40,601
584	*	LTX-Credence Corp	3,089
6,576	*	Marvell Technology Group Ltd	95,549
3,678		Maxim Integrated Products, Inc	85,808
87	*	MaxLinear, Inc	562
2,748	*	MEMC Electronic Materials, Inc	14,400
797		Micrel, Inc	7,548
2,393	e	Microchip Technology, Inc	74,446
11,037	*	Micron Technology, Inc	55,626
1,063	*	Microsemi Corp	16,987
378	*	Mindspeed Technologies, Inc	1,966
766	*	MIPS Technologies, Inc	3,707
604		MKS Instruments, Inc	13,113
407	*	Monolithic Power Systems, Inc	4,143
316	*,e	MoSys, Inc	1,157
214	*	Nanometrics, Inc	3,103
935	*	Netlogic Microsystems, Inc	44,983
1,139	*	Novellus Systems, Inc	31,049
55	*	NVE Corp	3,336
7,224	*	Nvidia Corp	90,300
721	*	Omnivision Technologies, Inc	10,123
5,369	*	ON Semiconductor Corp	38,496
268	*,e	PDF Solutions, Inc	1,093
304	*	Pericom Semiconductor Corp	2,253
666	*	Photronics, Inc	3,317
410	*	PLX Technology, Inc	1,234
2,763	*	PMC - Sierra, Inc	16,523
358		Power Integrations, Inc	10,958
1,317	*,e	Rambus, Inc	18,438
3,137	*	RF Micro Devices, Inc	19,889
149	*,e	Rubicon Technology, Inc	1,629
351	*	Rudolph Technologies, Inc	2,348
936	*	Semtech Corp	19,750
373	*	Sigma Designs, Inc	2,924
1,131	*	Silicon Image, Inc	6,639
618	*	Silicon Laboratories, Inc	20,709
2,390	*	Skyworks Solutions, Inc	42,877
622	*	Spansion, Inc	7,601
300	*	Standard Microsystems Corp	5,820
1,213	*,e	Sunpower Corp (Class A)	9,813
100	*	Supertex, Inc	1,730
2,167	*	Teradyne, Inc	23,859
605	*	Tessera Technologies, Inc	7,224
14,435		Texas Instruments, Inc	384,692
1,986	*	Triquint Semiconductor, Inc	9,970
267	*	Ultra Clean Holdings	1,145

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

283	*	Ultratech, Inc	$4,853
938	*	Varian Semiconductor Equipment Associates, Inc	57,359
512	*,e	Veeco Instruments, Inc	12,493
288	*	Volterra Semiconductor Corp	5,538
3,271		Xilinx, Inc	89,756

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,218,437

SOFTWARE & SERVICES - 9.3%
552	*	Accelrys, Inc	3,345
8,024		Accenture plc	422,704
400	*	ACI Worldwide, Inc	11,016
149	*,e	Active Network, Inc	2,198
5,714		Activision Blizzard, Inc	67,997
620	*	Actuate Corp	3,422
1,008	*	Acxiom Corp	10,725
6,395	*	Adobe Systems, Inc	154,567
374	*	Advent Software, Inc	7,798
2,323	*	Akamai Technologies, Inc	46,181
664	*	Alliance Data Systems Corp	61,553
2,552	*	Amdocs Ltd	69,210
276		American Software, Inc (Class A)	2,001
395	*	Ancestry.com, Inc	9,283
1,142	*	Ansys, Inc	56,004
1,288	*	AOL, Inc	15,456
1,201	*	Ariba, Inc	33,280
1,054	*	Aspen Technology, Inc	16,095
2,855	*	Autodesk, Inc	79,312
6,211		Automatic Data Processing, Inc	292,849
280	*	Bankrate, Inc	4,259
538		Blackbaud, Inc	11,981
426	*,e	Blackboard, Inc	19,025
2,295	*	BMC Software, Inc	88,495
294	*	Booz Allen Hamilton Holding Co	4,372
421	*	Bottomline Technologies, Inc	8,479
1,693		Broadridge Financial Solutions, Inc	34,097
281	*,e	BroadSoft, Inc	8,528
4,795		CA, Inc	93,071
372	*	CACI International, Inc (Class A)	18,578
3,247	*	Cadence Design Systems, Inc	30,002
370	*	Callidus Software, Inc	1,706
531	*	Cardtronics, Inc	12,171
75		Cass Information Systems, Inc	2,329
834	*	Ciber, Inc	2,527
2,344	*	Citrix Systems, Inc	127,818
118	*,m	Clinical Data, Inc	112
3,779	*	Cognizant Technology Solutions Corp (Class A)	236,943
547	*	Commvault Systems, Inc	20,272
1,926		Computer Sciences Corp	51,713
174	*	Computer Task Group, Inc	1,944
2,948	*	Compuware Corp	22,582
399	*	comScore, Inc	6,731
555	*,e	Concur Technologies, Inc	20,657
342	*	Constant Contact, Inc	5,913
1,260	*	Convergys Corp	11,819
142	*,e	Cornerstone OnDemand, Inc	1,781
485	*	CSG Systems International, Inc	6,130
485	*	DealerTrack Holdings, Inc	7,600
235	*	Deltek, Inc	1,412
229	*	DemandTec, Inc	1,498
606	*	Dice Holdings, Inc	4,739
453	*	Digital River, Inc	9,391
85	*	DMRC Corp	2,157
426		DST Systems, Inc	18,672
110	*	Dynamics Research Corp	981
1,405		Earthlink, Inc	9,175
14,326	*	eBay, Inc	422,473
322	*,e	Ebix, Inc	4,733
134	*,e	Echo Global Logistics, Inc	1,782
4,129	*	Electronic Arts, Inc	84,438
94	*	Envestnet, Inc	940
405		EPIQ Systems, Inc	5,075

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

583	*	Equinix, Inc	$51,788
589	*	Euronet Worldwide, Inc	9,271
250	*	ExlService Holdings, Inc	5,500
586		Factset Research Systems, Inc	52,136
602		Fair Isaac Corp	13,142
313	*	FalconStor Software, Inc	914
3,263		Fidelity National Information Services, Inc	79,356
1,223	*	First American Corp	13,049
1,804	*	Fiserv, Inc	91,589
178	*	FleetCor Technologies, Inc	4,674
178		Forrester Research, Inc	5,787
1,487	*	Fortinet, Inc	24,982
1,208	*	Gartner, Inc	42,123
1,564	*	Genpact Ltd	22,506
299	*,m,e	Gerber Scientific, Inc	0
483	*	Global Cash Access, Inc	1,236
998		Global Payments, Inc	40,309
531	*,e	Glu Mobile, Inc	1,120
3,121	*	Google, Inc (Class A)	1,605,379
476	*	Hackett Group, Inc	1,775
451		Heartland Payment Systems, Inc	8,894
1,091	*	IAC/InterActiveCorp	43,149
384	e	iGate Corp	4,431
1,333	*	Informatica Corp	54,586
367	*	Infospace, Inc	3,068
144	*	Interactive Intelligence, Inc	3,910
538	*	Internap Network Services Corp	2,647
15,055		International Business Machines Corp	2,635,078
3,760	*	Intuit, Inc	178,374
544		j2 Global Communications, Inc	14,634
1,014		Jack Henry & Associates, Inc	29,386
480	*	JDA Software Group, Inc	11,251
276	*	Kenexa Corp	4,317
168		Keynote Systems, Inc	3,550
444	*,e	KIT Digital, Inc	3,730
298	*	Knot, Inc	2,435
1,154		Lender Processing Services, Inc	15,798
884	*,e	Limelight Networks, Inc	2,086
111	*,e	LinkedIn Corp	8,667
704	*	Lionbridge Technologies	1,732
163	*	Liquidity Services, Inc	5,227
493	*	Liveperson, Inc	4,905
252	*	LogMeIn, Inc	8,369
297	*	LoopNet, Inc	5,088
629	*	Magma Design Automation, Inc	2,862
311	*	Manhattan Associates, Inc	10,288
292		Mantech International Corp (Class A)	9,163
206	e	Marchex, Inc (Class B)	1,751
1,326		Mastercard, Inc (Class A)	420,554
482		MAXIMUS, Inc	16,822
1,291	*	Mentor Graphics Corp	12,419
1,140	*	Micros Systems, Inc	50,057
92,235		Microsoft Corp	2,295,729
100	*	MicroStrategy, Inc (Class A)	11,407
529		ModusLink Global Solutions, Inc	1,846
991	*	MoneyGram International, Inc	2,309
443	*	Monotype Imaging Holdings, Inc	5,374
1,517	*	Monster Worldwide, Inc	10,892
453	*,e	Motricity, Inc	766
2,786	*	Move, Inc	4,040
74	*	NCI, Inc (Class A)	883
411	*	Ness Technologies, Inc	3,148
467	*	Netscout Systems, Inc	5,333
340	*	NetSuite, Inc	9,183
874	*	NeuStar, Inc (Class A)	21,972
789		NIC, Inc	9,034
2,965	*	Nuance Communications, Inc	60,367
293	*,e	OpenTable, Inc	13,481
1,006	*	Openwave Systems, Inc	1,569
155		Opnet Technologies, Inc	5,411
47,742		Oracle Corp	1,372,105

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,404	*	Parametric Technology Corp	$21,594
4,043		Paychex, Inc	106,614
162	e	Pegasystems, Inc	4,959
320	*	Perficient, Inc	2,342
240	*	PRG-Schultz International, Inc	1,133
831	*	Progress Software Corp	14,584
147	*	PROS Holdings, Inc	1,895
43	*	QAD, Inc (Class A)	460
873	*	QLIK Technologies, Inc	18,909
719	*	Quest Software, Inc	11,418
335	*	QuinStreet, Inc	3,467
1,281	*	Rackspace Hosting, Inc	43,733
485	*	RealD, Inc	4,535
299		RealNetworks, Inc	2,521
379	*	RealPage, Inc	7,751
2,400	*	Red Hat, Inc	101,424
100		Renaissance Learning, Inc	1,678
120	*	Responsys, Inc	1,294
307	*	RightNow Technologies, Inc	10,146
127	*,e	Rosetta Stone, Inc	1,162
1,436	*	Rovi Corp	61,719
792	*	S1 Corp	7,263
286	*	Saba Software, Inc	1,647
3,586	*	SAIC, Inc	42,351
1,657	*	Salesforce.com, Inc	189,362
1,239		Sapient Corp	12,563
150	*	Sciquest, Inc	2,241
334	*	Seachange International, Inc	2,572
121	*,e	ServiceSource International LLC	1,598
527	*,e	Smith Micro Software, Inc	801
705	*	SolarWinds, Inc	15,524
1,004		Solera Holdings, Inc	50,702
328	*,e	Sourcefire, Inc	8,777
132	*	SRS Labs, Inc	945
317	*	SS&C Technologies Holdings, Inc	4,530
192		Stamps.com, Inc	3,924
979	*	SuccessFactors, Inc	22,507
513	*	SupportSoft, Inc	1,016
9,527	*	Symantec Corp	155,290
328	*	Synchronoss Technologies, Inc	8,170
1,849	*	Synopsys, Inc	45,042
190		Syntel, Inc	8,206
402	*	TA Indigo Holding Corp	3,019
925	*	Take-Two Interactive Software, Inc	11,766
481	*	Taleo Corp (Class A)	12,371
132	*	TechTarget, Inc	754
370	*	TeleCommunication Systems, Inc (Class A)	1,277
205	*	TeleNav, Inc	1,818
455	*	TeleTech Holdings, Inc	6,934
2,098	*	Teradata Corp	112,306
787	*,e	THQ, Inc	1,362
2,110	*	TIBCO Software, Inc	47,243
1,671	*	TiVo, Inc	15,607
303	*	TNS, Inc	5,696
1,957		Total System Services, Inc	33,132
174	*,e	Travelzoo, Inc	3,826
432	*,e	Tyler Technologies, Inc	10,921
295	*	Ultimate Software Group, Inc	13,782
586	*	Unisys Corp	9,194
1,056		United Online, Inc	5,523
1,094	*	Valueclick, Inc	17,023
248	*	Vasco Data Security International	1,267
1,233	*	VeriFone Systems, Inc	43,180
264	*	Verint Systems, Inc	6,941
2,200		VeriSign, Inc	62,942
628	e	VirnetX Holding Corp	9,414
156	*	Virtusa Corp	2,059
6,463		Visa, Inc (Class A)	554,009
527	*	VistaPrint Ltd	14,245
1,036	*	VMware, Inc (Class A)	83,274
202	*	Vocus, Inc	3,386

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

947	*,e	Wave Systems Corp	$2,216
807	*	WebMD Health Corp (Class A)	24,331
564	*	Websense, Inc	9,757
367	*,e	Website Pros, Inc	2,562
8,141		Western Union Co	124,476
465	*	Wright Express Corp	17,689
16,381	*	Yahoo!, Inc	215,573
743	*	Zix Corp	1,984

		TOTAL SOFTWARE & SERVICES	14,776,038

TECHNOLOGY HARDWARE & EQUIPMENT - 6.6%
639	*	Acme Packet, Inc	27,215
806		Adtran, Inc	21,327
400	*	Agilysys, Inc	2,852
2,190		Amphenol Corp (Class A)	89,286
200	*	Anaren, Inc	3,830
356		Anixter International, Inc	16,889
11,494	*	Apple, Inc	4,381,283
1,549	*	Arris Group, Inc	15,955
1,424	*	Arrow Electronics, Inc	39,559
1,062	*,e	Aruba Networks, Inc	22,206
424	*	Avid Technology, Inc	3,282
1,830	*	Avnet, Inc	47,726
583		AVX Corp	6,920
245	*	AX Holding Corp	2,230
100		Bel Fuse, Inc (Class B)	1,559
750	*	Benchmark Electronics, Inc	9,758
386	*	BigBand Networks, Inc	494
226		Black Box Corp	4,825
479	*	Blue Coat Systems, Inc	6,649
1,360	*,e	Bookham, Inc	4,950
840	*	Brightpoint, Inc	7,736
5,865	*	Brocade Communications Systems, Inc	25,337
469	*,e	Calix Networks, Inc	3,658
500	*	Checkpoint Systems, Inc	6,790
1,099	*,e	Ciena Corp	12,309
68,364		Cisco Systems, Inc	1,058,957
459		Cognex Corp	12,443
306	*	Coherent, Inc	13,146
80		Communications Systems, Inc	1,040
330		Comtech Telecommunications Corp	9,270
19,614		Corning, Inc	242,429
347	*	Cray, Inc	1,843
409		CTS Corp	3,325
423		Daktronics, Inc	3,629
160		DDi Corp	1,158
20,368	*	Dell, Inc	288,207
300	*	DG FastChannel, Inc	5,085
772		Diebold, Inc	21,238
400	*	Digi International, Inc	4,400
633	*	Dolby Laboratories, Inc (Class A)	17,370
700	*	Dot Hill Systems Corp	1,057
179	*	DTS, Inc	4,445
330	*,e	Echelon Corp	2,313
485	*	EchoStar Corp (Class A)	10,966
248		Electro Rent Corp	3,425
300	*	Electro Scientific Industries, Inc	3,567
630	*	Electronics for Imaging, Inc	8,486
25,573	*	EMC Corp	536,777
1,120	*,e	EMCORE Corp	1,109
1,000	*	Emulex Corp	6,400
1,016	*	Extreme Networks, Inc	2,692
1,009	*	F5 Networks, Inc	71,689
252	*	Fabrinet	4,712
163	*	FARO Technologies, Inc	5,143
451	*	FEI Co	13,512
1,138	*	Finisar Corp	19,961
1,984		Flir Systems, Inc	49,699
208	*	Fusion-io, Inc	3,952
228	*	Globecomm Systems, Inc	3,080
327	*	GSI Group, Inc	2,511

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,150	*	Harmonic, Inc	$4,899
1,563	e	Harris Corp	53,408
670	*	Harris Stratex Networks, Inc (Class A)	1,575
24,729		Hewlett-Packard Co	555,166
400	*	Imation Corp	2,924
289	*	Immersion Corp	1,728
1,220	*,e	Infinera Corp	9,418
2,058	*	Ingram Micro, Inc (Class A)	33,196
655	*	Insight Enterprises, Inc	9,917
564	e	InterDigital, Inc	26,271
745	*	Intermec, Inc	4,857
278	*	Intevac, Inc	1,943
314	*	IPG Photonics Corp	13,640
477	*	Itron, Inc	14,072
345	*	Ixia	2,646
2,392		Jabil Circuit, Inc	42,554
2,820	*	JDS Uniphase Corp	28,115
6,612	*	Juniper Networks, Inc	114,123
548	*	Kemet Corp	3,918
172	*	KVH Industries, Inc	1,361
210	*	LeCroy Corp	1,659
972	*	Lexmark International, Inc (Class A)	26,273
261		Littelfuse, Inc	10,495
124	*	Loral Space & Communications, Inc	6,212
315	*,e	Maxwell Technologies, Inc	5,799
187	*	Measurement Specialties, Inc	4,855
375	*	Mercury Computer Systems, Inc	4,313
447		Methode Electronics, Inc	3,321
1,076	*,e	Microvision, Inc	732
1,677	e	Molex, Inc	34,160
3,325	*	Motorola Mobility Holdings, Inc	125,619
3,751		Motorola, Inc	157,167
221		MTS Systems Corp	6,771
160	*	Multi-Fineline Electronix, Inc	3,190
1,200		National Instruments Corp	27,432
2,098	*	NCR Corp	35,435
4,572	*	NetApp, Inc	155,174
454	*	Netgear, Inc	11,754
407	*	Newport Corp	4,400
435	*,e	Novatel Wireless, Inc	1,314
630	*,e	OCZ Technology Group, Inc	3,056
252	*	Oplink Communications, Inc	3,815
2,205	*	OpNext, Inc	2,756
430	*	Orbcomm, Inc	1,097
185	*	OSI Systems, Inc	6,201
232		Park Electrochemical Corp	4,958
554		Plantronics, Inc	15,761
511	*	Plexus Corp	11,559
2,192	*	Polycom, Inc	40,267
851	*	Power-One, Inc	3,830
3,137	*	Powerwave Technologies, Inc	5,396
140	*	Procera Networks, Inc	1,344
1,437	*	QLogic Corp	18,221
20,737		Qualcomm, Inc	1,008,440
4,721	*	Quantum Corp	8,545
301	*,e	Rackable Systems, Inc	3,588
187	*	Radisys Corp	1,144
181		Richardson Electronics Ltd	2,463
113		Rimage Corp	1,429
1,908	*	Riverbed Technology, Inc	38,084
383	*	Rofin-Sinar Technologies, Inc	7,354
200	*	Rogers Corp	7,826
2,948	*	SanDisk Corp	118,952
958	*	Sanmina-SCI Corp	6,399
321	*	Scansource, Inc	9,489
495	*	ShoreTel, Inc	2,465
3,028	*	Sonus Networks, Inc	6,571
488	*,e	STEC, Inc	4,948
234	*,e	Stratasys, Inc	4,338
258	*	Super Micro Computer, Inc	3,233
234		Sycamore Networks, Inc	4,224

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

396	*	Symmetricom, Inc	$1,719
424	*,e	Synaptics, Inc	10,134
313	*	SYNNEX Corp	8,201
616	*	Tech Data Corp	26,630
579	e	Technitrol, Inc	1,656
806	*	Tekelec	4,868
4,811		Tellabs, Inc	20,639
1,525	*	Trimble Navigation Ltd	51,164
971	*	TTM Technologies, Inc	9,234
527	*,e	Universal Display Corp	25,264
399	*	Viasat, Inc	13,291
1,895	*	Vishay Intertechnology, Inc	15,842
161	*	Vishay Precision Group, Inc	2,122
662	*	Westell Technologies, Inc	1,430
2,890	*	Western Digital Corp	74,331
17,439		Xerox Corp	121,550
391	*	X-Rite, Inc	1,458
359	e	Xyratex Ltd	3,328
721	*	Zebra Technologies Corp (Class A)	22,308
198	*	Zygo Corp	2,289

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	10,530,678

TELECOMMUNICATION SERVICES - 2.9%
754	*,e	8x8, Inc	3,069
407		AboveNet, Inc	21,815
463	e	Alaska Communications Systems Group, Inc	3,037
4,930	*	American Tower Corp (Class A)	265,233
73,609		AT&T, Inc	2,099,329
105		Atlantic Tele-Network, Inc	3,452
277	*	Cbeyond Communications, Inc	1,956
7,549		CenturyTel, Inc	250,023
3,005	*	Cincinnati Bell, Inc	9,285
1,803	*,e	Clearwire Corp (Class A)	4,201
706	*	Cogent Communications Group, Inc	9,496
305		Consolidated Communications Holdings, Inc	5,505
3,627	*	Crown Castle International Corp	147,510
269	*,e	Fairpoint Communications, Inc	1,157
13,108	e	Frontier Communications Corp	80,090
464	*	General Communication, Inc (Class A)	3,805
358	*	Global Crossing Ltd	8,560
869	*	Globalstar, Inc	355
170		HickoryTech Corp	1,635
164		IDT Corp (Class B)	3,346
380	*	inContact, Inc	1,311
406	*	Iridium Communications, Inc	2,517
710	*,e	Leap Wireless International, Inc	4,899
21,207	*,e	Level 3 Communications, Inc	31,598
3,453	*	MetroPCS Communications, Inc	30,076
391	*	Neutral Tandem, Inc	3,785
2,115	*	NII Holdings, Inc (Class B)	56,999
363		NTELOS Holdings Corp	6,436
1,409	*	PAETEC Holding Corp	7,454
762	*	Premiere Global Services, Inc	4,892
1,524	*	SBA Communications Corp (Class A)	52,548
364		Shenandoah Telecom Co	4,055
37,374	*	Sprint Nextel Corp	113,617
180		SureWest Communications	1,885
1,124		Telephone & Data Systems, Inc	23,885
420	*,e	Towerstream Corp	1,075
1,772	*	tw telecom inc (Class A)	29,273
200	*	US Cellular Corp	7,930
250		USA Mobility, Inc	3,300
35,165		Verizon Communications, Inc	1,294,072
1,236	*	Vonage Holdings Corp	3,214
6,520	e	Windstream Corp	76,023

		TOTAL TELECOMMUNICATION SERVICES	4,683,703

TRANSPORTATION - 1.8%
776	*	Air Transport Services Group, Inc	3,360
445	*	Alaska Air Group, Inc	25,049
519		Alexander & Baldwin, Inc	18,959

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

191	e	Allegiant Travel Co	$9,002
100	*	Amerco, Inc	6,245
4,021	*,e	AMR Corp	11,902
300		Arkansas Best Corp	4,845
331	*	Atlas Air Worldwide Holdings, Inc	11,019
1,259	*	Avis Budget Group, Inc	12,175
198	e	Baltic Trading Ltd	921
250		Celadon Group, Inc	2,220
2,041		CH Robinson Worldwide, Inc	139,747
648		Con-Way, Inc	14,340
371		Copa Holdings S.A. (Class A)	22,731
13,707		CSX Corp	255,910
10,646	*	Delta Air Lines, Inc	79,845
347	*	Dollar Thrifty Automotive Group, Inc	19,536
930	*,e	Eagle Bulk Shipping, Inc	1,460
469	*,e	Excel Maritime Carriers Ltd	976
2,624		Expeditors International Washington, Inc	106,403
3,943		FedEx Corp	266,862
548		Forward Air Corp	13,947
344	*,e	Genco Shipping & Trading Ltd	2,687
480	*	Genesee & Wyoming, Inc (Class A)	22,330
633	*	Hawaiian Holdings, Inc	2,665
666		Heartland Express, Inc	9,031
3,035	*	Hertz Global Holdings, Inc	27,012
500	*	Hub Group, Inc (Class A)	14,135
64		International Shipholding Corp	1,183
1,134		J.B. Hunt Transport Services, Inc	40,960
2,933	*	JetBlue Airways Corp	12,025
1,405	*	Kansas City Southern Industries, Inc	70,194
708	*	Kirby Corp	37,268
691		Knight Transportation, Inc	9,197
644		Landstar System, Inc	25,477
384		Marten Transport Ltd	6,620
4,390		Norfolk Southern Corp	267,878
733	*	Old Dominion Freight Line	21,235
443	*	Pacer International, Inc	1,661
96	*	Park-Ohio Holdings Corp	1,153
48	*	Patriot Transportation Holding, Inc	970
772	*	Quality Distribution, Inc	6,925
308	*	RailAmerica, Inc	4,013
421	*,e	Republic Airways Holdings, Inc	1,191
125	*	Roadrunner Transportation Services Holdings, Inc	1,715
655		Ryder System, Inc	24,569
133	*	Saia, Inc	1,399
692		Skywest, Inc	7,965
9,836		Southwest Airlines Co	79,081
190	*	Spirit Airlines, Inc	2,375
985	*	Swift Transportation Co, Inc	6,343
4,194	*	UAL Corp	81,280
833	*,e	Ultrapetrol Bahamas Ltd	1,891
6,096		Union Pacific Corp	497,860
9,135		United Parcel Service, Inc (Class B)	576,876
68		Universal Truckload Services, Inc	884
2,013	*	US Airways Group, Inc	11,072
1,203		UTI Worldwide, Inc	15,687
511		Werner Enterprises, Inc	10,644
239	*	Wesco Aircraft Holdings, Inc	2,612
126	*,e	Zipcar, Inc	2,268

		TOTAL TRANSPORTATION	2,937,785

UTILITIES - 4.0%
8,046	*	AES Corp	78,529
972		AGL Resources, Inc	39,599
597		Allete, Inc	21,868
1,335		Alliant Energy Corp	51,638
2,870		Ameren Corp	85,440
6,018		American Electric Power Co, Inc	228,804
225		American States Water Co	7,634
2,151		American Water Works Co, Inc	64,918
1,685		Aqua America, Inc	36,345
77		Artesian Resources Corp	1,348

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

847	e	Atlantic Power Corp	$12,019
1,066		Atmos Energy Corp	34,592
658		Avista Corp	15,693
446	e	Black Hills Corp	13,665
130	*,e	Cadiz, Inc	1,028
468		California Water Service Group	8,288
4,146	*	Calpine Corp	58,376
5,061		Centerpoint Energy, Inc	99,297
110		Central Vermont Public Service Corp	3,873
250		CH Energy Group, Inc	13,043
107		Chesapeake Utilities Corp	4,292
757		Cleco Corp	25,844
3,237		CMS Energy Corp	64,060
98		Connecticut Water Service, Inc	2,452
3,530		Consolidated Edison, Inc	201,281
160	e	Consolidated Water Co, Inc	1,261
2,226		Constellation Energy Group, Inc	84,721
7,159		Dominion Resources, Inc	363,461
1,728		DPL, Inc	52,082
2,106		DTE Energy Co	103,236
16,453		Duke Energy Corp	328,895
1,127	*,e	Dynegy, Inc (Class A)	4,643
4,052		Edison International	154,989
600		El Paso Electric Co	19,254
648	e	Empire District Electric Co	12,558
2,213		Entergy Corp	146,700
8,234		Exelon Corp	350,851
5,213		FirstEnergy Corp	234,116
1,927		Great Plains Energy, Inc	37,191
1,196		Hawaiian Electric Industries, Inc	29,039
604		Idacorp, Inc	22,819
972		Integrys Energy Group, Inc	47,259
695		ITC Holdings Corp	53,814
400		Laclede Group, Inc	15,500
2,284		MDU Resources Group, Inc	43,830
287		MGE Energy, Inc	11,672
155		Middlesex Water Co	2,646
1,027		National Fuel Gas Co	49,994
646		New Jersey Resources Corp	27,500
5,211		NextEra Energy, Inc	281,498
545		Nicor, Inc	29,980
3,472		NiSource, Inc	74,231
2,119		Northeast Utilities	71,304
333		Northwest Natural Gas Co	14,685
435		NorthWestern Corp	13,894
2,998	*	NRG Energy, Inc	63,588
1,328		NSTAR	59,508
2,932		NV Energy, Inc	43,130
1,291		OGE Energy Corp	61,697
1,332		Oneok, Inc	87,966
240		Ormat Technologies, Inc	3,859
540		Otter Tail Corp	9,882
60		Pennichuck Corp	1,679
2,810		Pepco Holdings, Inc	53,165
4,955		PG&E Corp	209,646
912		Piedmont Natural Gas Co, Inc	26,348
1,280		Pinnacle West Capital Corp	54,963
1,049		PNM Resources, Inc	17,235
1,142		Portland General Electric Co	27,054
7,253		PPL Corp	207,001
3,645		Progress Energy, Inc	188,519
6,289		Public Service Enterprise Group, Inc	209,864
2,092		Questar Corp	37,049
9,167	*	RRI Energy, Inc	25,484
1,360		SCANA Corp	55,012
2,977		Sempra Energy	153,316
138		SJW Corp	3,004
377		South Jersey Industries, Inc	18,756
10,482		Southern Co	444,123
542		Southwest Gas Corp	19,604
2,675		TECO Energy, Inc	45,823
1,315		UGI Corp	34,545
895		UIL Holdings Corp	29,472
432		Unisource Energy Corp	15,591
126		Unitil Corp	3,236

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

980		Vectren Corp	$26,538
1,530	e	Westar Energy, Inc	40,423
637		WGL Holdings, Inc	24,888
2,903		Wisconsin Energy Corp	90,835
5,904		Xcel Energy, Inc	145,770
142		York Water Co	2,298

		TOTAL UTILITIES	6,398,420

		TOTAL COMMON STOCKS (Cost $163,749,718)	158,262,053

SHORT-TERM INVESTMENTS - 2.5%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES. - 2.5%
3,931,245	x	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	3,931,245

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	3,931,245

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,931,245)	3,931,245

		TOTAL INVESTMENTS - 101.6% (Cost $167,680,963)	162,193,298
		OTHER ASSETS & LIABILITIES, NET - (1.6)%	(2,517,548)

		NET ASSETS - 100.0%	$159,675,750

Abbreviation(s):

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

*	Non-income producing.

d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures contracts.

e	All or a portion of these securities are out on loan.

m	Indicates a security that has been deemed illiquid.

x	Investments made with cash collateral received from securities on loan.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 1.5%
749	*	American Axle & Manufacturing Holdings, Inc	$5,715
424	*	BorgWarner, Inc	25,665
22,523	*	Ford Motor Co	217,798
64	*	Fuel Systems Solutions, Inc	1,229
1,570		Harley-Davidson, Inc	53,898
6,183		Johnson Controls, Inc	163,045
292	*	Modine Manufacturing Co	2,646
77		Spartan Motors, Inc	318
339		Superior Industries International, Inc	5,238
890	*	Tenneco, Inc	22,793

		TOTAL AUTOMOBILES & COMPONENTS	498,345

BANKS - 3.0%
125		Bank of Hawaii Corp	4,550
7,676		BB&T Corp	163,729
312	*	Citizens Republic Bancorp, Inc	2,159
1,100		Comerica, Inc	25,267
9,856		Fifth Third Bancorp	99,546
1,250		First Horizon National Corp	7,450
1,717		Hudson City Bancorp, Inc	9,718
8,429		Keycorp	49,984
1,146		M&T Bank Corp	80,105
125		MainSource Financial Group, Inc	1,090
1,471		New York Community Bancorp, Inc	17,505
145		Old National Bancorp	1,351
189		People’s United Financial, Inc	2,155
200	*	PMI Group, Inc	40
4,180		PNC Financial Services Group, Inc	201,434
14,830	*	Popular, Inc	22,245
355		Provident Financial Services, Inc	3,816
220		Radian Group, Inc	482
8,499		Regions Financial Corp	28,302
172	*	SVB Financial Group	6,364
11,230		US Bancorp	264,355
100		Zions Bancorporation	1,407

		TOTAL BANKS	993,054

CAPITAL GOODS - 8.0%
3,689		3M Co	264,834
40		A.O. Smith Corp	1,281
19	*	American Superconductor Corp	75
3,345		Ametek, Inc	110,285
100		Apogee Enterprises, Inc	859
400	*	ArvinMeritor, Inc	2,824
90	*	Astec Industries, Inc	2,635
854		Barnes Group, Inc	16,440
200		Briggs & Stratton Corp	2,702
515	*	Builders FirstSource, Inc	654
3,355		Caterpillar, Inc	247,734
201		Cooper Industries plc	9,270
1,775		Cummins, Inc	144,947
4,977		Danaher Corp	208,735
3,044		Deere & Co	196,551
217		Dover Corp	10,112
2,502		Eaton Corp	88,821
5,415		Emerson Electric Co	223,693
358	*	Energy Recovery, Inc	1,078
260		Fastenal Co	8,653
288		Fluor Corp	13,406
312	*	FuelCell Energy, Inc	262
17		Gardner Denver, Inc	1,080
350	*	Gibraltar Industries, Inc	2,842
500		Graco, Inc	17,070
377	*	GrafTech International Ltd	4,788

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,645		Illinois Tool Works, Inc	$193,232
472		Ingersoll-Rand plc	13,258
80	*	Layne Christensen Co	1,848
301		LB Foster Co (Class A)	6,691
176		Lincoln Electric Holdings, Inc	5,106
2,605		Masco Corp	18,548
905	*	NCI Building Systems, Inc	6,842
1,050		Nordson Corp	41,727
974	*	Owens Corning, Inc	21,116
2,143		Paccar, Inc	72,476
380		Pall Corp	16,112
316		Pentair, Inc	10,115
178	*	Polypore International, Inc	10,061
1,359		Precision Castparts Corp	211,270
240		Quanex Building Products Corp	2,628
653	*	Quanta Services, Inc	12,270
515		Rockwell Automation, Inc	28,840
308		Roper Industries, Inc	21,224
671	*	Sensata Technologies Holding BV	17,755
147		Snap-On, Inc	6,527
1,547	*	Spirit Aerosystems Holdings, Inc (Class A)	24,675
760		Tennant Co	26,881
500		Tredegar Corp	7,415
2,876		Tyco International Ltd	117,197
906		W.W. Grainger, Inc	135,483
326	*	WABCO Holdings, Inc	12,342
128	*	WESCO International, Inc	4,294
348		Westinghouse Air Brake Technologies Corp	18,399

		TOTAL CAPITAL GOODS	2,645,963

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
1,334		Avery Dennison Corp	33,457
42		Corporate Executive Board Co	1,252
160		Deluxe Corp	2,976
583		Dun & Bradstreet Corp	35,714
68		Herman Miller, Inc	1,214
168		HNI Corp	3,214
498		Iron Mountain, Inc	15,747
308		Manpower, Inc	10,355
266		Pitney Bowes, Inc	5,001
600		R.R. Donnelley & Sons Co	8,472
1,033		Robert Half International, Inc	21,920
318	*	Tetra Tech, Inc	5,959
1,586		Waste Management, Inc	51,640

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	196,921

CONSUMER DURABLES & APPAREL - 1.5%
200		Callaway Golf Co	1,034
1,369		Coach, Inc	70,955
14	*	Deckers Outdoor Corp	1,306
30	*	K-Swiss, Inc (Class A)	128
4,067		Mattel, Inc	105,295
200		Movado Group, Inc	2,436
2,746		Nike, Inc (Class B)	234,810
200		Oxford Industries, Inc	6,860
235		Phillips-Van Heusen Corp	13,686
71	*	Tempur-Pedic International, Inc	3,735
170		Tupperware Corp	9,136
310		VF Corp	37,671
82		Whirlpool Corp	4,093

		TOTAL CONSUMER DURABLES & APPAREL	491,145

CONSUMER SERVICES - 2.5%
521	*	AFC Enterprises	6,163
55		Bob Evans Farms, Inc	1,569
739		Choice Hotels International, Inc	21,963
850		Darden Restaurants, Inc	36,338
13	*	DineEquity, Inc	500
500	*	Gaylord Entertainment Co	9,670
2,335		Marriott International, Inc (Class A)	63,605
4,573		McDonald’s Corp	401,601
177	*	Sonic Corp	1,251

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,543		Starbucks Corp	$206,698
907		Starwood Hotels & Resorts Worldwide, Inc	35,210
40		Weight Watchers International, Inc	2,330
460		Wyndham Worldwide Corp	13,115
758		Yum! Brands, Inc	37,438

		TOTAL CONSUMER SERVICES	837,451

DIVERSIFIED FINANCIALS - 5.8%
2,493	*	American Capital Ltd	17,002
6,078		American Express Co	272,903
1,319		Ameriprise Financial, Inc	51,916
10,178		Bank of New York Mellon Corp	189,210
1,072		BlackRock, Inc	158,667
4,148		Capital One Financial Corp	164,385
11,761		Charles Schwab Corp	132,546
448		CME Group, Inc	110,387
4,545		Discover Financial Services	104,262
226		Eaton Vance Corp	5,033
363		Evercore Partners, Inc (Class A)	8,276
1,845		Franklin Resources, Inc	176,456
676	*	IntercontinentalExchange, Inc	79,944
3,158		Invesco Ltd	48,981
709		Legg Mason, Inc	18,228
3,709	*	MF Global Holdings Ltd	15,318
672	*	Nasdaq Stock Market, Inc	15,550
1,392	*	NewStar Financial, Inc	13,001
1,730		Northern Trust Corp	60,515
2,140		NYSE Euronext	49,734
55	*	PHH Corp	884
743		SEI Investments Co	11,427
4,011		State Street Corp	128,994
2,079		T Rowe Price Group, Inc	99,314

		TOTAL DIVERSIFIED FINANCIALS	1,932,933

ENERGY - 9.0%
128		Alon USA Energy, Inc	785
2,522		Apache Corp	202,364
1,749	*	ATP Oil & Gas Corp	13,485
32	*	Atwood Oceanics, Inc	1,100
878		Cabot Oil & Gas Corp	54,357
1,569	*	Cameron International Corp	65,176
173		CARBO Ceramics, Inc	17,738
40	*	Carrizo Oil & Gas, Inc	862
5,853		Chesapeake Energy Corp	149,544
807		Cimarex Energy Co	44,950
1,962	*	Clean Energy Fuels Corp	21,817
355	*	Complete Production Services, Inc	6,692
47	*	Concho Resources, Inc	3,344
325	*	Contango Oil & Gas Co	17,781
1,646		Crosstex Energy, Inc	22,188
980	*	CVR Energy, Inc	20,717
112	*	Dawson Geophysical Co	2,641
3,493	*	Denbury Resources, Inc	40,170
3,313	*	Devon Energy Corp	183,672
1,646		Diamond Offshore Drilling, Inc	90,102
6,687		El Paso Corp	116,889
2,307		EOG Resources, Inc	163,820
2,734		Equitable Resources, Inc	145,886
49	*	Exterran Holdings, Inc	476
1,793	*	FMC Technologies, Inc	67,417
1,275	*	Global Industries Ltd	10,098
92	*	GMX Resources, Inc	209
369	*	Goodrich Petroleum Corp	4,362
166		Gulf Island Fabrication, Inc	3,433
473	*	Gulfmark Offshore, Inc	17,189
1,203	*	Hercules Offshore, Inc	3,513
3,172		Hess Corp	166,403
1,128	*	Hornbeck Offshore Services, Inc	28,098
564	*	ION Geophysical Corp	2,668
89	*	Kinder Morgan Management LLC	5,223
110		Lufkin Industries, Inc	5,853
5,818		Marathon Oil Corp	125,552

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

159	*	Matrix Service Co	$1,353
3,480		National Oilwell Varco, Inc	178,245
1,087	*	Newfield Exploration Co	43,143
905		Noble Corp	26,562
2,364		Noble Energy, Inc	167,371
99	*	Northern Oil And Gas, Inc	1,920
156		Oceaneering International, Inc	5,513
115	*	Oil States International, Inc	5,856
753	*	Parker Drilling Co	3,306
268	*	Petroleum Development Corp	5,197
415	*	Petroquest Energy, Inc	2,283
697	*	Pioneer Drilling Co	5,004
1,292		Pioneer Natural Resources Co	84,975
2,241		Questar Market Resources, Inc	60,664
846	*	Quicksilver Resources, Inc	6,413
715		Range Resources Corp	41,799
6,716	*	Rentech, Inc	5,240
233	*	Rex Energy Corp	2,947
84	*	Rosetta Resources, Inc	2,874
248		RPC, Inc	4,047
1,719	*	Southwestern Energy Co	57,294
8,091		Spectra Energy Corp	198,471
677		St. Mary Land & Exploration Co	41,060
425		Sunoco, Inc	13,179
986	*	Ultra Petroleum Corp	27,332
300	*	Unit Corp	11,076
6,481	*	Weatherford International Ltd	79,133
2,362	*	Western Refining, Inc	29,431
771	*	Whiting Petroleum Corp	27,047

		TOTAL ENERGY	2,965,309

FOOD & STAPLES RETAILING - 1.0%
2,499		Kroger Co	54,878
3,234		Safeway, Inc	53,781
128		Spartan Stores, Inc	1,981
6,968		Sysco Corp	180,472
432		Whole Foods Market, Inc	28,214

		TOTAL FOOD & STAPLES RETAILING	319,326

FOOD, BEVERAGE & TOBACCO - 4.7%
2,696		Campbell Soup Co	87,270
615		ConAgra Foods, Inc	14,895
5,757		General Mills, Inc	221,472
853	*	Green Mountain Coffee Roasters, Inc	79,278
2,713		H.J. Heinz Co	136,952
94	*	Hansen Natural Corp	8,205
34		Hormel Foods Corp	919
273		J.M. Smucker Co	19,899
3,405		Kellogg Co	181,112
8,860		Kraft Foods, Inc (Class A)	297,518
51		Lancaster Colony Corp	3,112
146		McCormick & Co, Inc	6,739
6,676		PepsiCo, Inc	413,245
11	*	Ralcorp Holdings, Inc	844
4,532		Sara Lee Corp	74,098
80		Tootsie Roll Industries, Inc	1,930

		TOTAL FOOD, BEVERAGE & TOBACCO	1,547,488

HEALTH CARE EQUIPMENT & SERVICES - 4.2%
3,783		Aetna, Inc	137,512
55	*	Amsurg Corp	1,238
4,424		Baxter International, Inc	248,363
2,493		Becton Dickinson & Co	182,787
263	*	Centene Corp	7,540
75		Chemed Corp	4,122
1,202		Cigna Corp	50,412
12	*	Gen-Probe, Inc	687
85	*	Greatbatch, Inc	1,701
105	*	Henry Schein, Inc	6,511
570		Hill-Rom Holdings, Inc	17,111
737		Humana, Inc	53,602

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

308	*	Idexx Laboratories, Inc	$21,243
33		Invacare Corp	760
341	*	Inverness Medical Innovations, Inc	6,701
200	*	Kinetic Concepts, Inc	13,178
386	*	LifePoint Hospitals, Inc	14,143
1,994	*	Medco Health Solutions, Inc	93,499
7,310		Medtronic, Inc	242,984
301	*	Molina Healthcare, Inc	4,647
104	*	MWI Veterinary Supply, Inc	7,157
61		Owens & Minor, Inc	1,737
639		Patterson Cos, Inc	18,295
164	*	Resmed, Inc	4,722
293		STERIS Corp	8,576
3,433		WellPoint, Inc	224,106

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,373,334

HOUSEHOLD & PERSONAL PRODUCTS - 3.8%
2,091		Avon Products, Inc	40,984
521		Clorox Co	34,558
2,789		Colgate-Palmolive Co	247,329
276		Estee Lauder Cos (Class A)	24,244
739		Herbalife Ltd	39,610
3,324		Kimberly-Clark Corp	236,037
9,878		Procter & Gamble Co	624,092

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,246,854

INSURANCE - 5.8%
2,267		ACE Ltd	137,380
4,684		Aflac, Inc	163,706
5	*	Alleghany Corp	1,443
360	*	Arch Capital Group Ltd	11,763
903		Aspen Insurance Holdings Ltd	20,805
809		Assurant, Inc	28,962
133		Axis Capital Holdings Ltd	3,450
6,550	*	Berkshire Hathaway, Inc (Class B)	465,311
3,341		Chubb Corp	200,426
3,301		Cincinnati Financial Corp	86,915
332		Endurance Specialty Holdings Ltd	11,338
32		Everest Re Group Ltd	2,540
5,432	*	Genworth Financial, Inc (Class A)	31,180
2,897		Lincoln National Corp	45,280
41	*	Markel Corp	14,642
839		Montpelier Re Holdings Ltd	14,834
436	*	National Financial Partners Corp	4,770
28		PartnerRe Ltd	1,464
6,686	*	Phoenix Cos, Inc	8,157
414		Platinum Underwriters Holdings Ltd	12,731
2,759		Principal Financial Group	62,547
7,333		Progressive Corp	130,234
300		Protective Life Corp	4,689
4,152		Prudential Financial, Inc	194,562
36		Stancorp Financial Group, Inc	993
3,921		Travelers Cos, Inc	191,070
1,068		W.R. Berkley Corp	31,709
1,754		XL Capital Ltd	32,975

		TOTAL INSURANCE	1,915,876

MATERIALS - 4.8%
2,316		Air Products & Chemicals, Inc	176,873
45		Airgas, Inc	2,872
8,717		Alcoa, Inc	83,421
546		Allegheny Technologies, Inc	20,197
1,459	*	Allied Nevada Gold Corp	52,247
949		AMCOL International Corp	22,767
157		Aptargroup, Inc	7,013
293		Ball Corp	9,089
711		Bemis Co, Inc	20,839
327		Buckeye Technologies, Inc	7,884
18	*	Clearwater Paper Corp	612
1,180		Cleveland-Cliffs, Inc	60,381
844	*	Coeur d’Alene Mines Corp	18,095
805		Commercial Metals Co	7,656

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

68		Compass Minerals International, Inc	$4,541
103		Domtar Corp	7,022
3,160		Ecolab, Inc	154,492
682		H.B. Fuller Co	12,426
182		Innophos Holdings, Inc	7,256
1,828		International Paper Co	42,500
898	*	Louisiana-Pacific Corp	4,580
4,902		LyondellBasell Industries AF S.C.A	119,756
1,778		MeadWestvaco Corp	43,667
196		Minerals Technologies, Inc	9,657
343		Nalco Holding Co	11,998
3,399		Nucor Corp	107,543
253	*	Owens-Illinois, Inc	3,825
2,409		Praxair, Inc	225,194
114		Rock-Tenn Co (Class A)	5,550
1,068		Royal Gold, Inc	68,416
382		Sealed Air Corp	6,379
1,610		Sigma-Aldrich Corp	99,482
869		Sonoco Products Co	24,533
297	*	Stillwater Mining Co	2,525
496		Titanium Metals Corp	7,430
2,932		United States Steel Corp	64,533
153	*	US Gold Corp	614
363		Valspar Corp	11,329
872		Vulcan Materials Co	24,032
79		Wausau Paper Corp	505
2,099		Worthington Industries, Inc	29,323

		TOTAL MATERIALS	1,589,054

MEDIA - 1.8%
1,705		Cablevision Systems Corp (Class A)	26,820
3,290	*	Discovery Communications, Inc (Class A)	123,770
423	*	Discovery Communications, Inc (Class C)	14,868
327	*	DreamWorks Animation SKG, Inc (Class A)	5,945
100	*	Fisher Communications, Inc	2,234
83		John Wiley & Sons, Inc (Class A)	3,687
2,109	*	Journal Communications, Inc (Class A)	6,264
2,214	*	Liberty Global, Inc (Class A)	80,103
1,421	*	New York Times Co (Class A)	8,256
3,100		Time Warner Cable, Inc	194,276
339	*	Valassis Communications, Inc	6,353
2,451		Virgin Media, Inc	59,682
153		Washington Post Co (Class B)	50,026

		TOTAL MEDIA	582,284

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
7,190		Abbott Laboratories	367,697
100	*	Affymetrix, Inc	490
2,425	*	Agilent Technologies, Inc	75,781
1,090	*	Akorn, Inc	8,513
2,635		Allergan, Inc	217,071
200	*	Amylin Pharmaceuticals, Inc	1,846
792	*	Ariad Pharmaceuticals, Inc	6,962
101	*	Auxilium Pharmaceuticals, Inc	1,514
2,265	*	Biogen Idec, Inc	210,985
10,254		Bristol-Myers Squibb Co	321,771
365	*	Cepheid, Inc	14,173
771	*	Endo Pharmaceuticals Holdings, Inc	21,580
300	*	Geron Corp	636
6,296	*	Gilead Sciences, Inc	244,284
767	*	Incyte Corp	10,715
9,653		Johnson & Johnson	614,992
1,049	*	Life Technologies Corp	40,313
12,713		Merck & Co, Inc	415,842
1,668	*	Nektar Therapeutics	8,090
377	*	Neurocrine Biosciences, Inc	2,254
1,904		PDL BioPharma, Inc	10,567
650	*	Pharmasset, Inc	53,541
852	*	Pozen, Inc	2,053
227	*	Progenics Pharmaceuticals, Inc	1,303
527	*	Salix Pharmaceuticals Ltd	15,599
311	*	SIGA Technologies, Inc	1,017

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

70		Techne Corp	$4,761
88	*	United Therapeutics Corp	3,299
636	*	Vivus, Inc	5,133
487	*	Waters Corp	36,764

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,719,546

REAL ESTATE - 3.0%
2,267		AMB Property Corp	54,975
9,532		Annaly Capital Management, Inc	158,516
756		Boston Properties, Inc	67,360
1,107	*	CBRE Group, Inc	14,900
200		Digital Realty Trust, Inc	11,032
1,443		Duke Realty Corp	15,152
80		Federal Realty Investment Trust	6,593
2,120	*	First Industrial Realty Trust, Inc	16,960
5,039		General Growth Properties, Inc	60,972
3,425		HCP, Inc	120,080
567		Health Care REIT, Inc	26,536
5,067		Host Marriott Corp	55,433
15		Jones Lang LaSalle, Inc	777
325		Liberty Property Trust	9,461
292		Macerich Co	12,448
107		Mid-America Apartment Communities, Inc	6,444
38		Post Properties, Inc	1,320
2,100		RAIT Investment Trust	7,119
78		Regency Centers Corp	2,756
2,140		Simon Property Group, Inc	235,356
292		Ventas, Inc	14,425
1,139		Vornado Realty Trust	84,992

		TOTAL REAL ESTATE	983,607

RETAILING - 4.4%
15		Advance Auto Parts, Inc	872
692		American Eagle Outfitters, Inc	8,110
89	*	Ann Taylor Stores Corp	2,033
367	*	Autozone, Inc	117,143
1,379	*	Bed Bath & Beyond, Inc	79,030
2,412		Best Buy Co, Inc	56,200
215		Bon-Ton Stores, Inc	1,069
456	*	Carmax, Inc	10,876
400		Chico’s FAS, Inc	4,572
400		Foot Locker, Inc	8,036
246	*	GameStop Corp (Class A)	5,683
3,845		Gap, Inc	62,443
2,380		Genuine Parts Co	120,904
248	*	HSN, Inc	8,216
1,010		JC Penney Co, Inc	27,048
2,407		Kohl’s Corp	118,184
3,219	*	Liberty Media Holding Corp (Interactive A)	47,545
9,648		Lowe’s Cos, Inc	186,591
800		Macy’s, Inc	21,056
772		Nordstrom, Inc	35,265
700	*	Office Depot, Inc	1,442
404	*	Orbitz Worldwide, Inc	877
251		Petsmart, Inc	10,705
200		RadioShack Corp	2,324
4,764		Staples, Inc	63,361
5,186		Target Corp	254,320
300		Tiffany & Co	18,246
3,270		TJX Companies, Inc	181,387
100		Williams-Sonoma, Inc	3,079

		TOTAL RETAILING	1,456,617

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
873	*	Advanced Energy Industries, Inc	7,525
6,315	*	Advanced Micro Devices, Inc	32,080
711		Analog Devices, Inc	22,219
15,899		Applied Materials, Inc	164,555
51	*	Cabot Microelectronics Corp	1,754
1,595	*	Entegris, Inc	10,176
21,136		Intel Corp	450,830
499	*	Lattice Semiconductor Corp	2,620

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

654	*	LTX-Credence Corp	$3,460
88		MKS Instruments, Inc	1,910
3,706	*	Nvidia Corp	46,325
3,532	*	ON Semiconductor Corp	25,324
706	*	RF Micro Devices, Inc	4,476
210	*	Sigma Designs, Inc	1,646
487	*	Skyworks Solutions, Inc	8,737
689	*	Sunpower Corp (Class A)	5,574
248	*	Sunpower Corp (Class B)	1,823
50	*	Teradyne, Inc	551
8,680		Texas Instruments, Inc	231,322
170	*	Ultratech, Inc	2,916

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,025,823

SOFTWARE & SERVICES - 8.9%
4,635		Accenture plc	244,172
3,627	*	Adobe Systems, Inc	87,665
33	*	Ansys, Inc	1,618
1,192	*	Autodesk, Inc	33,114
61	*	Blackboard, Inc	2,724
848		Broadridge Financial Solutions, Inc	17,079
3,288		CA, Inc	63,820
2,956	*	Cognizant Technology Solutions Corp (Class A)	185,341
696	*	Compuware Corp	5,331
710		Earthlink, Inc	4,636
204	*	Equinix, Inc	18,121
130	*	Fortinet, Inc	2,184
958	*	Google, Inc (Class A)	492,776
584	*	Informatica Corp	23,915
4,106		International Business Machines Corp	718,673
2,504	*	Intuit, Inc	118,790
205	*	Liquidity Services, Inc	6,574
249		Marchex, Inc (Class B)	2,117
120	*	NeuStar, Inc (Class A)	3,017
1,258		NIC, Inc	14,404
15,337		Oracle Corp	440,786
1,293	*	Rackspace Hosting, Inc	44,143
1,143	*	Salesforce.com, Inc	130,622
6,397	*	Symantec Corp	104,271
146	*	Ultimate Software Group, Inc	6,821
13,961	*	Yahoo!, Inc	183,727

		TOTAL SOFTWARE & SERVICES	2,956,441

TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
495	*	Acme Packet, Inc	21,082
660	*	Aruba Networks, Inc	13,801
97	*	Avid Technology, Inc	751
147	*	Benchmark Electronics, Inc	1,912
553	*	Bookham, Inc	2,013
24,881		Cisco Systems, Inc	385,407
1,082	*	Cray, Inc	5,745
14,229	*	Dell, Inc	201,340
24	*	DG FastChannel, Inc	407
11,842	*	EMC Corp	248,564
602	*	Finisar Corp	10,559
11,307		Hewlett-Packard Co	253,842
169		InterDigital, Inc	7,872
124	*	Intevac, Inc	867
185	*	IPG Photonics Corp	8,036
14	*	Itron, Inc	413
361	*	Lexmark International, Inc (Class A)	9,758
719	*	Motorola Mobility Holdings, Inc	27,164
3,196		Motorola, Inc	133,912
645	*	Oplink Communications, Inc	9,765
293		Plantronics, Inc	8,336
885	*	Polycom, Inc	16,257
1,566	*	Power-One, Inc	7,047
6,042	*	Quantum Corp	10,936
975	*	Radisys Corp	5,967
406	*	STEC, Inc	4,117
172	*	Super Micro Computer, Inc	2,155
40		Sycamore Networks, Inc	722

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

141	*	Synaptics, Inc	$3,370
26	*	Tech Data Corp	1,124
1,492		Tellabs, Inc	6,401
281	*	Trimble Navigation Ltd	9,428
184	*	TTM Technologies, Inc	1,750
18,393		Xerox Corp	128,199

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,549,019

TELECOMMUNICATION SERVICES - 2.3%
3,876	*	American Tower Corp (Class A)	208,530
5,654		CenturyTel, Inc	187,261
1,541	*	Cincinnati Bell, Inc	4,762
1,248	*	Crown Castle International Corp	50,756
13,625		Frontier Communications Corp	83,249
2,464	*	MetroPCS Communications, Inc	21,461
1,573	*	NII Holdings, Inc (Class B)	42,392
90	*	SBA Communications Corp (Class A)	3,103
28,752	*	Sprint Nextel Corp	87,406
443	*	tw telecom inc (Class A)	7,318
18	*	US Cellular Corp	714
6,455		Windstream Corp	75,265

		TOTAL TELECOMMUNICATION SERVICES	772,217

TRANSPORTATION - 2.2%
215		CH Robinson Worldwide, Inc	14,721
9,117		CSX Corp	170,214
199		Expeditors International Washington, Inc	8,069
34	*	Genesee & Wyoming, Inc (Class A)	1,582
500	*	Kansas City Southern Industries, Inc	24,980
3,232		Norfolk Southern Corp	197,216
68		Ryder System, Inc	2,551
6,097		Southwest Airlines Co	49,020
4,112		United Parcel Service, Inc (Class B)	259,673

		TOTAL TRANSPORTATION	728,026

UTILITIES - 5.0%
1,194		Alliant Energy Corp	46,184
1,154		Atmos Energy Corp	37,447
1,511	*	Calpine Corp	21,275
1,918		Centerpoint Energy, Inc	37,631
167		CH Energy Group, Inc	8,712
3,108		Cleco Corp	106,107
3,449		Consolidated Edison, Inc	196,662
175		DTE Energy Co	8,579
2,625		Idacorp, Inc	99,173
87		ITC Holdings Corp	6,736
222		Laclede Group, Inc	8,603
500		MGE Energy, Inc	20,335
197		New Jersey Resources Corp	8,386
3,805		NextEra Energy, Inc	205,546
844		Nicor, Inc	46,428
4,938		NiSource, Inc	105,574
1,508		Northeast Utilities	50,744
162		Northwest Natural Gas Co	7,144
819		NSTAR	36,699
3,663		NV Energy, Inc	53,883
665		Oneok, Inc	43,917
6,477		Pepco Holdings, Inc	122,545
2,342		PG&E Corp	99,090
1,489		Piedmont Natural Gas Co, Inc	43,017
2,949		PPL Corp	84,164
1,493		Sempra Energy	76,890
211		SJW Corp	4,593
560		South Jersey Industries, Inc	27,860
524		WGL Holdings, Inc	20,473
250		Wisconsin Energy Corp	7,823
368		Xcel Energy, Inc	9,086

		TOTAL UTILITIES	1,651,306

		TOTAL COMMON STOCKS (Cost $34,165,237)	32,977,939

		TOTAL INVESTMENTS - 99.8% (Cost $34,165,237)	32,977,939
		OTHER ASSETS & LIABILITIES, NET - 0.2%	77,863

		NET ASSETS - 100.0%	$33,055,802

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.0%
ASSET MANAGEMENT & CUSTODY BANKS - 0.2%
2,500		iShares Cohen & Steers Realty Majors Index Fund	$153,400

		TOTAL ASSET MANAGEMENT & CUSTODY BANKS	153,400

DIVERSIFIED CAPITAL MARKETS - 0.8%
59,000	*	HFF, Inc (Class A)	515,660

		TOTAL DIVERSIFIED CAPITAL MARKETS	515,660

DIVERSIFIED REITS - 4.5%
41,500		Vornado Realty Trust	3,096,730

		TOTAL DIVERSIFIED REITS	3,096,730

GOLD - 2.2%
5,500		Agnico-Eagle Mines Ltd	327,360
6,500		Goldcorp, Inc	296,660
12,000		Market Vectors Junior Gold Miners ETF	337,800
9,000		Newmont Mining Corp	566,100

		TOTAL GOLD	1,527,920

HOMEBUILDING - 1.0%
30,000		KB Home	175,800
90,000		PDG Realty S.A.	293,418
50,000	*	Pulte Homes, Inc	197,500

		TOTAL HOMEBUILDING	666,718

HOTELS, RESORTS & CRUISE LINES - 0.3%
5,000		Starwood Hotels & Resorts Worldwide, Inc	194,100

		TOTAL HOTELS, RESORTS & CRUISE LINES	194,100

INDUSTRIAL REITS - 3.3%
56,784		AMB Property Corp	1,377,012
19,000		EastGroup Properties, Inc	724,660
18,000	*	First Industrial Realty Trust, Inc	144,000

		TOTAL INDUSTRIAL REITS	2,245,672

MORTGAGE REITS - 0.6%
25,000		Starwood Property Trust, Inc	429,000

		TOTAL MORTGAGE REITS	429,000

OFFICE REITS - 13.8%
12,500		Alexandria Real Estate Equities, Inc	767,375
51,000		BioMed Realty Trust, Inc	845,070
41,000		Boston Properties, Inc	3,653,100
21,500		Digital Realty Trust, Inc	1,185,940
18,000		Mack-Cali Realty Corp	481,500
35,000		Mission West Properties, Inc	265,650
39,000		SL Green Realty Corp	2,267,850

		TOTAL OFFICE REITS	9,466,485

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
28,800	*,g,m	People’s Choice Financial Corp	0

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

PRECIOUS METALS & MINERALS - 0.3%
8,000	*	Coeur d’Alene Mines Corp	171,520

		TOTAL PRECIOUS METALS & MINERALS	171,520

REAL ESTATE OPERATING COMPANIES - 1.3%
407,000	*	Thomas Properties Group, Inc	927,960

		TOTAL REAL ESTATE OPERATING COMPANIES	927,960

REAL ESTATE SERVICES - 0.6%
7,500		Vanguard REIT ETF	381,525

		TOTAL REAL ESTATE SERVICES	381,525

RESIDENTIAL REITS - 17.9%
34,000		American Campus Communities, Inc	1,265,140
20,000		Associated Estates Realty Corp	309,200

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

22,500		AvalonBay Communities, Inc	$2,566,125
7,000		BRE Properties, Inc (Class A)	296,380
20,000		Camden Property Trust	1,105,200
70,000		Equity Residential	3,630,900
16,500		Essex Property Trust, Inc	1,980,660
20,000		Post Properties, Inc	694,800
20,000		UDR, Inc	442,800

		TOTAL RESIDENTIAL REITS	12,291,205

RETAIL REITS - 24.4%
160,000		DDR Corp	1,744,000
5,500		Federal Realty Investment Trust	453,255
120,000		General Growth Properties, Inc	1,452,000
38,000		Glimcher Realty Trust	269,040
55,000		Kimco Realty Corp	826,650
37,000		Macerich Co	1,577,310
5,000		Realty Income Corp	161,200
17,000		Regency Centers Corp	600,610
72,000		Simon Property Group, Inc	7,918,560
34,000		Tanger Factory Outlet Centers, Inc	884,340
6,500		Taubman Centers, Inc	327,015
75,000		Westfield Group	556,178

		TOTAL RETAIL REITS	16,770,158

SECURITY & ALARM SERVICES - 0.3%
10,614	*	Geo Group, Inc	196,996

		TOTAL SECURITY & ALARM SERVICES	196,996

SPECIALIZED REITS - 25.5%
15,000		Ashford Hospitality Trust, Inc	105,300
28,000		CubeSmart	238,840
15,000		DiamondRock Hospitality Co	104,850
22,812		Entertainment Properties Trust	889,212
20,000		Extra Space Storage, Inc	372,600
25,000	*	FelCor Lodging Trust, Inc	58,250
80,000		HCP, Inc	2,804,800
39,000		Health Care REIT, Inc	1,825,200
15,000		Healthcare Realty Trust, Inc	252,750
120,000		Hersha Hospitality Trust	415,200
155,000		Host Marriott Corp	1,695,700
19,000		Plum Creek Timber Co, Inc	659,490
25,000		Public Storage, Inc	2,783,750
6,000		Rayonier, Inc	220,740
5,000		Sovran Self Storage, Inc	185,850
25,000	*	Sunstone Hotel Investors, Inc	142,250
62,000		Ventas, Inc	3,062,800
105,000		Weyerhaeuser Co	1,632,750

		TOTAL SPECIALIZED REITS	17,450,332

		TOTAL COMMON STOCKS (Cost $70,134,330)	66,485,381

		TOTAL INVESTMENTS - 97.0% (Cost $70,134,330)	66,485,381
		OTHER ASSETS & LIABILITIES, NET - 3.0%	2,034,115

		NET ASSETS - 100.0%	$68,519,496

Abbreviation(s):

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

*	Non-income producing.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $0 or 0.0% of net assets.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 98.6%
CORPORATE BONDS - 32.2%
AUTOMOBILES & COMPONENTS - 0.1%
$132,000	g	Delphi Corp	5.880%	05/15/19	$122,760
32,000		Ford Motor Co	7.450	07/16/31	36,124

		TOTAL AUTOMOBILES & COMPONENTS			158,884

BANKS - 5.3%
100,000	g	Banco de Credito del Peru	4.750	03/16/16	96,500
100,000	g	BanColombia S.A.	4.250	01/12/16	98,000
110,000	g	BanColombia S.A.	5.950	06/03/21	106,425
185,000		Bank of America Corp	3.630	03/17/16	168,408
200,000		Bank of America Corp	3.750	07/12/16	181,962
200,000		Bank of America Corp	5.300	03/15/17	180,632
75,000		Bank of America Corp	5.750	12/01/17	70,340
50,000		Bank of America Corp	5.000	05/13/21	44,608
50,000		Bank of New York Mellon Corp	4.300	05/15/14	53,948
500,000		Bank of New York Mellon Corp	2.300	07/28/16	503,679
50,000		Bank of New York Mellon Corp	5.450	05/15/19	57,771
750,000	g	Bank of Nova Scotia	1.650	10/29/15	755,589
900,000	g	Bank of Nova Scotia	2.150	08/03/16	915,413
75,000		BB&T Corp	3.850	07/27/27	76,701
150,000	g	BBVA Bancomer S.A.	4.500	03/10/16	139,500
50,000		Capital One Bank USA NA	8.800	07/15/19	58,906
50,000		Capital One Capital V	8.880	05/15/40	50,737
50,000		Capital One Financial Corp	3.150	07/15/16	49,499
100,000		Citigroup, Inc	6.000	12/13/13	105,037
50,000		Citigroup, Inc	5.000	09/15/14	49,038
350,000		Citigroup, Inc	3.950	06/15/16	349,167
75,000		Citigroup, Inc	6.130	05/15/18	80,445
75,000		Citigroup, Inc	5.380	08/09/20	77,701
75,000		Citigroup, Inc	6.880	03/05/38	81,429
50,000		Citigroup, Inc	8.130	07/15/39	59,935
900,000	g	Depfa ACS Bank	5.130	03/16/37	687,721
100,000		Deutsche Bank AG	3.880	08/18/14	102,060
50,000		Discover Bank	7.000	04/15/20	52,997
50,000		First Horizon National Corp	5.380	12/15/15	50,607
100,000	g	HSBC Bank plc	3.500	06/28/15	101,473
150,000	g	HSBC Bank plc	4.130	08/12/20	148,535
100,000	g	ICICI Bank Ltd	5.500	03/25/15	99,599
60,000		JPMorgan Chase & Co	5.130	09/15/14	63,189
75,000		JPMorgan Chase & Co	3.450	03/01/16	75,309
200,000		JPMorgan Chase & Co	3.150	07/05/16	198,701
275,000		JPMorgan Chase & Co	4.250	10/15/20	275,652
100,000		JPMorgan Chase & Co	5.500	10/15/40	105,709
175,000		Northern Trust Corp	4.630	05/01/14	188,664
100,000		PNC Funding Corp	5.130	02/08/20	110,687
200,000	g	Shinhan Bank	4.130	10/04/16	194,886
100,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	103,126
250,000	g	Toronto-Dominion Bank	1.630	09/14/16	249,138
150,000		Union Bank of California NA	5.950	05/11/16	165,162
25,000		USB Capital XIII Trust	6.630	12/15/39	25,108
25,000		Wachovia Bank NA	4.800	11/01/14	26,676
100,000		Wachovia Bank NA	5.850	02/01/37	103,906
150,000		Wells Fargo & Co	3.680	06/15/16	156,094
100,000		Wells Fargo Bank NA	4.750	02/09/15	104,204
50,000		Westpac Banking Corp	3.000	08/04/15	50,910
40,000		Zions Bancorporation	7.750	09/23/14	42,169

		TOTAL BANKS			7,893,652

CAPITAL GOODS - 1.5%
25,000		Black & Decker Corp	8.950	04/15/14	29,317
200,000		Caterpillar, Inc	1.380	05/27/14	201,335
130,000		Caterpillar, Inc	5.200	05/27/41	151,918
50,000		CRH America, Inc	4.130	01/15/16	50,343

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 250,000		Danaher Corp	1.300%	06/23/14	$252,893
250,000		Danaher Corp	2.300	06/23/16	256,104
55,000		Goodrich Corp	6.130	03/01/19	66,223
32,000	g	Huntington Ingalls	6.880	03/15/18	29,760
100,000	g	Illinois Tool Works, Inc	3.380	09/15/21	102,473
200,000	g	Illinois Tool Works, Inc	4.880	09/15/41	222,677
50,000		ITT Corp	4.900	05/01/14	54,661
50,000		Lockheed Martin Corp	3.350	09/15/21	49,506
100,000	g	Myriad International Holding BV	6.380	07/28/17	103,750
100,000		Pentair, Inc	5.000	05/15/21	104,433
111,000	g	Sealed Air Corp	8.130	09/15/19	112,110
111,000	g	Sealed Air Corp	8.380	09/15/21	112,110
150,000	g	Sigma Alimentos S.A.	5.630	04/14/18	146,250
120,000		SPX Corp	6.880	09/01/17	123,000
50,000		Tyco International Finance S.A.	6.000	11/15/13	54,741
25,000		Tyco International Finance S.A.	4.130	10/15/14	26,577
25,000		United Technologies Corp	5.700	04/15/40	30,485

		TOTAL CAPITAL GOODS			2,280,666

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
100,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	100,590
75,000		Republic Services, Inc	3.800	05/15/18	77,987
40,000		Republic Services, Inc	6.200	03/01/40	48,067
250,000		Waste Management, Inc	2.600	09/01/16	250,593

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			477,237

CONSUMER DURABLES & APPAREL - 0.3%
100,000	g	Harley-Davidson Financial Services, Inc	3.880	03/15/16	102,908
100,000		Phillips-Van Heusen Corp	7.380	05/15/20	104,250
75,000		Whirlpool Corp	8.000	05/01/12	77,884
25,000		Xerox Corp	8.250	05/15/14	28,462
25,000		Xerox Corp	4.500	05/15/21	25,003

		TOTAL CONSUMER DURABLES & APPAREL			338,507

CONSUMER SERVICES - 0.2%
200,000	g	Transnet Ltd	4.500	02/10/16	205,510
100,000		Walt Disney Co	4.500	12/15/13	108,023

		TOTAL CONSUMER SERVICES			313,533

DIVERSIFIED FINANCIALS - 5.1%
80,000		Abbey National Treasury Services plc	4.000	04/27/16	73,851
25,000		American Express Co	7.000	03/19/18	29,576
125,000		American Express Co	8.130	05/20/19	157,764
50,000		Ameriprise Financial, Inc	5.300	03/15/20	55,267
100,000	g	Banco Mercantil del Norte S.A.	4.380	07/19/15	99,500
100,000	g	Bangkok Bank PCL	4.800	10/18/20	95,223
100,000	g	Banque PSA Finance	3.380	04/04/14	96,871
50,000		Barclays Bank plc	5.200	07/10/14	51,134
50,000		BlackRock, Inc	3.500	12/10/14	53,129
150,000		BlackRock, Inc	4.250	05/24/21	156,284
100,000	g	BM&FBOVESPA S.A.	5.500	07/16/20	98,375
150,000		Credit Suisse	5.000	05/15/13	155,029
100,000		Credit Suisse	5.500	05/01/14	105,715
25,000		Credit Suisse	4.380	08/05/20	24,192
25,000		Credit Suisse AG.	5.400	01/14/20	24,018
135,000		Eaton Vance Corp	6.500	10/02/17	153,995
200,000		Ford Motor Credit Co LLC	5.880	08/02/21	198,937
25,000		General Electric Capital Corp	2.800	01/08/13	25,430
200,000		General Electric Capital Corp	1.880	09/16/13	200,919
375,000		General Electric Capital Corp	5.500	06/04/14	406,552
150,000		General Electric Capital Corp	2.950	05/09/16	150,331
405,000		General Electric Capital Corp	4.380	09/16/20	412,108
100,000		General Electric Capital Corp	5.300	02/11/21	103,740
100,000	i	Goldman Sachs Capital II	5.790	12/30/49	62,000
100,000		Goldman Sachs Group, Inc	4.750	07/15/13	102,909
100,000		Goldman Sachs Group, Inc	3.700	08/01/15	97,908
240,000		Goldman Sachs Group, Inc	3.630	02/07/16	233,658
50,000		Goldman Sachs Group, Inc	7.500	02/15/19	55,796
25,000		Goldman Sachs Group, Inc	6.750	10/01/37	22,869
50,000		Goldman Sachs Group, Inc	6.250	02/01/41	48,621
165,000		HSBC Finance Corp	4.750	07/15/13	170,582

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000	g	Hyundai Capital America	3.750%	04/06/16	$98,784
35,000	g	International Lease Finance Corp	6.500	09/01/14	35,000
25,000		International Lease Finance Corp	8.630	09/15/15	24,813
180,000		International Lease Finance Corp	5.750	05/15/16	159,987
100,000	g	Inversiones CMPC S.A.	4.750	01/19/18	101,088
500,000		Jefferies Group, Inc	5.130	04/13/18	468,251
50,000		Jefferies Group, Inc	6.250	01/15/36	45,357
200,000		John Deere Capital Corp	2.250	06/07/16	203,131
100,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	10
50,000		Lloyds TSB Bank plc	6.380	01/21/21	49,296
100,000		MBNA Corp	6.130	03/01/13	100,101
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	297,308
200,000		Merrill Lynch & Co, Inc	6.400	08/28/17	193,909
100,000		MF Global Holdings Ltd	6.250	08/08/16	94,449
175,000		Morgan Stanley	6.000	05/13/14	177,221
250,000		Morgan Stanley	2.880	07/28/14	238,234
50,000		Morgan Stanley	6.000	04/28/15	49,764
150,000		Morgan Stanley	3.800	04/29/16	138,290
100,000		Morgan Stanley	5.450	01/09/17	96,458
150,000		Morgan Stanley	7.300	05/13/19	154,579
60,000		Morgan Stanley	5.630	09/23/19	56,284
200,000		Morgan Stanley	5.750	01/25/21	184,013
50,000		NASDAQ OMX Group, Inc	4.000	01/15/15	50,955
35,000		NASDAQ OMX Group, Inc	5.550	01/15/20	35,047
55,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	55,996
50,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	71,843
65,000		Nomura Holdings, Inc	4.130	01/19/16	65,960
100,000	g	PTTEP Australia International Finance Pty Ltd	4.150	07/19/15	105,732
140,000	g,i	Rabobank Nederland NV	11.000	12/30/49	168,350
70,000	g	RCI Banque S.A.	3.400	04/11/14	67,834
75,000		State Street Corp	4.300	05/30/14	80,913
50,000		Toronto-Dominion Bank	2.500	07/14/16	51,321
75,000		UBS AG.	4.880	08/04/20	72,217
90,000	g	Waha Aerospace BV	3.930	07/28/20	92,475
25,000	g	WT Finance Aust Pty Ltd	5.130	11/15/14	26,296

		TOTAL DIVERSIFIED FINANCIALS			7,633,549

ENERGY - 3.3%
50,000		Anadarko Petroleum Corp	5.950	09/15/16	54,690
30,000		Anadarko Petroleum Corp	6.950	06/15/19	34,801
45,000		Anadarko Petroleum Corp	6.450	09/15/36	47,601
100,000		Apache Corp	5.100	09/01/40	111,559
55,000	g	Arch Coal, Inc	7.000	06/15/19	52,250
100,000		Baker Hughes, Inc	5.130	09/15/40	114,491
100,000		BP Capital Markets plc	3.130	03/10/12	100,925
310,000		BP Capital Markets plc	3.200	03/11/16	323,182
100,000		Burlington Resources Finance Co	7.200	08/15/31	136,493
32,000		Chesapeake Energy Corp	6.630	08/15/20	32,960
100,000		Chesapeake Energy Corp	6.880	11/15/20	104,500
100,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	103,750
125,000		ConocoPhillips	4.600	01/15/15	136,934
100,000		ConocoPhillips	6.500	02/01/39	132,605
50,000		Devon Energy Corp	5.600	07/15/41	57,640
88,360		Dolphin Energy Ltd	5.890	06/15/19	94,545
100,000	g	Empresa Nacional del Petroleo	5.250	08/10/20	103,374
25,000		Enbridge Energy Partners LP	5.200	03/15/20	26,600
25,000		EnCana Corp	6.630	08/15/37	28,854
75,000		Enterprise Products Operating LLC	4.600	08/01/12	76,958
25,000		Enterprise Products Operating LLC	5.000	03/01/15	27,157
45,000		Enterprise Products Operating LLC	6.130	10/15/39	48,995
55,000		Enterprise Products Operating LLC	5.950	02/01/41	58,998
50,000		Enterprise Products Operating LLC	5.700	02/15/42	52,610
75,000		EOG Resources, Inc	4.100	02/01/21	80,226
25,000		Hess Corp	8.130	02/15/19	32,223
75,000		Hess Corp	5.600	02/15/41	80,912
50,000	g	Marathon Petroleum Corp	3.500	03/01/16	51,549
50,000	g	Marathon Petroleum Corp	5.130	03/01/21	52,069
25,000		Noble Holding International Ltd	3.450	08/01/15	26,282
75,000		Noble Holding International Ltd	4.900	08/01/20	80,677
100,000		Occidental Petroleum Corp	1.750	02/15/17	99,248
100,000		Occidental Petroleum Corp	4.100	02/01/21	108,478

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 85,000		Pemex Project Funding Master Trust	6.630%	06/15/35	$91,163
25,000		Pemex Project Funding Master Trust	6.630	06/15/38	26,875
200,000	g	Pertamina PT	5.250	05/23/21	192,000
100,000		Petrobras International Finance Co	3.880	01/27/16	99,200
60,000		Petrobras International Finance Co	7.880	03/15/19	69,600
59,000		Petrobras International Finance Co	6.880	01/20/40	62,245
50,000		Petroleos Mexicanos	4.880	03/15/15	52,375
20,000		Petroleos Mexicanos	8.000	05/03/19	24,400
90,000		Petroleos Mexicanos	5.500	01/21/21	94,500
100,000		Petroleos Mexicanos	6.500	06/02/41	103,500
100,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	118,250
100,000		Plains All American Pipeline LP	5.000	02/01/21	105,418
45,000	g	Precision Drilling Corp	6.500	12/15/21	44,325
100,000	g	Reliance Holdings USA	4.500	10/19/20	91,758
50,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	53,209
130,000	g	SandRidge Energy, Inc	8.000	06/01/18	122,200
265,000	g	Schlumberger Investment S.A.	3.300	09/14/21	265,264
50,000		SEACOR Holdings, Inc	7.380	10/01/19	54,056
75,000		Shell International Finance BV	4.300	09/22/19	84,244
25,000		Shell International Finance BV	6.380	12/15/38	34,066
25,000		Statoil ASA	2.900	10/15/14	26,307
100,000		TransCanada Pipelines Ltd	5.850	03/15/36	119,888
25,000		Vale Overseas Ltd	6.250	01/23/17	27,100
25,000		Vale Overseas Ltd	6.880	11/21/36	26,965
60,000		Vale Overseas Ltd	6.880	11/10/39	64,500
50,000		Valero Energy Corp	4.500	02/01/15	53,385
55,000		Weatherford Bermuda Holdings Ltd	5.130	09/15/20	55,974
100,000		XTO Energy, Inc	6.250	04/15/13	108,314
50,000		XTO Energy, Inc	4.630	06/15/13	53,291

		TOTAL ENERGY			4,998,508

FOOD & STAPLES RETAILING - 0.1%
50,000		CVS Caremark Corp	3.250	05/18/15	52,622
50,000		Delhaize Group S.A.	5.880	02/01/14	54,483
50,000		Delhaize Group S.A.	6.500	06/15/17	58,445

		TOTAL FOOD & STAPLES RETAILING			165,550

FOOD, BEVERAGE & TOBACCO - 1.1%
200,000		Anheuser-Busch InBev Worldwide, Inc	2.880	02/15/16	209,424
75,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	85,799
25,000		Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	33,189
50,000	g	Coca-Cola Co	1.800	09/01/16	50,145
100,000		Coca-Cola Co	3.150	11/15/20	103,219
165,000	g	Coca-Cola Co	3.300	09/01/21	172,116
25,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	26,826
55,000		General Mills, Inc	5.200	03/17/15	61,663
200,000	g	Grupo Bimbo SAB de C.V.	4.880	06/30/20	200,999
100,000	g	HJ Heinz Finance Co	7.130	08/01/39	139,395
25,000		Kraft Foods, Inc	6.130	02/01/18	29,345
50,000		Kraft Foods, Inc	5.380	02/10/20	56,586
135,000		Kraft Foods, Inc	6.500	02/09/40	165,027
100,000		PepsiCo, Inc	0.880	10/25/13	100,074
5,000		PepsiCo, Inc	7.900	11/01/18	6,653
32,000	g	Pernod-Ricard S.A.	5.750	04/07/21	35,074
100,000		Philip Morris International, Inc	6.880	03/17/14	113,483
100,000		TreeHouse Foods, Inc	7.750	03/01/18	103,500

		TOTAL FOOD, BEVERAGE & TOBACCO			1,692,517

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
50,000		Boston Scientific Corp	4.500	01/15/15	52,246
130,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	125,450
50,000	g	Fresenius Medical Care US Finance, Inc	6.500	09/15/18	50,750
40,000		HCA, Inc	6.500	02/15/20	39,100
97,000		HCA, Inc	7.880	02/15/20	100,394
44,000		McKesson Corp	3.250	03/01/16	46,388
100,000		Medtronic, Inc	4.750	09/15/15	112,328
50,000		Medtronic, Inc	4.450	03/15/20	56,615
100,000		Quest Diagnostics, Inc	6.400	07/01/17	118,098
95,000		Thermo Fisher Scientific, Inc	3.200	03/01/16	99,792
75,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	76,045
15,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	16,821
125,000		Thermo Fisher Scientific, Inc	3.600	08/15/21	129,754

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,023,781

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
$ 65,000		Procter & Gamble Co	5.550%	03/05/37	$83,684
50,000		Unilever Capital Corp	4.800	02/15/19	58,169
50,000		Unilever Capital Corp	4.250	02/10/21	56,859

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			198,712

INSURANCE - 1.3%
50,000		ACE INA Holdings, Inc	5.880	06/15/14	55,323
75,000		Allstate Corp	7.450	05/16/19	91,681
150,000		American International Group, Inc	3.650	01/15/14	146,255
100,000		Chubb Corp	6.000	05/11/37	118,066
20,000		CIGNA Corp	5.130	06/15/20	21,748
100,000		CIGNA Corp	4.500	03/15/21	103,596
50,000		Genworth Financial, Inc	7.200	02/15/21	42,493
75,000		Hartford Financial Services Group, Inc	4.000	03/30/15	75,446
75,000		Hartford Financial Services Group, Inc	5.500	03/30/20	73,126
50,000		Hartford Financial Services Group, Inc	6.630	03/30/40	46,824
25,000		Lincoln National Corp	7.000	06/15/40	25,785
250,000		Markel Corp	5.350	06/01/21	255,121
50,000		Metlife, Inc	5.000	06/15/15	54,776
100,000		Metlife, Inc	6.750	06/01/16	115,013
100,000	g	Principal Life Global Funding I	5.130	10/15/13	106,583
150,000		Progressive Corp	3.750	08/23/21	153,005
150,000		Prudential Financial, Inc	6.200	11/15/40	154,093
100,000	g	Prudential Funding LLC	6.750	09/15/23	115,938
25,000		Travelers Cos, Inc	5.800	05/15/18	28,800
25,000		Travelers Cos, Inc	5.900	06/02/19	29,130
20,000		Unum Group	5.630	09/15/20	22,031
150,000		Willis Group Holdings plc	4.130	03/15/16	152,477
25,000		WR Berkley Corp	5.380	09/15/20	25,654

		TOTAL INSURANCE			2,012,964

MATERIALS - 1.9%
125,000		3M Co	5.700	03/15/37	163,514
100,000		Air Products & Chemicals, Inc	4.150	02/01/13	104,459
35,000		Air Products & Chemicals, Inc	4.380	08/21/19	38,539
10,000		Airgas, Inc	4.500	09/15/14	10,662
250,000		Alcoa, Inc	5.400	04/15/21	242,256
25,000	g	Anglo American Capital plc	4.450	09/27/20	25,040
220,000		AngloGold Ashanti Holdings plc	5.380	04/15/20	215,538
35,000		ArcelorMittal	3.750	08/05/15	32,680
100,000		ArcelorMittal	3.750	02/01/16	91,950
30,000		ArcelorMittal	7.000	10/15/39	26,756
100,000		ArcelorMittal	6.750	03/01/41	86,420
32,000		Ball Corp	6.750	09/15/20	33,120
125,000		Barrick North America Finance LLC	4.400	05/30/21	128,180
150,000		CF Industries, Inc	6.880	05/01/18	167,437
100,000		Cliffs Natural Resources, Inc	6.250	10/01/40	97,391
100,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	99,412
32,000	g	Crown Americas LLC	6.250	02/01/21	32,000
50,000		EI Du Pont de Nemours & Co	3.250	01/15/15	53,204
32,000		Graphic Packaging International, Inc	9.500	06/15/17	34,240
200,000	g	Hyundai Steel Co	4.630	04/21/16	200,051
50,000		International Paper Co	7.300	11/15/39	56,185
25,000		Martin Marietta Materials, Inc	6.600	04/15/18	28,188
33,000	g	Polymer Group, Inc	7.750	02/01/19	32,918
140,000	g	POSCO	4.250	10/28/20	130,322
200,000	g	POSCO	5.250	04/14/21	198,076
50,000		Praxair, Inc	5.250	11/15/14	56,163
50,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	49,888
115,000		Rio Tinto Finance USA Ltd	3.500	11/02/20	113,082
100,000	g	Sinochem Corp	6.300	11/12/40	92,503
100,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	104,664
130,000		Solutia, Inc	7.880	03/15/20	136,824
25,000		Teck Resources Ltd	6.000	08/15/40	25,730

		TOTAL MATERIALS			2,907,392

MEDIA - 1.2%
50,000		CBS Corp	4.300	02/15/21	50,274
75,000		Comcast Corp	5.650	06/15/35	78,512
50,000		Comcast Corp	6.400	03/01/40	58,189
50,000		DIRECTV Holdings LLC	3.500	03/01/16	51,591
250,000		Interpublic Group of Cos, Inc	6.250	11/15/14	263,750
350,000		Lamar Media Corp	9.750	04/01/14	385,874
127,000		Lamar Media Corp	6.630	08/15/15	124,778
25,000		NBCUniversal Media LLC	5.150	04/30/20	27,415

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 350,000		NBCUniversal Media LLC	4.380%	04/01/21	$359,497
25,000		News America, Inc	7.250	05/18/18	29,086
50,000		News America, Inc	6.200	12/15/34	53,525
50,000		News America, Inc	6.900	08/15/39	56,943
35,000		Nielsen Finance LLC	7.750	10/15/18	35,700
100,000		Time Warner Cable, Inc	8.750	02/14/19	127,967
125,000		Time Warner Cable, Inc	8.250	04/01/19	156,528
50,000		Time Warner, Inc	3.150	07/15/15	51,716
50,000		Time Warner, Inc	6.500	11/15/36	56,760
25,000		Viacom, Inc	4.380	09/15/14	26,713

		TOTAL MEDIA			1,994,818

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%
75,000		Amgen, Inc	3.450	10/01/20	77,295
75,000		Amgen, Inc	4.100	06/15/21	80,729
65,000		Eli Lilly & Co	3.550	03/06/12	65,821
70,000	g	Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	70,263
250,000		Gilead Sciences, Inc	4.500	04/01/21	269,450
25,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	30,231
150,000		Johnson & Johnson	2.150	05/15/16	154,815
50,000		Johnson & Johnson	5.850	07/15/38	66,311
65,000		Life Technologies Corp	3.500	01/15/16	66,168
50,000		Mead Johnson Nutrition Co	5.900	11/01/39	59,124
200,000		Merck & Co, Inc	3.880	01/15/21	217,488
97,000	g	Mylan, Inc	7.880	07/15/20	101,365
35,000		Novartis Capital Corp	4.130	02/10/14	37,634
200,000		Novartis Capital Corp	2.900	04/24/15	211,661
35,000		Novartis Capital Corp	4.400	04/24/20	39,551
35,000		Pfizer, Inc	5.350	03/15/15	39,875
250,000		Sanofi-Aventis S.A.	2.630	03/29/16	258,649

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,846,430

REAL ESTATE - 0.6%
15,000		AMB Property LP	7.630	08/15/14	16,342
30,000		AMB Property LP	4.500	08/15/17	28,228
25,000		Brandywine Operating Partnership LP	7.500	05/15/15	27,084
150,000		Brandywine Operating Partnership LP	4.950	04/15/18	144,911
35,000		Camden Property Trust	4.630	06/15/21	34,800
100,000		Developers Diversified Realty Corp	4.750	04/15/18	91,215
40,000		Developers Diversified Realty Corp	7.880	09/01/20	42,373
50,000		HCP, Inc	3.750	02/01/16	49,412
65,000		Health Care REIT, Inc	3.630	03/15/16	63,374
25,000		Healthcare Realty Trust, Inc	5.750	01/15/21	24,457
147,000	g	Host Hotels & Resorts LP	5.880	06/15/19	140,386
25,000		Kilroy Realty Corp	5.000	11/03/15	25,952
10,000		Kimco Realty Corp	5.700	05/01/17	10,688
50,000		National Retail Properties, Inc	5.500	07/15/21	50,820
25,000		Nationwide Health Properties, Inc	6.250	02/01/13	26,310
25,000		Simon Property Group LP	5.250	12/01/16	27,233
40,000		Simon Property Group LP	10.350	04/01/19	53,504
50,000		Washington Real Estate Investment Trust	4.950	10/01/20	53,060

		TOTAL REAL ESTATE			910,149

RETAILING - 0.8%
130,000		AmeriGas Partners LP	6.250	08/20/19	124,475
130,000		Hanesbrands, Inc	6.380	12/15/20	126,100
150,000		Home Depot, Inc	5.950	04/01/41	178,402
132,000		Limited Brands, Inc	6.630	04/01/21	132,990
150,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	164,629
55,000		O’Reilly Automotive, Inc	4.630	09/15/21	55,545
160,000	g	QVC Inc	7.380	10/15/20	170,400
100,000	g	QVC, Inc	7.500	10/01/19	106,500
25,000		Staples, Inc	9.750	01/15/14	28,976
75,000		Wal-Mart Stores, Inc	5.000	10/25/40	85,702

		TOTAL RETAILING			1,173,719

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
50,000		Analog Devices, Inc	5.000	07/01/14	54,651
50,000		Broadcom Corp	1.500	11/01/13	50,098
50,000		Broadcom Corp	2.380	11/01/15	50,450

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			155,199

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SOFTWARE & SERVICES - 0.4%
$ 75,000		International Business Machines Corp	1.000%	08/05/13	$75,541
250,000		International Business Machines Corp	1.950	07/22/16	252,196
35,000		Microsoft Corp	0.880	09/27/13	35,228
125,000		Microsoft Corp	1.630	09/25/15	127,406
50,000		Oracle Corp	3.750	07/08/14	53,848
25,000		Oracle Corp	5.750	04/15/18	29,786
65,000	g	Oracle Corp	3.880	07/15/20	69,007

		TOTAL SOFTWARE & SERVICES			643,012

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
50,000		Amphenol Corp	4.750	11/15/14	53,010
130,000		Brocade Communications Systems, Inc	6.880	01/15/20	132,762
75,000		Hewlett-Packard Co	4.250	02/24/12	76,004
35,000		Hewlett-Packard Co	4.500	03/01/13	36,512
25,000		Hewlett-Packard Co	4.750	06/02/14	26,860
115,000		Hewlett-Packard Co	2.650	06/01/16	114,858
50,000		Hewlett-Packard Co	3.000	09/15/16	50,417
132,000		Jabil Circuit, Inc	5.630	12/15/20	128,700
50,000		L-3 Communications Corp	6.380	10/15/15	51,063
35,000		L-3 Communications Corp	5.200	10/15/19	36,929
100,000		L-3 Communications Corp	4.950	02/15/21	104,349
100,000		Scientific Games Corp	8.130	09/15/18	98,250
32,000		Scientific Games Corp	9.250	06/15/19	32,240

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			941,954

TELECOMMUNICATION SERVICES - 2.0%
40,000		America Movil SAB de C.V.	5.000	03/30/20	42,240
100,000		AT&T, Inc	6.150	09/15/34	111,919
125,000		AT&T, Inc	6.300	01/15/38	143,191
92,000		AT&T, Inc	5.350	09/01/40	96,168
100,000		BellSouth Corp	6.880	10/15/31	124,575
25,000		BellSouth Corp	6.550	06/15/34	28,985
175,000		Cellco Partnership	8.500	11/15/18	233,194
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	133,381
50,000		France Telecom S.A.	2.130	09/16/15	49,489
110,000	g	Qtel International Finance	4.750	02/16/21	109,863
100,000		Sprint Capital Corp	8.750	03/15/32	86,875
50,000		Telecom Italia Capital S.A.	6.180	06/18/14	49,758
25,000		Telecom Italia Capital S.A.	7.000	06/04/18	25,051
200,000		Telecom Italia Capital S.A.	7.180	06/18/19	200,519
150,000		Telefonica Emisiones SAU	3.990	02/16/16	142,729
135,000		Telefonica Emisiones SAU	5.130	04/27/20	125,732
250,000		Telefonica Emisiones SAU	5.460	02/16/21	237,394
100,000	g	Telefonica Moviles Chile S.A.	2.880	11/09/15	95,613
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	107,000
100,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	95,000
95,000		Verizon Communications, Inc	5.250	04/15/13	100,995
40,000		Verizon Communications, Inc	8.750	11/01/18	53,565
25,000		Verizon Communications, Inc	8.950	03/01/39	38,611
100,000		Verizon Communications, Inc	6.000	04/01/41	121,547
200,000	g	Vimpelcom Holdings	6.250	03/01/17	172,000
150,000		Virgin Media Finance plc	9.500	08/15/16	162,000
100,000		Virgin Media Secured Finance plc	5.250	01/15/21	107,611

		TOTAL TELECOMMUNICATION SERVICES			2,995,005

TRANSPORTATION - 1.1%
165,000	g	Asciano Finance	5.000	04/07/18	168,709
100,000		Boeing Co	6.130	02/15/33	124,685
75,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	88,234
150,000		Burlington Northern Santa Fe LLC	3.450	09/15/21	152,749
100,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	107,210
150,000		Burlington Northern Santa Fe LLC	4.950	09/15/41	159,161
250,000		Delta Air Lines, Inc	5.300	04/15/19	245,000
25,000		Embraer Overseas Ltd	6.380	01/15/20	27,125
100,000	g	Kazakhstan Temir Zholy Finance BV	6.380	10/06/20	98,250
50,000		Norfolk Southern Corp	5.750	04/01/18	58,606
100,000		Norfolk Southern Corp	5.590	05/17/25	115,108
65,000	g	Union Pacific Corp	4.160	07/15/22	69,368
75,000		Union Pacific Corp	4.750	09/15/41	77,041
100,000		United Parcel Service, Inc	3.130	01/15/21	104,402

		TOTAL TRANSPORTATION			1,595,648

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

UTILITIES - 2.9%
$ 100,000	g	AES Corp	7.380%	07/01/21	$94,500
35,000	g	AES Gener S.A.	5.250	08/15/21	33,879
50,000		AGL Capital Corp	5.250	08/15/19	56,302
75,000		Alliant Energy Corp	4.000	10/15/14	78,109
75,000		Atmos Energy Corp	8.500	03/15/19	101,274
195,000	g	Calpine Corp	7.500	02/15/21	186,225
200,000		Carolina Power & Light Co	5.300	01/15/19	235,907
50,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	56,323
100,000		CenterPoint Energy Resources Corp	5.850	01/15/41	108,913
100,000	g	Comision Federal Electricidad	4.880	05/26/21	100,500
150,000		Commonwealth Edison Co	4.000	08/01/20	158,233
25,000		Connecticut Light & Power Co	5.500	02/01/19	29,480
35,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	42,700
50,000		Dominion Resources, Inc	4.450	03/15/21	54,387
50,000		Dominion Resources, Inc	4.900	08/01/41	51,756
100,000		Duke Energy Carolinas LLC	5.750	11/15/13	109,667
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	16,569
100,000	g	Empresa Electrica del Norte Grande S.A.	5.630	01/15/21	104,382
165,000		Great Plains Energy, Inc	4.850	06/01/21	173,726
50,000		Indiana Michigan Power Co	7.000	03/15/19	61,720
25,000		Integrys Energy Group, Inc	4.170	11/01/20	25,746
100,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	102,596
100,000	g	Korea Hydro & Nuclear Power Co Ltd	3.130	09/16/15	97,732
100,000		LG&E and KU Energy LLC	3.750	11/15/20	96,781
50,000		Midamerican Energy Holdings Co	5.950	05/15/37	58,833
100,000		Nevada Power Co	6.650	04/01/36	132,612
50,000		Nevada Power Co	5.380	09/15/40	57,935
165,000		Nevada Power Co	5.450	05/15/41	193,514
75,000		Pacific Gas & Electric Co	8.250	10/15/18	99,905
50,000		PacifiCorp	6.000	01/15/39	63,098
75,000		Pepco Holdings, Inc	2.700	10/01/15	76,000
50,000		PG&E Corp	5.750	04/01/14	54,827
250,000		PPL Electric Utilities Corp	3.000	09/15/21	249,393
50,000		Progress Energy, Inc	7.050	03/15/19	62,181
75,000		Public Service Co of Colorado	3.200	11/15/20	76,319
80,000		Public Service Co of Colorado	4.750	08/15/41	88,903
100,000		Public Service Co of Oklahoma	5.150	12/01/19	111,030
32,000		Questar Market Resources, Inc	6.880	03/01/21	33,440
75,000		San Diego Gas & Electric Co	3.000	08/15/21	75,779
25,000		San Diego Gas & Electric Co	5.350	05/15/40	30,719
50,000		Sempra Energy	6.000	10/15/39	60,513
80,000		Southern California Edison Co	3.880	06/01/21	86,679
25,000		Veolia Environnement	5.250	06/03/13	26,298
100,000		Virginia Electric and Power Co	4.750	03/01/13	105,171
50,000		Williams Partners LP	3.800	02/15/15	52,167
75,000		Williams Partners LP	5.250	03/15/20	80,670
75,000		Williams Partners LP	6.300	04/15/40	83,007
50,000		Xcel Energy, Inc	4.800	09/15/41	52,878
200,000	g	Xinao Gas Holdings Ltd	6.000	05/13/21	193,365

		TOTAL UTILITIES			4,382,643

		TOTAL CORPORATE BONDS (Cost $47,416,716)			48,734,029

GOVERNMENT BONDS - 60.4%
AGENCY SECURITIES - 7.9%
		Federal Farm Credit Bank (FFCB)
500,000		FFCB	1.380	06/25/13	508,871
		Federal Home Loan Bank (FHLB)
1,000,000		FHLB	1.880	06/21/13	1,025,529
		Federal Home Loan Mortgage Corp (FHLMC)
1,000,000		FHLMC	0.750	03/28/13	1,005,791
200,000		FHLMC	2.500	04/23/14	209,968
1,500,000		FHLMC	5.130	10/18/16	1,776,335
		Federal National Mortgage Association (FNMA)
100,000		FNMA	1.250	08/20/13	101,440
1,000,000		FNMA	3.000	09/16/14	1,069,476
1,000,000		Citigroup, Inc	2.130	04/30/12	1,011,050
500,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	493,805
500,000		General Electric Capital Corp	2.250	03/12/12	504,694
200,000		General Electric Capital Corp	2.200	06/08/12	202,726

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000		General Electric Capital Corp	2.130%	12/21/12	$204,350
450,000		GMAC, Inc	1.750	10/30/12	456,992
1,700,000		GMAC, Inc	2.200	12/19/12	1,737,506
250,000		New York Community Bank	3.000	12/16/11	251,502
250,000		Private Export Funding Corp	3.050	10/15/14	266,487
500,000		Sovereign Bancorp, Inc	2.750	01/17/12	503,540
350,000		State Street Corp	2.150	04/30/12	353,899
265,625		Totem Ocean Trailer Express, Inc	4.510	12/18/19	288,049

		TOTAL AGENCY SECURITIES			11,972,010

FOREIGN GOVERNMENT BONDS - 7.0%
500,000	g	Bank of Montreal	2.850	06/09/15	527,710
250,000	g	Bank of Montreal	2.630	01/25/16	261,051
100,000		Brazilian Government International Bond	4.880	01/22/21	106,900
25,000		Brazilian Government International Bond	7.130	01/20/37	31,938
100,000		Brazilian Government International Bond	5.630	01/07/41	107,750
150,000		Canada Government International Bond	2.380	09/10/14	157,866
200,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	208,321
150,000		Chile Government International Bond	3.880	08/05/20	156,375
200,000		Colombia Government International Bond	4.380	07/12/21	204,000
100,000	g	Croatia Government International Bond	6.630	07/14/20	95,250
100,000	g	Dominican Republic International Bond	7.500	05/06/21	97,500
100,000		Eksportfinans ASA	5.000	02/14/12	101,550
132,000		Eksportfinans ASA	2.000	09/15/15	134,732
200,000	g	Eskom Holdings Ltd	5.750	01/26/21	202,000
100,000		European Investment Bank	4.880	02/15/36	116,978
250,000		Export Development Canada	2.250	05/28/15	262,754
100,000		Export-Import Bank of Korea	5.130	06/29/20	101,384
200,000		Export-Import Bank of Korea	4.380	09/15/21	188,391
175,000		Federative Republic of Brazil	6.000	01/17/17	199,763
66,000		Hungary Government International Bond	6.380	03/29/21	64,218
130,000		Hungary Government International Bond	7.630	03/29/41	126,750
35,000		Italy Government International Bond	6.880	09/27/23	34,484
100,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	103,526
100,000	g	Lithuania Government International Bond	5.130	09/14/17	97,000
250,000	g	National Bank of Canada	1.650	01/30/14	253,988
25,000		Peruvian Government International Bond	7.350	07/21/25	31,125
80,000		Poland Government International Bond	3.880	07/16/15	81,080
30,000		Poland Government International Bond	6.380	07/15/19	33,000
200,000		Poland Government International Bond	5.130	04/21/21	199,500
175,000		Province of British Columbia Canada	2.850	06/15/15	186,590
500,000		Province of Manitoba Canada	2.130	04/22/13	512,475
500,000		Province of New Brunswick Canada	2.750	06/15/18	522,836
500,000		Province of Nova Scotia Canada	2.380	07/21/15	520,816
300,000		Province of Ontario Canada	4.100	06/16/14	324,609
300,000		Province of Ontario Canada	2.950	02/05/15	317,122
400,000		Province of Ontario Canada	2.700	06/16/15	420,336
300,000		Province of Ontario Canada	1.600	09/21/16	299,316
500,000		Province of Ontario Canada	4.400	04/14/20	569,318
110,000		Province of Quebec Canada	4.630	05/14/18	127,564
500,000		Province of Quebec Canada	3.500	07/29/20	534,099
750,000		Province of Quebec Canada	2.750	08/25/21	743,052
100,000		Qatar Government International Bond	5.250	01/20/20	110,000
100,000	g	Republic of Ghana	8.500	10/04/17	104,500
30,000		Republic of Hungary	6.250	01/29/20	29,100
100,000	g	Russian Foreign Bond - Eurobond	3.630	04/29/15	98,250
100,000		South Africa Government International Bond	6.880	05/27/19	119,000
100,000		South Africa Government International Bond	6.250	03/08/41	111,500
200,000	g	Sri Lanka Government International Bond	6.250	07/27/21	192,301
300,000	g	Toronto-Dominion Bank	2.200	07/29/15	309,343
100,000		Turkey Government International Bond	5.630	03/30/21	102,250
52,000		United Mexican States	5.880	02/17/14	56,264
50,000		United Mexican States	5.950	03/19/19	56,750
100,000		United Mexican States	5.130	01/15/20	108,250

		TOTAL FOREIGN GOVERNMENT BONDS			10,762,525

MORTGAGE BACKED - 28.2%
		Federal Home Loan Mortgage Corp (FHLMC)
270,588		FHLMC	4.000	06/15/34	32,020
52,696	i	FHLMC	2.500	02/01/36	55,392
171,867	i	FHLMC	2.500	07/01/36	180,351
98,639	i	FHLMC	2.420	09/01/36	104,759

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 39,145	i	FHLMC	2.740%	09/01/36	$41,080
32,297	i	FHLMC	5.280	09/01/36	33,668
95,366	i	FHLMC	4.700	03/01/37	100,371
166,691	i	FHLMC	5.930	04/01/37	181,039
47,023	i	FHLMC	5.740	05/01/37	50,829
		Federal Home Loan Mortgage Corp Gold (FGLMC)
193,976		FGLMC	5.000	02/01/19	211,089
30,812		FGLMC	4.500	01/01/20	32,957
130,759		FGLMC	4.500	07/01/20	141,414
31,496		FGLMC	5.000	04/01/23	33,841
113,280		FGLMC	4.000	07/01/24	119,325
42,206		FGLMC	4.500	09/01/24	44,841
18,579		FGLMC	6.000	03/01/33	20,597
195,440		FGLMC	5.000	11/01/33	210,741
325,372		FGLMC	6.000	11/01/33	360,726
76,159		FGLMC	5.000	05/01/34	82,098
51,507		FGLMC	6.000	09/01/34	57,039
16,203		FGLMC	6.000	04/01/35	17,878
29,744		FGLMC	5.000	02/01/36	32,045
16,574		FGLMC	6.500	05/01/36	18,498
232,770		FGLMC	5.500	04/01/37	252,642
270,411		FGLMC	5.500	05/01/37	293,497
191,857		FGLMC	6.000	08/01/37	213,183
16,404		FGLMC	6.000	08/01/37	18,227
63,875		FGLMC	6.500	09/01/37	71,050
47,870		FGLMC	6.500	11/01/37	53,247
156,498		FGLMC	5.000	04/01/38	169,754
49,097		FGLMC	6.500	05/01/38	54,906
61,757		FGLMC	5.500	01/01/39	66,923
171,671		FGLMC	4.000	06/01/39	180,022
93,116		FGLMC	5.000	07/01/39	100,014
123,132		FGLMC	5.000	01/01/40	132,252
645,513		FGLMC	4.500	07/01/40	688,365
		Federal National Mortgage Association (FNMA)
4,479		FNMA	5.000	06/01/13	4,693
1,483,243		FNMA	4.560	01/01/15	1,590,144
56,427		FNMA	5.500	04/01/18	60,930
53,219		FNMA	5.500	05/01/18	57,881
150,000		FNMA	4.000	02/25/19	159,319
55,110		FNMA	4.500	03/01/19	59,051
28,241		FNMA	4.500	06/01/19	30,260
165,296		FNMA	5.500	07/01/20	180,912
13,524		FNMA	4.500	11/01/20	14,491
108,955		FNMA	4.500	12/01/20	118,210
39,018		FNMA	5.000	12/01/20	42,192
36,355		FNMA	4.500	03/01/23	38,761
118,412		FNMA	5.000	04/01/23	127,600
82,443		FNMA	4.500	06/01/23	87,900
80,191		FNMA	5.000	07/01/23	86,263
81,947		FNMA	5.000	07/01/23	88,152
108,038		FNMA	5.500	02/01/24	118,393
248,240		FNMA	4.500	04/01/24	264,361
116,755		FNMA	4.000	05/01/24	123,225
242,306		FNMA	5.500	07/01/24	265,227
8,725		FNMA	5.500	09/01/24	9,550
446,555		FNMA	4.000	02/01/25	471,578
46,686		FNMA	6.500	07/01/32	52,533
57,725		FNMA	5.500	01/01/33	63,077
96,885		FNMA	5.500	07/01/33	105,899
590,503		FNMA	5.500	07/01/33	645,438
249,682		FNMA	5.500	07/01/33	272,910
302,490		FNMA	6.000	10/01/33	335,782
148,360		FNMA	5.000	11/01/33	160,341
584,018		FNMA	5.500	11/01/33	638,350
329,057		FNMA	5.000	03/01/34	355,631
577,464		FNMA	5.000	03/01/34	624,100
88,507		FNMA	5.500	04/01/34	97,432
48,523		FNMA	5.000	08/01/34	52,428
1,232,452		FNMA	5.000	09/01/34	1,331,601
56,378		FNMA	5.000	11/01/34	60,931
42,582		FNMA	6.500	02/01/35	48,049
147,861		FNMA	5.500	04/01/35	161,524
19,085		FNMA	7.500	06/01/35	22,272

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 32,875		FNMA	5.500%	07/01/35	$36,190
17,768		FNMA	7.500	07/01/35	20,736
56,538		FNMA	4.500	08/01/35	60,269
81,862		FNMA	5.000	08/01/35	88,383
198,235		FNMA	5.500	09/01/35	216,677
77,660		FNMA	5.500	10/01/35	84,788
86,757		FNMA	5.000	02/01/36	93,668
265,657		FNMA	6.000	04/01/36	292,571
162,486		FNMA	6.000	06/01/36	180,776
75,844	i	FNMA	2.390	07/01/36	79,185
47,201		FNMA	6.500	09/01/36	52,523
61,913		FNMA	6.000	12/01/36	68,185
41,381		FNMA	5.000	02/01/37	44,594
217,855		FNMA	5.500	02/01/37	237,407
40,554		FNMA	7.000	02/01/37	46,575
120,567		FNMA	5.500	03/01/37	131,181
102,480		FNMA	7.000	04/01/37	117,693
40,388		FNMA	5.500	06/01/37	43,943
26,600		FNMA	6.500	08/01/37	29,716
243,360		FNMA	6.000	09/01/37	267,483
45,019		FNMA	6.000	11/01/37	49,481
21,812		FNMA	7.000	11/01/37	25,050
88,058		FNMA	5.500	01/01/38	95,810
8,744		FNMA	6.500	01/01/38	9,697
691,256		FNMA	5.500	02/01/38	751,244
185,728		FNMA	5.500	02/01/38	201,846
3,623		FNMA	6.500	02/01/38	4,024
6,075		FNMA	6.500	03/01/38	6,730
18,104		FNMA	6.500	03/01/38	20,054
259,433		FNMA	5.000	04/01/38	279,372
215,047		FNMA	5.000	04/01/38	231,574
135,482		FNMA	6.000	04/01/38	148,827
314,747		FNMA	5.500	05/01/38	342,061
316,759		FNMA	5.500	06/01/38	344,248
709,068		FNMA	6.000	07/01/38	779,354
713,274		FNMA	6.000	10/01/38	783,978
297,599		FNMA	4.000	01/01/39	312,367
101,832		FNMA	4.500	01/01/39	108,234
64,247		FNMA	5.500	01/01/39	69,822
69,584		FNMA	6.000	01/01/39	76,438
52,643		FNMA	6.000	01/01/39	57,829
119,489		FNMA	4.000	02/01/39	125,624
104,946		FNMA	4.500	02/01/39	111,544
641,036		FNMA	4.500	02/01/39	681,335
55,004		FNMA	5.500	02/01/39	59,778
1,468,457		FNMA	4.500	04/01/39	1,559,854
86,543		FNMA	5.000	04/01/39	93,194
490,594		FNMA	4.000	05/01/39	517,470
404,231		FNMA	4.500	06/01/39	429,390
686,190		FNMA	4.000	07/01/39	720,243
384,101		FNMA	6.500	07/01/39	423,571
453,118		FNMA	4.000	08/01/39	475,604
454,595		FNMA	4.500	08/01/39	482,888
641,364		FNMA	6.000	09/01/39	703,937
287,485		FNMA	4.500	10/01/39	305,378
314,068		FNMA	4.500	11/01/39	333,615
317,582		FNMA	4.500	11/01/39	337,349
210,851		FNMA	5.000	11/01/39	227,056
500,000		FNMA	4.000	02/25/40	533,349
450,928		FNMA	5.000	06/01/40	488,543
403,191		FNMA	4.500	07/01/40	428,286
399,051		FNMA	4.500	07/01/40	423,888
453,952		FNMA	5.500	07/01/40	493,062
387,706		FNMA	4.500	11/01/40	411,837
242,936		FNMA	4.000	12/01/40	254,954
474,379		FNMA	4.500	12/01/40	503,904
486,081		FNMA	3.500	01/01/41	499,874
976,567		FNMA	4.000	02/01/41	1,024,876
488,369		FNMA	3.500	03/01/41	502,226
245,760		FNMA	4.000	04/01/41	258,685
490,250		FNMA	4.000	04/01/41	517,107
563,093		FNMA	4.500	04/01/41	598,139
594,173		FNMA	4.000	08/01/41	623,381
248,390		FNMA	4.000	08/01/41	260,600

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

		Government National Mortgage Association (GNMA)
$ 30,431		GNMA	5.500%	07/15/33	$33,817
198,147		GNMA	5.500	07/20/33	220,955
23,454		GNMA	5.000	03/15/34	25,906
181,061		GNMA	5.000	06/15/34	200,793
255,625		GNMA	5.500	02/15/37	282,713
202,294		GNMA	5.000	01/15/38	222,379
79,162		GNMA	5.000	04/15/38	87,022
155,581		GNMA	5.500	05/15/38	172,019
30,170		GNMA	6.000	08/15/38	33,673
31,217		GNMA	6.000	08/20/38	34,821
381,023		GNMA	5.500	07/15/39	421,281
150,098		GNMA	4.500	07/20/39	163,047
50,950		GNMA	5.000	07/20/39	56,068
65,205		GNMA	4.000	08/15/39	69,855
643,604		GNMA	4.500	03/15/40	700,339
229,539		GNMA	4.500	04/15/40	249,773
167,175		GNMA	5.000	04/15/40	183,774
397,973		GNMA	5.000	04/15/40	437,487
993,231		GNMA	4.500	04/20/40	1,078,303
515,015		GNMA	5.000	05/20/40	566,430
466,555		GNMA	4.500	06/15/40	507,682
432,475		GNMA	5.000	06/15/40	475,415
563,463		GNMA	4.000	07/15/40	603,647
195,025		GNMA	6.230	09/15/43	205,775

		TOTAL MORTGAGE BACKED			42,818,169

MUNICIPAL BONDS - 0.4%
150,000		Grant County Public Utility District No 2	5.630	01/01/27	169,452
150,000		State of California	7.630	03/01/40	184,908
175,000		State of Illinois	6.730	04/01/35	185,511
		TOTAL MUNICIPAL BONDS

					539,871

U.S. TREASURY SECURITIES - 16.9%
842,500		United States Treasury Bond	5.250	02/15/29	1,150,670
500,000		United States Treasury Bond	5.380	02/15/31	703,360
1,182,000		United States Treasury Bond	4.380	05/15/41	1,527,001
200,000		United States Treasury Note	1.000	12/31/11	200,461
55,000		United States Treasury Note	0.630	06/30/12	55,189
48,000		United States Treasury Note	1.380	10/15/12	48,587
1,695,000		United States Treasury Note	0.630	01/31/13	1,704,270
50,000		United States Treasury Note	0.130	08/31/13	49,877
50,000		United States Treasury Note	0.500	10/15/13	50,195
4,377,000		United States Treasury Note	1.880	04/30/14	4,543,531
913,000		United States Treasury Note	2.250	05/31/14	957,509
1,570,000		United States Treasury Note	0.630	07/15/14	1,579,561
449,000		United States Treasury Note	2.380	08/31/14	474,221
1,180,000		United States Treasury Note	2.380	10/31/14	1,249,049
762,000		United States Treasury Note	2.250	03/31/16	810,044
3,721,000		United States Treasury Note	1.000	08/31/16	3,730,303
315,000		United States Treasury Note	2.880	03/31/18	345,762
3,000,000		United States Treasury Note	2.250	07/31/18	3,165,936
930,000		United States Treasury Note	1.500	08/31/18	934,505
1,098,900		United States Treasury Note	2.130	08/15/21	1,118,307
675,000		United States Treasury Note	3.750	08/15/41	785,849
500,000	j	United States Treasury Strip Principal	0.000	08/15/27	322,494

		TOTAL U.S. TREASURY SECURITIES			25,506,681

		TOTAL GOVERNMENT BONDS (Cost $87,201,875)			91,599,256

STRUCTURED ASSETS - 6.0%
ASSET BACKED - 1.6%
50,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	50,877
		Series - 2010 3 (Class C)
100,000	g	Avis Budget Rental Car Funding AESOP LLC	3.150	03/20/17	103,025
		Series - 2010 5A (Class A)
364,434		Centex Home Equity	5.540	01/25/32	359,018
		Series - 2002 A (Class AF6)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	74,986
		Series - 2004 2 (Class 1B)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 341,152		CIT Group Home Equity Loan Trust	6.390%	12/25/30	$56,735
		Series - 2002 2 (Class MF2)
58,307	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	56,371
		Series - 2006 15 (Class A2)
592,097	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	550,464
		Series - 2007 1A (Class AF3)
75,000		Ford Credit Auto Owner Trust	3.210	07/15/17	77,399
		Series - 2011 A (Class D)
38,403		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	38,021
		Series - 2006 HLTV (Class A3)
250,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	198,561
		Series - 2006 HLTV (Class A4)
251,104		Lehman XS Trust	6.500	06/25/46	139,705
		Series - 2006 13 (Class 2A1)
61,305	i	Long Beach Mortgage Loan Trust	0.690	02/25/35	60,381
		Series - 2005 1 (Class M1)
13,824	i	Morgan Stanley ABS Capital I	0.270	01/25/37	13,464
		Series - 2007 HE2 (Class A2A)
310,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	131,133
		Series - 2006 3 (Class AF3)
30,000	i	Residential Asset Securities Corp	0.660	04/25/35	25,873
		Series - 2005 KS3 (Class M3)
42,026		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	41,540
		Series - 2006 HI5 (Class A2)
100,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	75,331
		Series - 2006 HI1 (Class M2)
26,494	i	Securitized Asset Backed Receivables LLC Trust	0.380	03/25/36	24,839
		Series - 2006 NC2 (Class A2)
100,000	g	SLM Student Loan Trust	4.370	04/17/28	105,923
		Series - 2011 A (Class A2)
60,000	g	SLM Student Loan Trust	3.740	02/15/29	60,339
		Series - 2011 B (Class A2)
75,371	i	Soundview Home Equity Loan Trust	0.340	10/25/36	73,574
		Series - 2006 EQ1 (Class A2)
48,207	i	Structured Asset Investment Loan Trust	0.630	05/25/35	45,853
		Series - 2005 4 (Class M1)
127,831	g,m	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	105,460
		Series - 2006 N1 (Class N1)
32,642	i	Wells Fargo Home Equity Trust	0.370	07/25/36	28,105
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			2,496,977

OTHER MORTGAGE BACKED - 4.4%
45,000	i	Banc of America Commercial Mortgage, Inc	4.770	07/10/43	39,929
		Series - 2005 3 (Class AJ)
110,000		Banc of America Commercial Mortgage, Inc	5.680	07/10/46	102,626
		Series - 2006 4 (Class AM)
51,405		Bear Stearns Asset Backed Securities Trust	5.250	04/25/35	46,391
		Series - 2005 AC2 (Class 1A)
25,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	27,026
		Series - 2006 PW14 (Class A4)
80,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	78,765
		Series - 2006 PW13 (Class AM)
50,000	i	Bear Stearns Commercial Mortgage Securities	5.570	10/12/41	49,341
		Series - 2006 T24 (Class AM)
75,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	79,892
		Series - 2004 T16 (Class A6)
20,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	21,281
		Series - 2007 PW17 (Class A4)
335,000	i	Commercial Mortgage Pass Through Certificates	5.650	12/10/49	301,883
		Series - 2007 C9 (Class AM)
67,437		Countrywide Alternative Loan Trust	5.500	08/25/16	68,076
		Series - 2004 30CB (Class 1A15)
33,762		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	32,823
		Series - 2005 12 (Class 1A5)
21,807		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	21,501
		Series - 2005 J3 (Class 1A1)
100,000	g	Credit Suisse Mortgage Capital Certificates	5.380	02/15/40	92,719
		Series - 2009 RR1 (Class A3C)
50,000		CS First Boston Mortgage Securities Corp	4.050	05/15/38	49,423
		Series - 2003 C3 (Class B)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 175,000	g,i	DB/UBS Mortgage Trust	5.730%	11/10/46	$154,626
		Series - 2011 LC1A (Class C)
31,232		First Horizon Asset Securities, Inc	5.500	11/25/33	31,314
		Series - 2003 9 (Class 1A4)
65,167	i	GMAC Mortgage Corp Loan Trust	4.560	10/19/33	66,555
		Series - 2003 AR1 (Class A5)
710,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	663,901
		Series - 2006 GG7 (Class AM)
100,000	g	GS Mortgage Securities Corp II	5.150	08/10/43	94,739
		Series - 2010 C1 (Class B)
120,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	102,174
		Series - 2010 C2 (Class C)
70,000	g,i	GS Mortgage Securities Corp II	5.400	12/10/43	66,377
		Series - 2010 C2 (Class B)
25,573	i	GSR Mortgage Loan Trust	2.790	01/25/36	23,969
		Series - 2006 AR1 (Class 2A2)
15,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.070	11/15/43	14,237
		Series - 2010 C2 (Class B)
30,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.720	11/15/43	27,804
		Series - 2010 C2 (Class C)
140,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	05/15/45	135,203
		Series - 2006 LDP8 (Class AM)
100,000	g,i,m	JP Morgan Chase Commercial Mortgage Securities Corp	5.430	07/15/46	86,572
		Series - 2011 C4 (Class C)
150,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	154,892
		Series - 2006 LDP9 (Class A3)
200,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	209,006
		Series - 2007 LD11 (Class A4)
30,487	i	JP Morgan Mortgage Trust	4.300	04/25/35	30,357
		Series - 2005 A2 (Class 5A1)
50,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	54,037
		Series - 2005 C2 (Class A5)
220,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	232,190
		Series - 2007 C1 (Class A4)
50,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	51,349
		Series - 2007 C2 (Class A3)
145,000		LB-UBS Commercial Mortgage Trust	5.460	02/15/40	128,201
		Series - 2007 C1 (Class AM)
75,000	i	LB-UBS Commercial Mortgage Trust	5.860	07/15/40	80,261
		Series - 2007 C6 (Class A4)
42,595		MASTR Asset Securitization Trust	5.000	05/25/35	42,568
		Series - 2005 1 (Class 2A5)
41,024	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	40,429
		Series - 2005 CIP1 (Class AM)
75,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.610	02/12/39	82,023
		Series - 2006 1 (Class A4)
130,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.170	12/12/49	138,633
		Series - 2006 4 (Class A3)
270,000	i	Morgan Stanley Capital I	5.450	02/12/44	289,545
		Series - 2007 HQ11 (Class A4)
85,000		Morgan Stanley Capital I	5.360	03/15/44	90,236
		Series - 2007 IQ13 (Class A4)
290,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	245,221
		Series - 2011 C1 (Class C)
60,000	g,i	Morgan Stanley Capital I	5.420	09/15/47	46,372
		Series - 2011 C1 (Class D)
30,000	i	Morgan Stanley Capital I	5.540	11/12/49	29,025
		Series - 2007 T25 (Class AM)
75,000	g,i	RBSCF Trust	4.830	04/15/24	67,553
		Series - 2010 MB1 (Class D)
94,391		Residential Accredit Loans, Inc	6.000	06/25/36	56,592
		Series - 2006 QS7 (Class A3)
209,762	i	Residential Accredit Loans, Inc	0.420	05/25/46	118,638
		Series - 2006 QO5 (Class 2A1)
96,592	i	Residential Funding Mortgage Securities I, Inc	2.910	08/25/35	82,700
		Series - 2005 SA3 (Class 2A1)
17,320	i	Structured Adjustable Rate Mortgage Loan Trust	0.610	03/25/35	16,301
		Series - 2005 6XS (Class A3)
100,000	g	Vornado DP LLC	5.280	09/13/28	89,193
		Series - 2010 VNO (Class C)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 195,000		Wachovia Bank Commercial Mortgage Trust	5.380%	12/15/43	$155,941
		Series - 2007 C30 (Class AM)
290,000	i	Wachovia Bank Commercial Mortgage Trust	6.170	06/15/45	274,797
		Series - 2006 C26 (Class AM)
35,000	i	Wachovia Bank Commercial Mortgage Trust	5.820	05/15/46	29,935
		Series - 2007 C34 (Class AM)
85,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	87,958
		Series - 2007 C31 (Class A5)
540,000		Wachovia Bank Commercial Mortgage Trust	5.340	11/15/48	491,969
		Series - 2006 C29 (Class AM)
720,000	i	Wachovia Bank Commercial Mortgage Trust	5.370	11/15/48	443,472
		Series - 2006 C29 (Class AJ)
50,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	52,656
		Series - 2007 C33 (Class A4)
67,409		Wells Fargo Mortgage Backed Securities Trust	5.500	04/25/35	68,011
		Series - 2005 2 (Class 1A1)
9,508	i	Wells Fargo Mortgage Backed Securities Trust	5.390	03/25/36	9,460
		Series - 2006 AR1 (Class 2A2)
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.280	10/15/57	49,648
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED			6,518,316

		TOTAL STRUCTURED ASSETS (Cost $10,337,650)			9,015,293

		TOTAL BONDS			149,348,578

		(Cost $144,956,241)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%
BANKS - 0.0%
5,517		Federal Home Loan Mortgage Corp	8.380	12/30/49	11,034
17,265		Federal National Mortgage Association	8.250	12/30/49	32,804

		TOTAL BANKS			43,838

		TOTAL PREFERRED STOCKS (Cost $569,550)			43,838

		TOTAL INVESTMENTS - 98.6% (Cost $145,525,791)			149,392,416
		OTHER ASSETS & LIABILITIES, NET - 1.4%			2,046,321

		NET ASSETS - 100.0%			$151,438,737

Abbreviation(s):

REIT Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2011, the value of these securities amounted to $16,480,787 or 10.9% of net assets.

i	Floating or variable rate security. Coupon reflects the rate at period end.

j	Zero coupon.

m	Indicates a security that has been deemed illiquid.

n	In default.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 100.1%
BANKERS’ ACCEPTANCES - 2.5%
$ 161,000	JPMorgan Chase Bank NA	0.260%	10/06/11	$160,994
131,000	JPMorgan Chase Bank NA	0.180	10/18/11	130,989
132,000	JPMorgan Chase Bank NA	0.210	11/02/11	131,975
125,000	JPMorgan Chase Bank NA	0.260	11/07/11	124,967
181,000	JPMorgan Chase Bank NA	0.240	11/14/11	180,947
138,000	JPMorgan Chase Bank NA	0.235	12/05/11	137,941
308,000	JPMorgan Chase Bank NA	0.240-0.260	12/12/11	307,845
406,000	JPMorgan Chase Bank NA	0.255-0.270	01/19/12	405,677

	TOTAL BANKERS’ ACCEPTANCES			1,581,335

CERTIFICATE OF DEPOSIT - 3.8%
500,000	Bank of Nova Scotia	0.280	12/06/11	500,000
400,000	Barclays Bank PLC	0.410	12/13/11	400,000
315,000	BNP Paribas	0.470	11/01/11	315,014
500,000	Toronto-Dominion Bank	0.170	10/19/11	500,000
250,000	Toronto-Dominion Bank	0.200	11/10/11	250,000
440,000	Toronto-Dominion Bank	0.210	01/10/12	440,000

	TOTAL CERTIFICATE OF DEPOSIT			2,405,014

COMMERCIAL PAPER - 39.8%
585,000	Australia & New Zealand Banking Group Ltd	0.270	12/21/11	584,645
325,000	Australia & New Zealand Banking Group Ltd	0.320	01/17/12	324,688
960,000	Bank of Nova Scotia	0.200-0.280	11/29/11	959,633
430,000	Bank of Nova Scotia	0.270	12/02/11	429,800
500,000	BNP Paribas Finance, Inc	0.230	10/03/11	499,994
400,000	Coca-Cola Co	0.100	11/04/11	399,962
800,000	Coca-Cola Co	0.130	12/09/11	799,801
475,000	Coca-Cola Co	0.260	05/01/12	474,269
500,000	Commonwealth Bank of Australia	0.275	12/02/11	499,764
390,000	Commonwealth Bank of Australia	0.275	12/07/11	389,800
250,000	Commonwealth Bank of Australia	0.420	02/13/12	249,606
351,000	Fairway Finance LLC	0.160	10/12/11	350,983
500,000	Fairway Finance LLC	0.170	10/25/11	499,943
500,000	Fairway Finance LLC	0.170	10/28/11	499,936
514,000	Falcon Asset Securitization Co LLC	0.170	10/05/11	513,989
300,000	Falcon Asset Securitization Co LLC	0.180	10/06/11	299,993
265,000	Falcon Asset Securitization Co LLC	0.150	10/14/11	264,986
250,000	General Electric Capital Corp	0.190	10/11/11	249,987
200,000	General Electric Capital Corp	0.230	12/06/11	199,916
850,000	General Electric Capital Corp	0.300	02/27/12	848,944
650,000	General Electric Capital Corp	0.300	02/29/12	649,182
250,000	Johnson & Johnson	0.050	10/20/11	249,993
265,000	Jupiter Securitization Co LLC	0.200	11/04/11	264,950
500,000	Jupiter Securitization Co LLC	0.200	11/07/11	499,897
380,000	Jupiter Securitization Co LLC	0.210	12/19/11	379,825
300,000	National Australia Funding (Delaware)	0.150	10/03/11	299,998
250,000	National Australia Funding (Delaware)	0.200	12/19/11	249,890
500,000	National Australia Funding (Delaware)	0.310	01/03/12	499,595
500,000	Nestle Capital Corp	0.150	11/09/11	499,918
400,000	Nestle Capital Corp	0.185	02/28/12	399,692
295,000	Nestle Capital Corp	0.250	05/15/12	294,535
380,000	Old Line Funding LLC	0.170	10/17/11	379,971
250,000	Old Line Funding LLC	0.190	10/26/11	249,967
500,000	Old Line Funding LLC	0.190	12/08/11	499,821
500,000	Private Export Funding Corp	0.165	10/04/11	499,992
500,000	Private Export Funding Corp	0.150	10/27/11	499,946
500,000	Private Export Funding Corp	0.150	11/07/11	499,923
250,000	Private Export Funding Corp	0.230	02/21/12	249,772
1,040,000	Procter & Gamble Co	0.110-0.120	11/02/11	1,039,894
325,000	Procter & Gamble Co	0.165	12/12/11	324,893
500,000	Province of Ontario Canada	0.100	11/30/11	499,917
315,000	Province of Ontario Canada	0.110	12/02/11	314,940

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 250,000	Royal Bank of Canada	0.160%	10/17/11	$249,982
400,000	Royal Bank of Canada	0.190	11/23/11	399,889
250,000	Royal Bank of Canada	0.150	12/27/11	249,909
669,000	Sheffield Receivables Corp	0.180	10/12/11	668,963
650,000	Straight-A Funding LLC	0.160	10/04/11	649,991
450,000	Straight-A Funding LLC	0.190	11/08/11	449,910
568,000	Straight-A Funding LLC	0.190	11/08/11	567,886
300,000	Straight-A Funding LLC	0.190	11/14/11	299,930
390,000	Toronto-Dominion Holdings USA, Inc	0.180	10/17/11	389,969
300,000	Toronto-Dominion Holdings USA, Inc	0.210	12/20/11	299,860
250,000	Variable Funding Capital Co LLC	0.170	10/20/11	249,978
500,000	Variable Funding Capital Co LLC	0.210	12/16/11	499,778
625,000	Westpac Banking Corp	0.200	10/05/11	624,986
250,000	Westpac Banking Corp	0.225	11/07/11	249,942
360,000	Westpac Banking Corp	0.375	02/10/12	359,505

	TOTAL COMMERCIAL PAPER			24,897,628

FOREIGN GOVERNMENT BONDS - 0.6%
400,000	Province of Ontario Canada	2.625	01/20/12	402,610

	TOTAL FOREIGN GOVERNMENT BONDS			402,610

GOVERNMENT AGENCY DEBT - 27.4%
217,000	Federal Farm Credit Bank (FFCB)	0.320	12/30/11	216,826
849,000	Federal Home Loan Bank (FHLB)	0.060	10/07/11	848,992
1,677,000	FHLB	0.200	10/21/11	1,676,814
2,249,000	FHLB	0.170	10/24/11	2,248,756
500,000	FHLB	0.011	11/03/11	499,995
145,000	FHLB	0.050	11/04/11	144,993
700,000	FHLB	0.040	11/14/11	699,966
700,000	FHLB	0.025-0.030	11/16/11	699,974
800,000	FHLB	0.030	11/18/11	799,968
300,000	FHLB	0.040	12/02/11	299,979
500,000	FHLB	0.050	12/12/11	499,950
100,000	FHLB	0.110	01/06/12	99,970
100,000	FHLB	0.150	02/17/12	99,942
300,000	Federal Home Loan Mortgage Corp (FHLMC)	0.100	10/03/11	299,998
600,000	FHLMC	0.170	10/04/11	599,992
275,000	FHLMC	0.070	10/19/11	274,990
260,000	FHLMC	0.070	11/02/11	259,984
250,000	FHLMC	0.050	11/04/11	249,988
250,000	FHLMC	0.060	11/14/11	249,982
125,000	FHLMC	0.070	11/18/11	124,988
200,000	FHLMC	0.040	11/22/11	199,988
300,000	FHLMC	0.120	12/20/11	299,920
240,000	FHLMC	0.100	02/21/12	239,905
610,000	Federal National Mortgage Association (FNMA)	0.050	10/03/11	609,998
500,000	FNMA	0.050	10/06/11	499,997
240,000	FNMA	0.050	10/11/11	239,997
400,000	FNMA	0.060	10/12/11	399,993
75,000	FNMA	0.060	10/19/11	74,998
766,000	FNMA	0.080-0.155	10/26/11	765,927
455,000	FNMA	0.025	11/15/11	454,986
287,000	FNMA	0.035-0.090	12/01/11	286,970
1,300,000	FNMA	0.060-0.125	12/07/11	1,299,746
440,000	FNMA	0.020	12/28/11	439,978
160,000	FNMA	0.120	01/18/12	159,942
135,000	FNMA	0.130	02/17/12	134,932
96,000	FNMA	0.160	03/30/12	95,923
59,000	FNMA	0.150	04/18/12	58,951

	TOTAL GOVERNMENT AGENCY DEBT			17,158,198

TREASURY DEBT - 14.9%
500,000	United States Treasury Bill	0.059	10/06/11	499,996
500,000	United States Treasury Bill	0.025-0.028	10/13/11	499,996
775,000	United States Treasury Bill	0.110-0.156	10/20/11	774,946
1,680,000	United States Treasury Bill	0.091-0.096	11/17/11	1,679,792
110,000	United States Treasury Bill	0.098	11/25/11	109,984
250,000	United States Treasury Bill	0.095	12/01/11	249,960
250,000	United States Treasury Bill	0.065	12/08/11	249,969
300,000	United States Treasury Bill	0.100	12/29/11	299,926

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 1,385,000		United States Treasury Note	1.000%	10/31/11	$1,385,922
1,300,000		United States Treasury Note	0.750	11/30/11	1,301,159
525,000		United States Treasury Note	1.125	12/15/11	526,016
365,000		United States Treasury Note	0.875	01/31/12	365,804
155,000		United States Treasury Note	1.375	05/15/12	156,225
495,000		United States Treasury Note	0.750	05/31/12	496,787
134,000		United States Treasury Note	1.875	06/15/12	135,645
500,000		United States Treasury Note	0.625	06/30/12	501,964
99,000		United States Treasury Note	0.625	07/31/12	99,412

		TOTAL TREASURY DEBT			9,333,503

VARIABLE RATE SECURITY - 11.1%
300,000	i	Federal Farm Credit Bank (FFCB)	0.150	02/13/12	299,994
200,000	i	FFCB	0.225	03/28/13	200,000
350,000	i	FFCB	0.235	06/12/13	350,062
250,000	i	FFCB	0.320	08/19/13	249,763
200,000	i	FFCB	0.220	08/26/13	199,810
310,000	i	FFCB	0.280	08/26/13	309,941
300,000	i	FFCB	0.300	09/23/13	299,976
400,000	i	Federal Home Loan Bank (FHLB)	0.160	01/13/12	399,994
500,000	i	FHLB	0.145	07/02/12	500,000
500,000	i	FHLB	0.270	08/16/13	500,000
1,500,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.070	11/09/11	1,499,881
500,000	i	FHLMC	0.172	02/04/13	499,730
830,000	i	FHLMC	0.172	05/06/13	829,332
300,000	i	Federal National Mortgage Association (FNMA)	0.180	03/14/13	299,875
500,000	i	Royal Bank of Canada	0.290	07/11/12	500,000

		TOTAL VARIABLE RATE SECURITY			6,938,358

		TOTAL SHORT-TERM INVESTMENTS (Cost $62,716,646)			62,716,646

		TOTAL PORTFOLIO - 100.1% (Cost $62,716,646)			62,716,646
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(56,985)

		NET ASSETS - 100.0%			$62,659,661

Abbreviation(s):

i	Floating or variable rate security. Coupon reflects the rate at period end.

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that was organized on August 13, 1998, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of ten series (the “Funds” or individually the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2011, there were no significant transfers between levels by the Funds.

As of September 30, 2011, 100% of the value of investments in the Small Cap Equity Fund, Stock Index Fund, and the Social Choice Equity Fund was valued based on Level 1 inputs.

As of September 30, 2011, 100% of the value of investments in the Money Market Fund was valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Funds’ investments as of September 30, 2011:

Fund	Level 1	Level 2	Level 3	Total
Growth Equity
Consumer discretionary	$6,799,320	$99,241	$—	$6,898,561
Consumer staples	1,905,484	—	—	1,905,484
Energy	2,021,544	248,732	—	2,270,276
Financials	1,127,958	—	—	1,127,958
Health care*	5,627,535	—	—	5,627,535
Industrials*	3,576,432	243,648	—	3,820,080
Information technology	12,791,481	—	—	12,791,481
Materials	1,404,285	—	—	1,404,285
Short term investments	324,486	—	—	324,486
Telecommunication services	917,548	—	—	917,548
Total	$36,496,073	$591,621	$—	$37,087,694
Growth and Income
Consumer discretionary	$7,892,672	$31,498	$—	$7,924,170
Consumer staples	8,263,216	595,847	—	8,859,063
Energy	6,937,716	—	—	6,937,716
Financials	8,144,320	—	—	8,144,320
Health care	9,283,916	315,900	—	9,599,816
Industrials	6,995,761	—	—	6,995,761
Information technology*	13,433,358	195,832	—	13,629,190
Materials	2,104,181	—	—	2,104,181
Short term investments	807,143	—	—	807,143
Telecommunication services	1,971,901	—	—	1,971,901
Utilities	1,516,452	—	—	1,516,452
Total	$67,350,636	$1,139,077	$—	$68,489,713

Fund	Level 1	Level 2	Level 3	Total
International Equity
Germany	$—	$18,587,649	$—	$18,587,649
India	—	3,206,270	—	3,206,270
Japan	—	13,718,010	—	13,718,010
Macau	—	3,576,448	—	3,576,448
Sweden	—	4,311,354	—	4,311,354
Switzerland	—	14,217,273	—	14,217,273
United Kingdom	—	17,159,155	—	17,159,155
Short term investments	9,047,926	—	—	9,047,926
Other	—	3,563,629	—	3,563,629
Total	$9,047,926	$78,339,788	$—	$87,387,714
Large-Cap Value
Consumer discretionary	$5,391,663	$156,078	$—	$5,547,741
Consumer staples	4,624,589	179,793	—	4,804,382
Energy*	5,231,421	206,417	—	5,437,838
Financials	11,191,595	—	—	11,191,595
Health care*	6,981,576	134,430	—	7,116,006
Industrials	4,457,456	354,820	—	4,812,276
Information technology	6,665,397	83,073	—	6,748,470
Materials	861,098	43,139	—	904,237
Short term investments	1,004,744	—	—	1,004,744
Telecommunication services	2,648,500	—	—	2,648,500
Utilities	4,049,051	—	—	4,049,051
Total	$53,107,090	$1,157,750	$—	$54,264,840
Real Estate Securities
Asset management & custody banks	$153,400	$—	$—	$153,400
Diversified capital markets	515,660	—	—	515,660
Diversified REITs	3,096,730	—	—	3,096,730
Gold	1,527,920	—	—	1,527,920
Homebuilding	373,300	293,418	—	666,718
Hotels, resorts & cruise lines	194,100	—	—	194,100
Industrial REITs	2,245,672	—	—	2,245,672
Mortgage REITs	429,000	—	—	429,000
Office REITs	9,466,485	—	—	9,466,485
Precious metals & minerals	171,520	—	—	171,520
Real estate operating companies	927,960	—	—	927,960
Real estate services	381,525	—	—	381,525
Residential REITs	12,291,205	—	—	12,291,205
Retail REITs	16,213,980	556,178	—	16,770,158
Security & alarm services	196,996	—	—	196,996
Specialized REITs	17,450,332	—	—	17,450,332
Total	$65,635,785	$849,596	$—	$66,485,381
Bond
Corporate bonds	$—	$48,734,029	$—	$48,734,029
Government bonds	—	91,599,256	—	91,599,256
Structured assets	—	9,015,293	—	9,015,293
Preferred stocks	43,838	—	—	43,838
Total	$43,838	$149,348,578	$—	$149,392,416

*	Includes American Depositary Receipts in Level 1.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

At September 30, 2011, the Funds held the following open futures contracts:

Fund	Future	Number of contracts	Market value	Expiration date	Unrealized appreciation/ (depreciation)
Stock Index	Russell 2000 Mini Index	2	$128,300	December 2011	$(8,760)
	CME E-Mini Standard & Poor’s 500 Index	17	957,100	December 2011	(29,793)
	CME E-Mini Standard & Poor’s 400 Index	1	77,890	December 2011	(1,132)
Note 4—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities, or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by a Fund will generally be invested in high-quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. The Funds bear the market risk with respect to the collateral investment, securities loaned, and the risk that the counterparty may default on its obligations to the Funds.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

At September 30, 2011, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation / (depreciation)
Growth Equity	$37,485,372	$2,745,140	$(3,142,818)	$(397,678)
Growth & Income	69,967,042	5,621,455	(7,098,784)	(1,477,329)
International Equity	104,593,137	431,597	(17,637,020)	(17,205,423)
Large-Cap Value	62,859,047	2,025,040	(10,619,247)	(8,594,207)
Small-Cap Equity	60,440,164	1,960,556	(9,827,972)	(7,867,416)
Stock Index	167,680,963	36,316,007	(41,803,672)	(5,487,665)
Social Choice Equity	34,165,237	5,326,512	(6,513,810)	(1,187,298)
Real Estate Securities	70,134,330	6,053,713	(9,702,662)	(3,648,949)
Bond	145,525,791	6,914,713	(3,048,088)	3,866,625

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Date: November 15, 2011	By:	/s/ Scott C. Evans
Scott C. Evans
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 15, 2011	By:	/s/ Scott C. Evans
Scott C. Evans
President and Principal Executive Officer
(principal executive officer)

Date: November 15, 2011	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal executive officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer